SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 8

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 41

American National Variable Annuity Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b) of Rule 485.

On May 1, 2006 pursuant to paragraph (b) of Rule 485.

60 days after filing pursuant to paragraph (a)(1) of Rule 485.

On May 1, 2006 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
Prospectus May 1, 2006 1-800-306-2959

This prospectus describes a group unallocated variable annuity contract being offered to corporate and non-corporate pension plans. You can allocate contract value to American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio
American National Money Market Portfolio

Fidelity® Variable Insurance Products - Service Class 2
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Contrafund® Portfolio
VIP Aggressive Growth Portfolio
VIP Growth Opportunities Portfolio
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio
VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio
VIP Asset Manager SM Portfolio+
VIP Asset Manager: Growth® Portfolio+

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio	MFS® Variable Insurance Trust - Initial Class Shares
MFS Capital Opportunities Series
MFS Emerging Growth Series
MFS Research Series
MFS Investors Trust Series

Federated Insurance Series
Federated Capital Income Fund
Federated Mid Cap Growth Strategies Fund
Federated High Income Bond Fund - Primary Shares
Federated Equity Income Fund
Federated Fund for U.S. Government Securities
Federated Kaufmann Fund -Primary Shares
Federated Quality Bond Fund -Primary Shares

The Alger American Fund - Class O Shares
Alger American Small Capitalization Portfolio
Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American Income & Growth Portfolio
Alger American Balanced Portfolio

AIM Variable Insurance Funds - Series I Shares
AIM V.I. Global Health Care Fund
AIM V.I. Small Company Growth Fund++
AIM V.I. Utilities Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Technology Fund
AIM V.I. Real Estate Fund++

+ This Subaccount is closed to new investments.
* Not available for investment in contracts issued on or after May 1, 2004
++The Fund's name, investment objectives and/or investment strategies will change effective July 3, 2006.
This prospectus contains information that you should know before purchasing a contract and should be kept for future reference. Additional information about the contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI, and other information regarding companies that file electronically with the SEC.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Interests in the contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The contract involves investment risk, including possible loss of principal.

Please read this prospectus carefully and keep it for future reference.

Form 4872 Rev 5-06

GLOSSARY

This glossary contains definitions of terms used in this prospectus.

Accumulation Period. The time between the date Accumulation Units are first purchased by You and the date the Contract is terminated.

Accumulation Unit.A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value.The sum of the value of your Accumulation Units.

Company (“we”, “our” or “us” ).American National Insurance Company.

ContractThe contract described in this prospectus.

Contract Owner (“you” or “your”).Unless changed by notice to us, the Contract Owner is as stated in the application and may be the trustee of a Plan.

Contract Anniversary.An anniversary of the Date of Issue.

Contract Year.A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue.The date a Contract is issued.

Fund. A registered, open-end management investment company, or “mutual fund” in which the Separate Account invests.

General Account.All of our assets except those segregated in Separate Accounts.

Plan.A document or agreement defining retirement or other benefits under section 401(a) or 457 of the Internal Revenue Code and those eligible to receive such benefits. A Plan is not a part of a Contract and we are not a party to a Plan.

Plan Participant. An individual participating in a Plan.

Portfolio.A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment.A payment made to us during the Accumulation Period.

Qualified Plan. A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

Subaccount. A subdivision of the Separate Account that invests in a corresponding portfolio of a fund.

Valuation Date.Each day the New York Stock Exchange (“NYSE”) is open for regular trading except for the day after Thanksgiving and December 26. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period.The close of business on one Valuation Date to the close of business on another.

Variable Annuity.An annuity with value that varies in dollar amount based on performance of the investments you choose.

SYNOPSIS

What is the Purpose of the Contract?

The Contract allows the accumulation of monetary value, that will increase or decline based on the performance of investments you choose. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) income tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a Qualified Plan, since the Plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What is a Group Unallocated Contract?

Group unallocated contracts are typically sold to plan administrators or trustees who in turn make omnibus purchase payments, transfers, and redemptions on behalf of Plan Participants. In other words, we are generally unaware of individual Plan Participant's transactions. We may, however, enter into separate agreements with administrators or trustees to keep records of such Plan transactions. (See the “Contract” section of this prospectus.)

What are the Investment Options?

You can invest Purchase Payments in one or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective (See “the Funds” provision in the“The Company, Separate Account and Funds” section of this prospectus). There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Accumulation Value.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and a Purchase Payment to our home office. (See the “Contract Application and Purchase Payments” provision in the “Contract ” section of this prospectus.) Purchase Payments must be for the purpose of providing for Plan benefits.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

The contract may not be available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

How do I allocate Purchase Payments?

You can allocate Purchase Payments among the available Subaccounts. You cannot allocate less than 1% of a Purchase Payment to any one Subaccount.

Can I transfer amounts among the investment alternatives?

You can make transfers among Subaccounts. All transfers among the Subaccounts are free. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios, other Contract Owners, or any Plan Participants. (See the “Transfers” provision in the “Contract” section of this prospectus.)

You should periodically review allocations among the Subaccounts to make sure they fit your current situation and financial goals.

Can I make withdrawals?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. (See the “Withdrawals” provision in the “Distributions Under the Contract” section of this prospectus.) A withdrawal may be subject to a Surrender Charge. A withdrawal may also be subject to Plan restrictions. Surrender charges are waived for any withdrawal to fund a distribution under a Plan. Proof of such Plan benefit must be provided. Distributions to Plan Participants may be subject to income tax and penalty tax.

Is an annuity available?

In order to fund plan distributions, you can select from a number of fixed annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments:

a) for the life of a Plan Participant

b) for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

c) made jointly to a Plan Participant and spouse, with a right of survivorship.

(See the “Annuity Options,” provision in the “Annuity Payments” section of this prospectus.)

What are the charges and deductions under the contract?

Please see the Fee Tables that immediately follow the “Synopsis” section. Additional information is also in the “Charges and Deduction” section of the prospectus.

What are the tax consequences associated with the Contract?

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I have questions, where can I go?

If you or the Plan administrator have any questions about the Contract, you or the Plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893. You can call us at 1-800-306-2959.

FEE TABLES

Contract Owner Transaction Expenses

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Accumulation value between Subaccounts. State premium taxes may also be deducted.

Sales Load as a Percentage of Purchase Payments 0%

Deferred Sales Load ("Surrender Charge")
Contract Year of	Surrender Charge as a
Withdrawal	Percentage of
Each Withdrawal
1st	7.0%
2nd	7.0%
3rd	6.0%
4th	5.0%
5th	4.0%
6th	3.0%
7th	2.0%
8th and thereafter	0.0%

Periodic Charges Other Than Portfolio Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Portfolio fees and expenses.

Exchange Fee (for transfers among Subaccounts)	$ 0
Annual Contract Fee	$ 0

Separate Account Annual Expenses (as a percent of average net assets)
Mortality and Expense Risk Fee	0.35%
Other Account Fees (administrative asset fee)	0.90%&sup1;
Total Separate Account Annual Expense	1.25%

&sup1;The administrative asset fee varies according to the following table:
Accumulation Value on Valuation Date	Administrative Asset Fee to that Portion of Accumulation Value
$0 - $500,000 $500,000 - $1,000,000 $1,000,000 - $3,000,000 $3,000,000 - $5,000,000 over $5,000,000	0.90% 0.70% 0.50% 0.25% 0.00%

In other words, if the Accumulation Value is $700,000, an administrative asset fee of 0.90% will be applied to $500,000 and administrative asset fee of 0.70% will apply to the remaining $200,000.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolios fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses&sup1;	0.35%	3.18%
(before fee waivers or reimbursements)

1Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.12%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 1,200	$ 1,207	$ 1,076	$ 722

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 465	$ 513	$ 565	$ 722

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 465	$ 513	$ 565	$ 722

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

The next example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 903	$ 880	$ 715	$ 261

If you annuitize at the end of the applicable time period

1 year	3 years	5 years	10 years
$ 168	$ 185	$ 204	$ 261

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 168	$ 185	$ 204	$ 261

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

Accumulation Unit Values
Portfolio	2005	2004	2003	2002	2001
AIM V.I. DYNAMICS FUND
Acccumulation unit value at beginning of period	$0.846	$0.749	$0.547	$0.814	--
Accumulation unit value at end of period	$0.934	$0.846	$0.749	$0.547	$0.814
Number of accumulation units outstanding at end of period	72,658	70,872	67,843	121,860;	4,932
AIM V.I. FINANCIAL SERVICES FUND
Acccumulation unit value at beginning of period	$1.125	$1.039	$0.807	$0.960	--
Accumulation unit value at end of period	$1.187	$1.125	$1.039	$0.807	$0.960
Number of accumulation units outstanding at end of period	288,185	250,497	230,723	140,020	67,137
AIM V.I. GLOBAL HEALTH CARE FUND
Acccumulation unit value at beginning of period	$1.040	$0.970	$0.764	$1.026	--
Accumulation unit value at end of period	$1.121	$1.040	$0.970	$0.764	$1.026
Number of accumulation units outstanding at end of period	541,556	432,176	418,841	216,766	77,062
AIM V.I. REAL ESTATE FUND
Acccumulation unit value at beginning of period	$2.029	$1.491	$1.081	$1.029	--
Accumulation unit value at end of period	$2.310	$2.029	$1.491	$1.081	$1.029
Number of accumulation units outstanding at end of period	814,538	657,083	478,578	134,466	16,112
AIM V.I. SMALL COMPANY GROWTH FUND
Acccumulation unit value at beginning of period	$0.896	$0.789	$0.595	$0.875	--
Accumulation unit value at end of period	$0.939	$0.896	$0.789	$0.595	$0.875
Number of accumulation units outstanding at end of period	685,831	481,662	241,241	138,813	10,395
AIM V.I. TECHNOLOGY FUND
Acccumulation unit value at beginning of period	$0.558	$0.535	$0.371	$0.706	--
Accumulation unit value at end of period	$0.568	$0.558	$0.535	$0.371	$0.706
Number of accumulation units outstanding at end of period	989,388	936,631	500,019	169,510	74,831
AIM V.I. UTILITIES FUND
Acccumulation unit value at beginning of period	$0.805	$0.654	$0.560	$0.712	--
Accumulation unit value at end of period	$0.937	$0.805	$0.654	$0.560	$0.712
Number of accumulation units outstanding at end of period	532,653	242,827	131,967	44,001	15,528
ALGER AMERICAN BALANCED PORTFOLIO
Acccumulation unit value at beginning of period	$0.965	$0.926	$0.783	$0.904	$0.934
Accumulation unit value at end of period	$1.043	$0.965	$0.926	$0.783	$0.904
Number of accumulation units outstanding at end of period	1,283,858	1,117,781	871,527	508,954	384,464
ALGER AMERICAN GROWTH PORTFOLIO
Acccumulation unit value at beginning of period	$0.687	$0.654	$0.487	$0.735	$0.845
Accumulation unit value at end of period	$0.767	$0.687	$0.654	$0.487	$0.735
Number of accumulation units outstanding at end of period	2,174,157	1,517,784	1,045,165	446,301	151,782
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO	Acccumulation unit value at beginning of period	$0.758	$0.705	$0.547	$0.804	$0.950
Accumulation unit value at end of period	$0.781	$0.758	$0.705	$0.547	$0.804
Number of accumulation units outstanding at end of period	954,804;	741,950	628,981	455,105	229,704
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Acccumulation unit value at beginning of period	$0.624	$0.578	$0.432	$0.662	$0.797
Accumulation unit value at end of period	$0.711	$0.624	$0.578	$0.433	$0.662
Number of accumulation units outstanding at end of period	828,913	685,466	554,538	225,458	100,247
ALGER AMERICAN MID CAP GROWTH PORTFOLIO
Acccumulation unit value at beginning of period	$1.017	$0.903	$0.615	$0.884	$0.957
Accumulation unit value at end of period	$1.113	$1.017	$0.903	$0.615	$0.884
Number of accumulation units outstanding at end of period	1,325,243	951,845	869,763	404,674	170,686
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Acccumulation unit value at beginning of period	$0.716	$0.616	$0.436	$0.598	$0.820
Accumulation unit value at end of period	$0.834	$0.716	$0.616	$0.436	$0.598
Number of accumulation units outstanding at end of period	1,128,898	712,144	507,285	206,578	76,503
AMERICAN NATIONAL BALANCED PORTFOLIO
Acccumulation unit value at beginning of period	$1.081	$1.023	$0.858	$0.930	$0.987
Accumulation unit value at end of period	$1.082	$1.081	$1.023	$0.858	$0.930
Number of accumulation units outstanding at end of period	489,449	516,260	343,242	101,236	194,077
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Acccumulation unit value at beginning of period	$1.035	$0.950	$0.767	$0.904	$1.039
Accumulation unit value at end of period	$1.055	$1.035	$0.950	$0.767	$0.904
Number of accumulation units outstanding at end of period	514,213	270,591	171,947	112,3	91,692
AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Acccumulation unit value at beginning of period	$1.217	$1.200	$1.185	$1.108	$1.046
Accumulation unit value at end of period	$1.240	$1.217	$1.200	$1.185	$1.108
Number of accumulation units outstanding at end of period	863,165	556,530	527,762	229,346	16,035
AMERICAN NATIONAL GROWTH PORTFOLIO
Acccumulation unit value at beginning of period	$0.763	$0.712	$0.564	$0.789	$0.953
Accumulation unit value at end of period	$0.784	$0.763	$0.712	$0.564	$0.789
Number of accumulation units outstanding at end of period	379,515	414,118	162,228	61,528	27,309
AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Acccumulation unit value at beginning of period	$1.241	$1.118	$0.948	$0.987	$0.995
Accumulation unit value at end of period	$1.207	$1.241	$1.115	$0.948	$0.987
Number of accumulation units outstanding at end of period	304,403	216,977	108,702	35,036	20,099
AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Acccumulation unit value at beginning of period	$0.795	$0.696	$0.516	$0.646	$0.852
Accumulation unit value at end of period	$0.844	$0.795	$0.696	$0.516	$0.646
Number of accumulation units outstanding at end of period	560,684	212,351	100,572	56,406	14,675
AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Acccumulation unit value at beginning of period	$1.037	$1.033	$1.034	$1.037	$1.018
Accumulation unit value at end of period	$1.061	$1.037	$1.033	$1.034	$1.037
Number of accumulation units outstanding at end of period	6,554,439	4,034,118	3,547,858	2,619,126	1,897,905
AMERICAN NATIONAL SMALL-CAP/ MID CAP PORTFOLIO
Acccumulation unit value at beginning of period	$0.252	$0.234	$0.127	$0.298	$0.663
Accumulation unit value at end of period	$0.261	$0.252	$0.234	$0.127	$0.298
Number of accumulation units outstanding at end of period	1,540,076	960,294	559,188	112,826	26,248
FEDERATED CAPITAL INCOME FUND
Acccumulation unit value at beginning of period	$0.810	$0.739	$0.616	$0.821	$0.958
Accumulation unit value at end of period	$0.857	$0.810	$0.739	$0.616	$0.821
Number of accumulation units outstanding at end of period	217,755	187,282	112,127	72,005	29,322
FEDERATED EQUITY INCOME FUND
Acccumulation unit value at beginning of period	$0.864	$0.768	$0.608	$0.776	$0.883
Accumulation unit value at end of period	$0.890	$0.864	$0.768	$0.608	$0.776
Number of accumulation units outstanding at end of period	315,978	168,404	148,732	191,682	13,462
FEDERATED HIGH INCOME BOND FUND
Acccumulation unit value at beginning of period	$1.232	$1.120	$0.922	$0.921	$0.920
Accumulation unit value at end of period	$1.261	$1.232	$1.120	$0.922	$0.921
Number of accumulation units outstanding at end of period	851,514	551,695	352,880	51,944	20,295
FEDERATED KAUFMANN FUND
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.205	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	9,679	N/A	N/A	N/A	N/A
FEDERATED MID CAP GROWTH STRATEGIES FUND
Acccumulation unit value at beginning of period	$0.755	$0.656	$0.472	$0.648	$0.846
Accumulation unit value at end of period	$0.848	$0.755	$0.656	$0.472	$0.648
Number of accumulation units outstanding at end of period	345,572	299,672	198,427	113,113	32,571
FEDERATED QUALITY BOND FUND
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.012	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	30,184	N/A	N/A	N/A	N/A
FEDERATED FUND FOR U.S. GOVERNMENT BOND
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.009	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	1,049	N/A	N/A	N/A	N/A
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	$0.888	$0.811	$0.626	$0.864	--
Accumulation unit value at end of period	$0.954	$0.888	$0.811	$0.626	$0.864
Number of accumulation units outstanding at end of period	853,268	672,047	485,776	84,836	20,105
FIDELITY VIP ASSET MANAGER PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	$1.001	$0.955	$0.817	$0.910	$0.963
Accumulation unit value at end of period	$1.036	$1.001	$0.955	$0.817	$0.910
Number of accumulation units outstanding at end of period	4,477	4,570	4,611	4,632	4,632
FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	$0.874	$0.830	$0.679	$0.817	$0.895
Accumulation unit value at end of period	$0.902	$0.874	$0.830	$0.679	$0.817
Number of accumulation units outstanding at end of period	--	3,042	3,070	3,334	7,062
FIDELITY VIP CONTRAFUND PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	$1.083	$0.944	$0.741	$0.830	$0.960
Accumulation unit value at end of period	$1.259	$1.083	$0.944	$0.741	$0.830
Number of accumulation units outstanding at end of period	2,784,897	1,573,079	1,064,946	460,873	254,493
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.101	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	32,740	N/A	N/A	N/A	N/A
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.119	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	15,111	N/A	N/A	N/A	N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	$0.784	$0.736	$0.572	$0.743	$0.881
Accumulation unit value at end of period	$0.849	$0.784	$0.736	$0.572	$0.743
Number of accumulation units outstanding at end of period	808,654	539,416	337,697	185,377	123,076
FIDELITY VIP INDEX 500 PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	$0.855	$0.778	$0.611	$0.798	$0.921
Accumulation unit value at end of period	$0.891	$0.855	$0.778	$0.611	$0.798
Number of accumulation units outstanding at end of period	3,925,370	3,161,941	2,168,853	932,788	429,546
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.011	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	51,165	N/A	N/A	N/A	N/A
FIDELITY VIP MID CAP PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	$1.572	$1.265	$0.921	$1.037	--
Accumulation unit value at end of period	$1.848	$1.572	$1.265	$0.921	$1.037
Number of accumulation units outstanding at end of period	1,585,442	1,052,297	684,432	228,410	102,238
FIDELITY VIP VALUE LEADERS PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.132	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	3,200	N/A	N/A	N/A	N/A
FIDELITY VIP VALUE PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.104	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	88,461	N/A	N/A	N/A	N/A
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Svs Cls 2)
Acccumulation unit value at beginning of period	--	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$1.178	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period	8,606	N/A	N/A	N/A	N/A
MFS CAPITAL OPPORTUNITIES SERIES
Acccumulation unit value at beginning of period	$0.672	$0.599	$0.474	$0.682	$0.902
Accumulation unit value at end of period	$0.681	$0.672	$0.599	$0.474	$0.682
Number of accumulation units outstanding at end of period	367,044	313,519	182,173	117,818	71,830
MFS EMERGING GROWTH SERIES
Acccumulation unit value at beginning of period	$0.527	$0.468	$0.362	$0.553	$0.840
Accumulation unit value at end of period	$0.573	$0.527	$0.468	$0.362	$0.553
Number of accumulation units outstanding at end of period	637,663	600,669	524,845	273,817	158,870
MFS INVESTORS TRUST SERIES
Acccumulation unit value at beginning of period	$0.877	$0.790	$0.651	$0.834	$1.005
Accumulation unit value at end of period	$0.938	$0.877	$0.790	$0.651	$0.834
Number of accumulation units outstanding at end of period	479,839	349,383	331,496	111,685	61,882
MFS RESEARCH SERIES
Acccumulation unit value at beginning of period	$0.742	$0.643	$0.519	$0.696	$0.894
Accumulation unit value at end of period	$0.797	$0.742	$0.643	$0.519	$0.696
Number of accumulation units outstanding at end of period	225,898	168,895	150,546	212,402	85,281
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Acccumulation unit value at beginning of period	$1.315	$1.149	$0.921	$1.074	$1.085
Accumulation unit value at end of period	$1.362	$1.315	$1.149	$0.921	$1.074
Number of accumulation units outstanding at end of period	2,450,112	1,836,774	1,180,507	367,994	254,914
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Acccumulation unit value at beginning of period	$0.783	$0.690	$0.532	$0.660	$0.859
Accumulation unit value at end of period	$0.905	$0.783	$0.690	$0.532	$0.660
Number of accumulation units outstanding at end of period	2,274,112	1,262,628	631,023	232,305	103,817
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Acccumulation unit value at beginning of period	$1.200	$1.191	$1.149	$1.104	$1.032
Accumulation unit value at end of period	$1.216	$1.200	$1.191	$1.149	$1.104
Number of accumulation units outstanding at end of period	1,330,405;	890,342	594,369	175,812	19,317
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Acccumulation unit value at beginning of period	$1.241	$1.052	$0.765	$0.984	$1.006
Accumulation unit value at end of period	$1.419	$1.241	$1.052	$0.765	$0.984
Number of accumulation units outstanding at end of period	1,549,793	1,355,526	792,786	326,337	221,198

CONTRACT

Type of Contract

This prospectus offers a group unallocated variable annuity Contract, and our obligations are strictly limited to those set forth in this prospectus and the Contract. Neither the Plan Participant, nor any person deriving any rights or benefits from a Plan Participant and the Contract, will at any time have any rights or interest in the Accumulation Value. We incur no liability or obligation to any Plan Participant until a benefit has been purchased on behalf of a Plan Participant, or a person deriving rights from a Plan Participant, in accordance with the provisions of the Contract. Our sole responsibility to any such Plan Participant or person deriving rights from a Plan Participant will be the payment of such benefits purchased on his behalf.

If the Plan maintains individual accounts for each Plan Participant or beneficiary, the Plan should have accounting procedures to allocate among those accounts the gains, losses and charges under this Contract.

Although this Contract is a group unallocated variable annuity and Plan Participants have no rights or interests under the Contract, we may enter into an independent administrative services agreement with a Plan administrator or Plan trustee to provide accounting, administrative and system support to keep records of Plan Participants’ contributions to and allocations among the Subaccounts of this Contract. Our obligations and liabilities for those services are independent of this Contract and are strictly limited to the provisions of the administrative service agreement.

The terms of the Contracts may only be changed by mutual agreement between American National and each Contract Owner, unless:

a)	the change is as described in the provision entitled “Changes in Investment Options”;

b)	American National is making the change in order to comply with a law or regulation to which American National or the Contracts are subject; or

c)	American National is making the change in order to maintain the tax status of the Contracts as described in the section entitled “Federal Tax Matters”

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact Us for specific information that may be applicable to your state.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send a Purchase Payment to our home office. (See the “Allocation of Purchase Payments” provision in the “Contract” section of this prospectus). If the application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments received by us are effective when such Purchase Payments are received at our home office.

Purchase Payments paid are allocated as directed by you. Purchase Payments must be for the purpose of providing for Plan benefits. We assume no liability as to the sufficiency of the Accumulation Value to provide benefits according to the provisions of the Plan.

Allocation of Purchase Payments

Purchase Payments will be allocated to the Subaccounts according to instructions in the application. You can change these allocations at any time by written instruction to our home office, or if a properly completed telephone transaction authorization form is on file with us, by telephone.

Crediting of Accumulation Units

Purchase Payments will be used to purchase Accumulation Units in Subaccounts as the Contract Owner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant’s contribution to a Plan will not be credited until the Contract Owner forwards such contribution to us.

Determining Accumulation Unit Values

The Accumulation Unit value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit value on each Valuation Date. The Accumulation Unit value on each Valuation Date is equal to the Accumulation Unit value for the preceding Valuation Date, multiplied by the net investment factor for that Subaccount on that Valuation Date.

A net investment factor is determined for each Subaccount on a Valuation Date as follows. First, we take the net asset value of a share in the corresponding Portfolio at the close of business that day, and we add the per share amount of any dividends or capital gains distributions declared by the Portfolio during the Valuation Period. We divide this amount by the per share net asset value on the preceding Valuation Date. Then we reduce the result for the administrative asset fee and the mortality and expense risk fee.

We will calculate the Accumulation Unit value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each Subaccount.

Transfers

You can make transfers among the Subaccounts. We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. Requests for transfers must be in writing and must be received by our home office.

Payment of withdrawal amounts and transfers may be postponed whenever:

(1)	the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

(2)	the SEC by order permits postponement for the protection of the Contract Owners; or

(3)	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Market Timing

The Contract is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as "Market Timing". We discourage Market Timing. Market Timing can have adverse effects for other Contract Owners and Plan Participants, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

*	When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Market Timing is often referred to as "arbitrage," and results in dilution of the value of the ownership interest of other investors in the Portfolio.

*	When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

*	When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

*	When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

As further described below, we will have difficulty monitoring for Market Timing in this Contract because of its group unallocated nature. Nevertheless, we have implemented policies and procedures appropriate for this type of contract in an attempt to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Market Timing transactions. When we identify what we believe to be a Market Timing transaction, we may refuse to honor or process the transfer and/or place restrictions on your transfer privileges. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Market Timing or otherwise potentially harmful to others, that the transfer has not been honored, that the transfer has been reversed and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Market Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Market Timing policies and procedures are currently the same for all Subaccounts We may not always apply Market Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers. We may also vary our Market Timing policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. Since the Company retains the discretion to change its Market Timing policies and procedures at any time, you should be aware that the Company may even abandon such policies and procedures; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Market Timing.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Contract Owners or Plan Participants seeking to engage in Market Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological, human resource, and legal considerations. In addition, since the Contract is a group unallocated contract, we will be receiving "omnibus" orders from intermediaries such as retirement plans or their administrators. These omnibus orders reflect the aggregation and netting of multiple orders from Plan Participants. Accordingly, we may not always be able to identify a Contract Owner or Plan Participant engaged in Market Timing. The identification of Contract Owners determined to be engaged in Market Timing involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Market Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Contract described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Contract Owners' transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Market Timing policies and procedures for the Contract described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios' policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Contract Owners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. Transactions that can be conducted over the telephone include:

•	transfers;

•	changes in how any subsequent purchase payments are allocated;

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction by writing our home office.

Asset Allocation

American National has entered into an agreement with Pro Nvest, Inc., a registered investment advisor, ("Pro Nvest") to make asset allocation services available to owners of the Contract and their participants. Pro Nvest is independent of American National and is an unaffiliated company. American National receives no fees from Pro Nvest for making these asset allocation services available. Pro Nvest is not affiliated with any of the underlying portfolios offered through the Contract. American National does not endorse Pro Nvest and disclaims any responsibility for the asset allocation services provided by Pro Nvest.

CHARGES AND DEDUCTIONS

Surrender Charge

During the first seven Contract Years, a Surrender Charge may be imposed on withdrawals at a rate of no more than 7% of the amount withdrawn. (See the “Deferred Sales Load (‘Surrender Charge’)” provision in the “Fee Table” section of the prospectus for the table of surrender charges rates).

We will deduct a surrender charge from the Accumulation Value for withdrawals of all or a portion of the Accumulation Value. However, no surrender charge will apply to any such withdrawal:

a)	if you request a lump sum cash distribution and give us proof that benefits in the amount of the lump sum cash distribution are payable under the Plan to a Plan Participant or beneficiary due to the death, disability, termination of employment or retirement of a Plan Participant; or

b)	if you request that such withdrawal be applied to purchase from us any of the annuity options available under the Contract. (See the “Annuity Options” provision in the “Annuity Payments” section of the prospectus).

For termination, the surrender charge will be equal to the surrender charge percentage multiplied by the Accumulation Value. The surrender charge percentage will be determined by the Contract Year in which the termination occurs.

For withdrawals not exempt from the surrender charge, a surrender charge will be assessed consistent with that applied to a termination. The surrender charge percentage will be determined by the Contract Year in which the withdrawal occurs.

Other Charges

The Contract is subject to certain other charges:

Administrative Asset Fee

An administrative asset fee at an annual rate of up to 0.90% is assessed daily against the Separate Account except when the Accumulation Value exceeds $500,000. The Administrative Asset Fee gradually declines when the Accumulation Value exceeds $500,000. See the “Fee Tables” section of this prospectus for a description of the Administrative Asset Fee when the Accumulation Value of the Contract exceeds $500,000.

Mortality and Expense Risk Fee

Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs.

For our promises to accept these risks, a mortality and expense risk fee at an annual rate of 0.35% will be assessed daily against the Separate Account.

Charges for Taxes

We do not collect any at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account.

Portfolio Expenses

The Portfolios in which you have invested will charge the portfolio annual expenses. For a more complete description of those expenses, see the prospectuses for the Portfolios.

DISTRIBUTIONS UNDER THE CONTRACT

Withdrawals

The Contract Owner may make withdrawals under the Contract, in whole or in part, subject to the following limitations:

a)	The request must be made in writing and must be received by our home office.

b)	If a partial withdrawal would leave less than $1,200 Accumulation Value, we may terminate the Contract.

c)	A partial withdrawal request should specify the allocation of that withdrawal among the Subaccounts. If not specified, we will prorate the withdrawal among the Subaccounts. Surrender charges will be deducted from the Accumulation Value remaining after a partial withdrawal.

d)	Additional limitations apply to withdrawals, as explained in the, “Termination” of Contract provision below.

The Accumulation Unit value for withdrawals will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your withdrawal request.

Accumulation Value can be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit value and summing the results. The amount available for withdrawal equals the Accumulation Value less any applicable surrender charge. Accumulation Value will be reduced by the amount of any withdrawal and applicable surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form, however payment of surrenders may be delayed under certain circumstances. (See the “Transfers” provision in the “Contract” section of the prospectus.)

Termination of Contract

You may terminate the Contract at any time by giving us written notice. Such notice must specify a date of termination, which may not be earlier than 30 days after receipt at our home office.

We may terminate the Contract by giving you written notice, if any one or more of the following events occurs:

a) the Accumulation Value is less than $1,200; or

b) you failed to provide any information or render any performance required by the terms of this Contract.

Such termination notice will specify a date of termination, which will not be earlier than six months after the date you receive such notice.

Upon termination, no further Purchase Payment will be accepted, and you shall designate a party to receive the amounts due on termination. We shall transfer the balance of the Accumulation Value less any applicable surrender charge to the designated party. We shall have no obligation or duty to verify that such party has the right to receive such payment, nor that the Plan is or will continue to be qualified under the Internal Revenue Code, nor that such payments will be properly applied by the designated party. Such payment or payments will fully and finally discharge us of all liability under the Contract, except for the payment of annuity benefits previously purchased. (See the “Annuity Options” provision in the “Annuity Payments” section of the prospectus). Termination of the Contract will have no effect upon the payments to be made by us to any person for whom an annuity has been purchased prior to the date of termination.

ANNUITY PAYMENTS

You can apply all or part of the Accumulation Value to any of the annuity options described below. These annuity options provide for fixed payments; accordingly, Accumulation Value will be transferred to our General Account and annuity payments will be based upon the annuity option selected. Annuity payments can begin at any time. Such payments must be for the exclusive benefit of a Plan Participant or beneficiary or for a person designated by you for the exclusive benefit of such Plan Participant or beneficiary.

Annuity Options

The following annuity options are available to Contract Owners. The Plans will specify which of these options are available to individual Plan Participants.

Option 1 — Life Annuity — monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual’s death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

Option 2 — Life Annuity with ten or 20 Years Certain — monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

Option 3 — Joint and Survivor Annuity — monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

Option 4 – Installment Payments, Fixed Period — monthly payments for specified number of years of at least 5, but not exceeding 30. Payments will include interest at the effective rate of 2.5% per year.

Option 5 – Equal Installment Payments, Fixed Amount — monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, plus interest at an effective rate of 2.5% per year, is exhausted. The final annuity payment will be the remaining sum left with us. It may be more or less than the other payments.

Other Annuity Forms — May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 4 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

The value of the annuity payment will vary based upon the amount of Accumulation Value applied to the annuity option. In addition, the annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than joint and survivor annuities.

Annuity Provisions

We determine life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male, 50% female blend) and 2.5% interest which generally reflects the age of the payee and type of annuity option selected. The payee’s attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Libbie Shearn Moody Trust owns approximately 37.35% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.3% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the American National Variable Annuity Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

Since we are the legal holder of the Portfolio shares in the Separate Account we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only insurance company separate account that invests in the Portfolios. Other insurance company separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance comany variable contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses, and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND: AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC. ADVISER: SECURITIES MANAGEMENT AND RESEARCH, INC.
Subaccount investing in:	Investment objective:
American National Growth Portfolio	seeks to achieve long-term capital appreciation
American National Balanced Portfolio	seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio	seeks current income and long-term capital appreciation
American National High Yield Bond Portfolio	seeks to provide a high level of current income; As a secondary investment objective, the portfolio seeks capital appreciation
American National International Stock Portfolio	seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies
American National Small-Cap/Mid-Cap Portfolio	seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio	seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities
American National Money Market Portfolio	seeks the highest current income consistent with the preservation of capital and maintenance of liquidity

FUND: THE ALGER AMERICAN FUND CLASS - O SHARES ADVISER: FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger American Small Capitalization Portfolio	seeks long-term capital appreciation
Alger American Growth Portfolio	seeks long-term capital appreciation
Alger American MidCap Growth Portfolio	seeks long-term capital appreciation
Alger American Leveraged AllCap Portfolio	seeks long-term capital appreciation
Alger American Income & Growth Portfolio	primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio	seeks current income and long-term capital appreciation

FUND: FEDERATED INSURANCE SERIES
ADVISER:Federated Equity Management Company of Pennsylvania is the Adviser for Federated Capital Income Fund , Federated Mid Cap Growth Strategies Fund , Federated Equity Income Fund and Federated Kaufmann Fund
Subaccount investing in:	Investment objective:
Federated Capital Income Fund Subadvised by: Federated Investment Management Company.	seeks to achieve high current income and moderate capital appreciation
Federated Mid Cap Growth Strategies Fund	seeks capital appreciation
Federated Equity Income Fund	seeks to provide above average income and capital appreciation
Federated Kaufmann Fund - Primary Shares Subadvised by: Federated Global Investment Management Corp.	seeks capital appreciation
ADVISER:Federated Investment Managment Company is the Adviser for Federated High Income Bond FUnd , Federated Fund for U.S. Governement Securities and Federated Quality Bond Fund
Federated High Income Bond Fund - Primary Shares	seeks high current income
Federated Fund for U.S. Government Securities	seeks to provide current income
Federated Quality Bond Fund - Primary Shares	seeks to provide current income

FUND: FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS 2 ADVISER: FIDELITY MANAGEMENT &RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Mid Cap Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.	seeks long-term growth of capital
VIP Index 500 Portfolio Subadvised by: Geode Capital Management FMR Co., Inc.	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500®)
VIP Contrafund® Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks long-term capital appreciation
VIP Aggressive Growth Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Growth Opportunities Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks to provide capital growth
VIP Equity-Income Portfolio subadvised by: FMR Co., Inc.	seeks reasonable income and will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500
VIP Investment Grade Bond Portfolio subadvised by: Fidelity International Investment Advisors Fidelity International Investment Advisors (U.K.) Limited Fidelity Investments Money Management, Inc.	seeks as high a level of current income as is consistent with the preservation of capital
VIP Growth and Income Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks high total return through a combination of current income and capital appreciation.
VIP Value Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Value Leaders Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Value Strategies Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation

FUND: AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES ADVISER: AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
AIM V.I. Global Health Care Fund	seeks capital growth
AIM V.I. Small Company Growth Fund	seeks long-term capital growth
AIM V.I. Utilities Fund	seeks capital growth and also seeks current income
AIM V.I. Dynamics Fund	seeks long-term capital growth
AIM V.I. Financial Services Fund	seeks capital growth
AIM V.I. Technology Fund	seeks capital growth
AIM V.I. Real Estate Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks to achieve high total return.

FUND: MFS® VARIABLE INSURANCE TRUST - INITIAL CLASS SHARES ADVISER: MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Capital Opportunities Series	seeks capital appreciation
MFS Emerging Growth Series	seeks long-term growth of capital
MFS Research Series	seeks long-term growth of capital and future income
MFS Investors Trust Series	seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income

T. Rowe Price
ADVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER: T. Rowe Price International,Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.
FUND: T. Rowe Price Equity Series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND: T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

FUND: T. Rowe Price International series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
* Not available for investment in contracts issued on or after May 1, 2004.

We have arrangements to provide services to certain Portfolios for which the advisor or distributor of such Portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Portfolio. Some advisors or distributors pay us higher fees than others do. We receive 12b-1 fees from Fidelity Variable Insurance Products for the distribution of the Portfolios of that Fund.

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general-public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Changes in Investment Options

We may establish additional Subaccounts which would invest in Portfolios of Funds chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice for each Contract Owner. It does not address the tax consequences resulting from all situations in which a Contract Owner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National’s understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

Taxation of Annuities in General

Since a group unallocated Contract is not purchased directly by individuals, those portions of the Internal Revenue Code (the “Code”) relating to individual ownership of annuities are not applicable to the group unallocated Contract Owner. Certain provisions of section 72 of the Code would apply if the Contract Owner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

Qualified Contracts

The group unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Plan Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

As a rule, Purchase Payments made by or for Plan Participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contract Owners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of making contributions to the Plan, purchasing this Contract under the Plan, and distributing Plan benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contract Owner. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract do not comply with the law.

Corporate pension and profit-sharing plans under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. A Contract Owner that uses the Contract in conjunction with a defined contribution plan under section 401(a) of the Code (which is also known as an “individual account plan”) is solely responsible for allocating the assets of the Contract with respect to participants’ individual accounts.

Plans established under section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provide for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under a section 457 Plan, a participant may usually specify the form of investment in which his or her participation will be made. All such investments are, however, owned by and are subject to the claims of the general creditors of the non-governmental sponsoring employer. In general, all amounts received under a section 457 Plan are taxable and are subject to federal income tax withholding as wages.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

PERFORMANCE

Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Subaccount that invests in the American National Money Market portfolio may advertise current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

Securities Management and Research, Inc. (“SM&R”), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the National Association of Securities Dealers Inc. (“NASD”). More information about SM&R and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

Sales Of The Contracts

SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts; and ( ) its own registered representatives who are registered with the NASD and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other broker/dealers. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year purchase payments or as a combination of a percentage of first year purchase payments and percentage of Accumulation Value in subsequent years.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time purchase payments have been held under the Contract, Accumulation Values and elected features and benefits).

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through another broker/dealer, we pay the entire sales commission directly to the selling broker/dealer; that broker/dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other incentives and payments, are not charged directly to you or to your Accumulation Value.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company

One Moody Plaza

Variable Contracts Department

Galveston, TX 77550-7999

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

A Registration Statement describing the Contracts has been filed with the Securities and Exchange Commission under the Securities Act of 1933. This Prospectus does not contain all of the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account, and the Contract offered. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www/sec/gov. The table of contents for the Statement of Additional Information follows:

PART B

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

STATEMENT OF ADDITIONAL INFORMATION

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY

HOME OFFICE ONE MOODY PLAZAGALVESTON TX 77550-7999

1-800-306-2959

RELATING TO THE PROSPECTUS DATED MAY 1, 2006

Registrant

American National Insurance Company Separate Account
One Moody Plaza
Galveston, Texas 77550-7999

Depositor

American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Auditors

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Group Unallocated Variable Annuity Contract offered by American National Insurance Company (“American National”). You may obtain a copy of the prospectus dated May 1, 2006, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract (“the Contract”).

Form 4872-SAI 05-05

THE CONTRACT

The following provides additional information about the Contract which supplements the description in the prospectus.

ASSIGNMENT

The Contract may not be assigned.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the payments, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. Only fixed annuity payments are available under the Contract. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries).

DISTRIBUTION OF THE CONTRACT

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with Securities Management and Research, Inc. (“SM&R”), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contract and offers the Contracts on a continuous basis. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts; and ( ) its own registered representatives who are registered with the NASD and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with the sales activities of their registered representatives, SM&R is responsible for:

•	compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

•	keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

•	training the registered representatives for the sale of Contracts, and

•	forwarding all Purchase Payments for sales of the Contracts by those registered representatives directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

Under the terms of the Distribution Agreement, we pay the commissions arising out of the sale of the Contracts. We paid $3,507,562.72, $5,234,639 and $5,149,198 in 2005, 2004, and 2003, respectively, to the registered representatives of SM&R for the sale of variable life policies and variable annuity contracts. SM&R did not retain any of these commissions.

TAX MATTERS

Diversification Requirements.The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying Portfolios and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

•	the Standard & Poor's 500 Composite Stock Price Index (“S & P 500”),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•	other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•	the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

•	the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent 1, 5 and 10-year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Nonstandardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Nonstandard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] — 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[((a — b)/cd + 1)6 — 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

•	collect charges,

•	pay surrenders, or

•	provide benefits.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes is made, American National may change the Contract by sending an endorsement. American National may:

•	operate the Separate Account as a management company,

•	de-register the Separate Account if registration is no longer required,

•	combine the Separate Account with other separate accounts,

•	restrict or eliminate any voting rights associated with the Separate Account, or

•	transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

•	upon sixty days advance written notice by any party,

•	by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

•	by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

•	by American National upon the requisite vote of the Contract Owners having an interest in a particular Subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, or

•	by American National upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products - Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty days advance written notice by any party,

•	by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

•	by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the “Code”), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

•	by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

•	by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

•	upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

•	by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement,

•	by American National upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

•	by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

•	by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

•	by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or

•	upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one hundred eighty days advance written notice by any party,

•	at American National’s option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

•	at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares,

•	at American National’s option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund,

•	if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	at American National’s option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National,

•	at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund,

•	at American National’s option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

•	at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

•	by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	at American National’s option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National,

•	at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger American Fund,

•	at American National’s option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund’s or the underwriter’s duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

•	at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

•	by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	at the option of any party, upon another party’s material breach of any provision of the Alger American participation agreement, or

•	upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

•	Upon six months advance written notice by any party, with or without cause; or

•	Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the NASD, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

•	Upon two-business day advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2005 and 2004, and related supplementary schedules for each of the years in the three-year period ended December 31, 2005 and the financial statements and related financial highlights of American National Separate Accounts as of December 31, 2005 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of American National Insurance Company and Contract
Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of the American National Variable
Annuity Separate Account (comprised of Alger American (AA) Small Capitalization,
AA Growth, AA Income and Growth, AA Balanced, AA MidCap Growth, AA Leveraged
AllCap, Federated Capital Income Fund II, Federated Fund for U.S. Government
Securities II, Federated High Income Bond Fund II-Primary Shares, Federated
MidCap Growth Strategies Fund II, Federated Equity Income Fund II, Federated
Quality Bond Fund II-Primary Shares, Federated Kaufmann Fund II-Primary Shares,
Fidelity Variable Insurance Product (VIP) Growth and Income, Fidelity VIP Equity
Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Money
Market, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP
Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP
Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities,
Fidelity VIP MidCap, Fidelity VIP Aggressive Growth II, Fidelity VIP Asset
Manager II, Fidelity VIP Asset Manager: Growth II, Fidelity VIP Contrafund II,
Fidelity VIP Index 500 II, Fidelity VIP Growth Opportunities II, Fidelity VIP
MidCap II, Fidelity VIP Equity Income II, Fidelity VIP Investment Grade Bond II,
Fidelity VIP Growth and Income II, Fidelity VIP Value II, Fidelity VIP Value
Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds
(V.I). Dynamics, AIM V.I. Global Health Care, AIM V.I. Technology, AIM V.I.
Small Company Growth, AIM V.I. Real Estate, AIM V.I. Utilities, AIM V.I.
Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS
Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide
Emerging Markets, American National (AN) Growth, AN Equity Income, AN Balanced,
AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, AN
International Stock, T. Rowe Price (TRP) Equity Income, TRP International Stock,
TRP Limited-Term Bond, TRP Mid-Cap Growth, Lazard (LAZ) Retirement Small Cap,
and LAZ Retirement Emerging Markets Subaccounts) (collectively, the Account) as of December 31, 2005, and the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five- year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2005 and the results of its operations, changes in net assets for the two years then ended, and their financial highlights for each of the years in the five- year period then ended in conformity with U.S.
generally accepted accounting principles.

KPMG LLP
Houston, TX
April 21, 2006

                                 AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger          Alger         Alger
                                                                                           Income &
                                                              SmallCap        Growth        Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
53,762 shares at net asset value of $23.68                         1,273             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,043)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
74,698 shares at net asset value of $39.25                            --          2,932            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,506)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
128,645 shares at net asset value of $10.28                           --             --         1,322
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,183)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,273          2,932         1,322
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Net assets applicable to policyholders                             1,273          2,932         1,322
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                    98            237           299
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                        94            717           109
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  104             84            49
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      35            225           117
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                         942          1,669           747
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                               129,694        316,014       404,449
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                   115,807        957,580       143,489
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              128,555        113,340        65,164
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         1,342
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                  44,448        306,715       156,879
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                   1,128,898      2,174,157       954,804
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                  0.75           0.75          0.74
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                      0.81           0.75          0.76
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.81           0.74          0.76
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          0.75
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.80           0.73          0.75
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                        0.83           0.77          0.78
---------------------------------------------------------- -------------- -------------- ------------- --------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNts IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger      Alger MidCap      Alger
                                                                                          Leveraged
                                                             Balanced        Growth         AllCap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
224,011 shares at net asset value of $14.44                        3,235             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,886)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,037 shares at net asset value of $21.90                           --          2,322            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,024)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
23,610 shares at net asset value of $34.78                            --             --           821
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $669)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,235          2,322           821
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             3,235          2,322           821
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   295            321           102
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,387            281            76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  196            160            23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      18             84            29
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       1,339          1,476           589
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               293,823        302,207       160,244
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,361,716        258,789       109,188
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              193,205        148,090        33,529
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         2,198
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  18,005         78,946        42,891
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   1,283,858      1,325,243       828,913
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.00           1.06          0.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.02           1.09          0.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.01           1.08          0.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          0.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.00           1.07          0.68
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.04           1.11          0.71
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                          Assets                             Federated    Federated US    Federated
                                                                                         High Income
                                                              Capital         Gov't         Bond-
                                                               Income      Securities     Prim. Sh.
----------------------------------------------------------- ------------- -------------- ------------- --------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
53,931 shares at net asset value of $8.94                            482             --            --

                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $471)
-----------------------------------------------------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
72,981 shares at net asset value of $11.36                            --            829            --

                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $834)
-----------------------------------------------------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
391,876 shares at net asset value of $7.74                            --             --         3,033
                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $2,983)
-----------------------------------------------------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
                       Total Assets                                  482            829         3,033
----------------------------------------------------------- ------------- -------------- ------------- --------------

-----------------------------------------------------------
                       Liabilities
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               482            829         3,033
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   118            824         1,032
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        92              4           605
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   73             --           168
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      13             --           155
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         186              1         1,073
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               142,404        611,980       850,139
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   109,287          3,889       491,291
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               87,259             --       137,120
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  15,699             --       128,364
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     217,755          1,049       851,514
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  0.83           1.35          1.21
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.84           1.00          1.23
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.83             --          1.22
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.82             --          1.21
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.86           1.01          1.26
----------------------------------------------------------- ------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated      Federated
                                                                                           Quality
                                                           MidCap Growth                  Bond-Prim.   Kaufmann-Prim.
                                                            Strategies    Equity Income      Sh.            Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
54,866 shares at net asset value of $23.69                         1,300             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,253)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
73,607 shares at net asset value of $13.57                            --            999            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $930)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,539 shares at net asset value of $11.30                             --             --            40             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $40)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,082 shares at net asset value of $14.52                             --             --            --             16
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $15)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,300            999            40             16
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             1,300            999            40              16
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   898            449            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        55            140             6               4
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   16             25            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      37            104             3              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         294            281            31              12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               659,119        385,707            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    66,964        160,561         6,087           3,374
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               19,757         29,294            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  45,599        121,698         3,311              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     345,572        315,978        30,184           9,679
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.36           1.16            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.83           0.87          1.01            1.20
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.82           0.86            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.81           0.85          1.00              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.85           0.89          1.01            1.21
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,235 shares at net asset value of $14.75                             62             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $60)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
76,704 shares at net asset value of $25.49                            --          1,955            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,769)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
61,287 shares at net asset value of $33.70                            --             --         2,065             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,657)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
28,482 shares at net asset value of $6.17                             --             --            --            176
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $198)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    62          1,955         2,065            176
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                62          1,955         2,065             176
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    62          1,955         2,065             155
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              21
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                64,716        749,615       878,743         106,189
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --          14,583
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.97           2.61          2.35            1.46
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --            1.46
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
334,231 shares at net asset value of $1.00                           334             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $334)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
35,594 shares at net asset value of $20.61                            --            734            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $705)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
26,360 shares at net asset value of $12.76                            --             --           336             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $345)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
62,940 shares at net asset value of $15.04                            --             --            --            947

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $905)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   334            734           336            947
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               334            734           336             947
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --             528
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   334            704           336             419
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             30            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --         419,928
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               251,899        387,162       184,646         221,679
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         16,421            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --            1.26
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.33           1.82          1.82            1.89
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           1.83            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
57,744 shares at net asset value of $141.88                        8,193             --           ---

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,382)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
233,161 shares at net asset value of $31.03                           --          7,235           ---

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,334)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
70,213 shares at net asset value of $12.97                            --             --           911
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $952)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 8,193          7,235           911
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             8,193          7,235           911
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 4,536          4,279           601
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 3,657          2,896           310
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             60            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             3,542,705      2,430,697       528,062
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,328,726        937,819       185,043
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         19,337            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.28           1.76          1.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  2.75           3.09          1.68
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           3.10            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                             Balanced      Growth Opp.      MidCap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,714 shares at net asset value of $14.78                             55             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $51)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
68,498 shares at net asset value of $17.34                            --          1,188            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,257)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
26,702 shares at net asset value of $35.11                            --             --           938

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $593)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    55          1,188           938
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                55          1,188           938
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --          1,171            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    55             17           938
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --      1,163,003            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                52,921         21,868       351,374
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --           1.01            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.04           0.76          2.67
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                            Aggressive
                                                              Growth      Asset Manager   Contrafund
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
102,056 shares at net asset value of $9.01                           920             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $822)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
313 shares at net asset value of $14.81                               --              5            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
205,545 shares at net asset value of $30.69                           --             --         6,308
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,993)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   920              5         6,308
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               920              5         6,308
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        72             --         2,138
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   34             --           283
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --           382
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         814              5         3,505
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    77,350             --     1,739,335
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               36,177             --       231,448
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --       317,144
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     853,268          4,477     2,784,897
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.93             --          1.23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.93             --          1.22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --          1.20
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.95           1.04          1.26
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                             Index 500     Growth Opp.      MidCap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
38,157 shares at net asset value of $140.68                        5,368             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,722)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
52,826 shares at net asset value of $17.23                            --            910            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $797)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
178,474 shares at net asset value of $34.67                           --             --         6,188
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,713)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 5,368            910         6,188
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             5,368            910         6,188
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,181            141         2,179
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  307             11           858
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             3
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     383             72           217
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       3,497            686         2,931
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,357,761        169,855     1,206,303
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              354,889         13,146       477,281
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         1,427
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 448,681         89,146       122,264
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   3,925,370        808,654     1,585,442
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.87           0.83          1.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.87           0.82          1.80
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          1.79
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.85           0.81          1.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.89           0.85          1.85
---------------------------------------------------------- -------------- -------------- ------------- ---------------

>

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                           Investment      Growth &
                                                           Equity Income   Grade Bond       Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,614 shares at net asset value of $25.17                             41             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $40)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,926 shares at net asset value of $12.57                            --            150            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $149)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,657 shares at net asset value of $14.53                             --             --            68
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $67)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    41            150            68
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                41            150            68
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         5             98            50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --             1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          36             52            17
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     4,196         97,623        44,565
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --         1,086
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                      32,740         51,165        15,111
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.09           1.01          1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --          1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.10           1.01          1.12
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                              Value         Value
                                                               Value       Strategies      Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,575 shares at net asset value of $12.52                            107             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $100)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
723 shares at net asset value of $14.02                               --             10            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,736 shares at net asset value of $13.25                             --             --            23
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $22)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   107             10            23
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               107             10            23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        10             --            19
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          97             10             4
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     8,851             --        17,228
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                      88,461          8,606         3,200
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.10             --          1.13
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.10           1.18          1.13
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AIM            AIM           AIM            AIM
                                                                             Global                      Small Co.
                                                             Dynamics      Health Care    Technology      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,122 shares at net asset value of $14.77                            105             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $84)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
39,284 shares at net asset value of $20.44                            --            803            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $685)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
51,569 shares at net asset value of $12.69                            --             --           654             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $596)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
42,303 shares at net asset value of $16.21                            --             --            --            686
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $605)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   105            803           654            686
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               105            803           654             686
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        12             73            45              40
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   25             47            47               1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             76            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          68            607           562             645
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    13,324         66,650        81,428          44,064
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               27,745         42,645        85,346           1,221
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --         70,846            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                      72,658        541,556       989,388         685,831
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.91           1.10          0.56            0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.91           1.09          0.55            0.91
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --           1.08            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.93           1.12          0.57            0.94
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AIM            AIM           AIM
                                                                                          Financial
                                                            Real Estate     Utilities      Services
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
123,168 shares at net asset value of $21.06                        2,594             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,189)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
62,114 shares at net asset value of $17.83                            --          1,108            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,065)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
25,489 shares at net asset value of $15.27                            --             --           389
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $343)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,594          1,108           389
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Net assets applicable to policyholders                             2,594          1,108           389
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                       380            193            35
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  229            380            12
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      30             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      73             35            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                       1,882            500           342
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                   168,462        211,088        30,355
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              101,705        416,711        10,348
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                  13,594             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                  32,901         38,674            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                     814,538        532,653       288,185
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                      2.26           0.92          1.16
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 2.25           0.91          1.15
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                    2.24             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                    2.22           0.90            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                        2.31           0.94          1.19
---------------------------------------------------------- -------------- -------------- ------------- --------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                            MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport.                       Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
131,255 shares at net asset value of $19.13                        2,511             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,107)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
110,377 shares at net asset value of $13.69                           --          1,511            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,808)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
97,292 shares at net asset value of $16.41                            --             --         1,597             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,744)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,284 shares at net asset value of $19.29                           --             --            --          2,031
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,808)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,511          1,511         1,597          2,031
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             2,511          1,511         1,597           2,031
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 1,829          1,108         1,267           1,037
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        97             46           105             406
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   32             27            25              80
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     188             80            20              58
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         365            250           180             450
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,502,974        953,832     1,206,066       1,035,179
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   174,018         69,832       135,502         443,395
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               57,341         40,839        31,861          87,398
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 340,956        122,159        25,529          64,966
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     637,663        367,044       225,898         479,839
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.22           1.16          1.05            1.00
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.56           0.66          0.78            0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.56           0.66          0.77            0.91
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.55           0.65          0.76            0.90
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.57           0.68          0.80            0.94
---------------------------------------------------------- -------------- -------------- ------------- ---------------

>

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                         Van Eck Worldwide Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                         Assets                            Van Eck Hard      Van Eck
                                                                            Emerging
                                                              Assets         Markets
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,899 shares at net asset value of $27.74                            164             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $115)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
33,539 shares at net asset value of $19.91                            --            668

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $382)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   164            668
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               164            668
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   164            668
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                78,551        373,263
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  2.08           1.79
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,884,477 shares at net asset value of $1.57                       2,959             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,973)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,167,767 shares at net asset value of $1.69                          --          8,734            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $8,520)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,039,046 shares at net asset value of $1.40                          --             --         4,255             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,285)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,950,048 shares at net asset value of $1.00                          --             --            --          8,950
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $8,950)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,959          8,734         4,255          8,950
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             2,959          8,734         4,255           8,950
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   757          3,501           984             675
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 1,567          3,475           991             111
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             55            51              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       297            802         1,466             696
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   40            228            91             267
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             30             6              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --            101           136             249
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         298            542           530           6,952
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               734,092      2,424,988       764,236         602,703
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               892,652      1,374,635       504,209          90,601
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         21,742        25,756              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   387,541        778,558     1,386,976         672,106
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               52,156        222,788        86,542         259,467
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --         29,376         6,218              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --        100,356       131,097         245,486
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     379,515        514,213       489,449       6,554,439
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.03           1.44          1.29            1.12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.76           2.53          1.96            1.23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           2.54          1.97              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.77           1.03          1.06            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.76           1.02          1.05            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --           1.02          1.04              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --           1.01          1.04            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.78           1.05          1.08            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AN           AN High          AN            AN
                                                            Government                                 International
                                                               Bond        Yield Bond    Small/MidCap      Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,746,536 shares at net asset value of $1.03                       2,829             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,760)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,399,962 shares at net asset value of $0.84                          --          1,176            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,247)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,653,672 shares at net asset value of $0.27                          --             --           716            ---

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $605)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
905,060 shares at net asset value of $0.79                            --             --            --            715
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $643)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,829          1,176           716            715
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             2,829          1,176           716             715
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   130             97            59             128
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    32              6            26               4
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,347            536           127              73
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   95            107           102              11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      59             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      96             63            --              26
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       1,070            367           402             473
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               109,373         81,876       249,850         121,220
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                27,504          4,759       110,331           3,801
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,111,447        454,245       498,468          88,728
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               78,723         91,431       402,423          13,907
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                  49,590             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  81,134         54,797            --          31,832
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     863,165        304,403     1,540,076         560,684
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.19           1.18          0.24            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.17           1.19          0.24            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.21           1.18          0.25            0.82
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.20           1.17          0.25            0.82
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.20             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.19           1.16            --            0.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.24           1.21          0.26            0.84
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                         Assets                            T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    MidCap Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
416,050 shares at net asset value of $21.79                        9,066             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $8,378)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
258,991 shares at net asset value of $15.31                           --          3,965            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,400)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
598,162 shares at net asset value of $4.89                            --             --         2,925             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,991)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
206,575 shares at net asset value of $25.55                           --             --            --          5,278
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,175)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 9,066          3,965         2,925          5,278
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             9,066          3,965         2,925           5,278
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 2,433            778           528           2,242
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   266             13            --             285
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     2,307            996           591             386
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  391             24            86              37
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     332             96           102             130
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       3,337          2,058         1,618           2,198
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,586,625        623,592       406,324       1,033,561
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               204,672         14,092            --         171,924
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,734,496      1,127,428       497,522         278,243
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              295,474         27,598        72,832          26,790
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 254,440        110,632        87,200          95,382
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   2,450,112      2,274,112     1,330,405       1,549,793
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.53           1.25          1.30            2.17
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.30           0.89            --            1.66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.33           0.88          1.19            1.39
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.32           0.88          1.18            1.38
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.30           0.87          1.16            1.36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.36           0.90          1.22            1.42
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2005

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                              Lazard Retirement Series
---------------------------------------------------------------------------------------------------------------------
                         Assets                               Lazard         Lazard
                                                                            Emerging
                                                             SmAllCap        Markets
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
52,236 shares at net asset value of $16.31                           852             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $649)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
26,798 shares at net asset value of $18.81                            --            504
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $297)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   852            504
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               852            504
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   852            504
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               471,787        233,170
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.81           2.16
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                              Alger         Alger         Alger
                                                                                           Income &
                                                              SmAllCap       Growth         Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          --             6             14
   Mortality and expense charges
     WealthQuest Variable Annuity II                             --            (3)           (4)
     Investrac Gold Variable Annuity                             --            --            --
     Investrac Gold Annuitized Variable Annuity                  --            --            --
     WealthQuest III Variable Annuity - No Rider                 (1)           (9)           (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            (1)           (1)
     WealthQuest III Variable Annuity - 3% Roll-up               --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --            (4)           (2)
     WQ III Group Unallocated Variable Annuity                   (3)           (5)           (2)

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                   (4)          (16)            4
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --            --            --

   Realized gains (losses) on sales of investments               14            18             9

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                  14            18             9
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                142           286            19

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           156           304            28
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       152           288            32
============================================================ ============ ============== ============= ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                              Alger     Alger MidCap      Alger
                                                                                          Leveraged
                                                              Balanced       Growth         AllCap
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          49            --            --
   Mortality and expense charges
     WealthQuest Variable Annuity II                             (4)           (4)           (1)
     Investrac Gold Variable Annuity                             --            --            --
     Investrac Gold Annuitized Variable Annuity                  --            --            --
     WealthQuest III Variable Annuity - No Rider                (15)           (3)           (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            (2)           (2)           --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --            (2)           --
     WQ III Group Unallocated Variable Annuity                   (4)           (4)           (2)

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                   24           (15)           (4)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --            77            --

   Realized gains (losses) on sales of investments               49            91             12

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                  49            168            12
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                145           42             89

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           194           210           101
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       218           195            97
============================================================ ============ ============== ============= ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                  Federated Insurance Series - Class II - Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                            Federated     Federated     Federated
                                                                                         High Income
                                                               Capital       US Gov't       Bond-
                                                                Income      Securities    Prim. Sh.
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           25            32           220
   Mortality and expense charges
     WealthQuest Variable Annuity II                             (2)           (11)          (14)
     Investrac Gold Variable Annuity                             --            --            --
     Investrac Gold Annuitized Variable Annuity                  --            --            --
     WealthQuest III Variable Annuity - No Rider                 (1)           --            (6)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            (1)           --            (2)
     WealthQuest III Variable Annuity - 3% Roll-up               --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --            (1)
     WQ III Group Unallocated Variable Annuity                   (1)           --            (3)

------------------------------------------------------------ ------------- ------------- ------------- --------------
                Investment income (loss) - net                    20            21           194
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --            --            --

   Realized gains (losses) on sales of investments               (41)           4            --

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net realized gains (losses) on investments                  (41)           4            --
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 46           (20)         (145)

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net gains (losses) on investments                            5            (16)         (145)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        25            5             49
============================================================ ============= ============= ============= ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                  Federated Insurance Series - Class II - Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Federated     Federated     Federated     Federated
                                                                                            Quality
                                                             MidCap Growth     Equity        Bond-     Kaufmann-Prim.
                                                               Strategies      Income      Prim. Sh.        Sh.
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           --             23           --            --
   Mortality and expense charges
     WealthQuest Variable Annuity II                             (11)           (6)           --            --
     Investrac Gold Variable Annuity                              --            --            --            --
     Investrac Gold Annuitized Variable Annuity                   --            --            --            --
     WealthQuest III Variable Annuity - No Rider                  (1)           (2)           --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --            --            --            --
     WealthQuest III Variable Annuity - 3% Roll-up                --            --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up                (1)           (2)           --            --
     WQ III Group Unallocated Variable Annuity                    (1)           (1)           --            --

------------------------------------------------------------ -------------- ------------- ------------ --------------
                Investment income (loss) - net                   (14)            12           --            --
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        --            --            --            --

   Realized gains (losses) on sales of investments                 1             15           --            --

------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------
     Net realized gains (losses) on investments                    1             15           --            --
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 151           (6)           --             1

------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------
     Net gains (losses) on investments                            152            9            --             1
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------

Net increase (decrease) in net assets resulting from
operations                                                        138            21           --             1
============================================================ ============== ============= ============ ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity      Fidelity     Fidelity
                                                               Growth &
                                                                Income      Equity Income     Growth     High Income
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                            1              34            12           29
   Mortality and expense charges
     WealthQuest Variable Annuity II                              --             --             --           --
     Investrac Gold Variable Annuity                              (1)            (28)          (30)          (2)
     Investrac Gold Annuitized Variable Annuity                   --             --             --           --
     WealthQuest III Variable Annuity - No Rider                  --             --             --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --             --             --           --
     WealthQuest III Variable Annuity - 3% Roll-up                --             --             --           --
     WealthQuest III Variable Annuity - 5% Roll-up                --             --             --           --
     WQ III Group Unallocated Variable Annuity                    --             --             --           --

------------------------------------------------------------ -------------- --------------- ------------ ------------
                Investment income (loss) - net                    --              6            (18)          27
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        --              75            --           --

   Realized gains (losses) on sales of investments                --              8            (319)        (21)

------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net realized gains (losses) on investments                   --              83           (319)        (21)
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  4             (8)            407          (3)

------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net gains (losses) on investments                             4              75            88          (24)
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

Net increase (decrease) in net assets resulting from
operations                                                         4              81            70            3
============================================================ ============== =============== ============ ============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity      Fidelity      Fidelity       Fidelity
                                                                                          Investment       Asset
                                                             Money Market    Overseas     Grade Bond      Manager
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           10            4             14             28
   Mortality and expense charges
     WealthQuest Variable Annuity II                             --            --             --            (7)
     Investrac Gold Variable Annuity                             (5)           (9)            (5)           (6)
     Investrac Gold Annuitized Variable Annuity                  --            --             --            --
     WealthQuest III Variable Annuity - No Rider                 --            --             --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --             --            --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --             --            --
     WQ III Group Unallocated Variable Annuity                   --            --             --            --

------------------------------------------------------------ ------------- ------------- -------------- -------------
                Investment income (loss) - net                    5            (5)             9             15
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --             3              9            --

   Realized gains (losses) on sales of investments               --            (7)            (5)           (4)

------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net realized gains (losses) on investments                  --            (4)             4            (4)
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

   Net change in unrealized appreciation or depreciation
   of investments                                                --            119            (9)            11

------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net gains (losses) on investments                           --            115            (5)            7
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

Net increase (decrease) in net assets resulting from
operations                                                        5            110             4             22
============================================================ ============= ============= ============== =============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                            Fidelity      Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                              Index 500    Contrafund       Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          158           19             22
   Mortality and expense charges
     WealthQuest Variable Annuity II                            (60)          (51)           (7)
     Investrac Gold Variable Annuity                            (53)          (36)           (4)
     Investrac Gold Annuitized Variable Annuity                  --            (1)           --
     WealthQuest III Variable Annuity - No Rider                 --            --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --            --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --            --
     WQ III Group Unallocated Variable Annuity                   --            --            --

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                   45           (69)            11
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --             1            --

   Realized gains (losses) on sales of investments               85            152           (24)

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                  85            153           (24)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                145           896            34

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           230          1,049           10
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       275           980            21
============================================================ ============ ============== ============= ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity      Fidelity      Fidelity
                                                               Balanced     Growth Opp.     MidCap
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                            1            11           --
   Mortality and expense charges
     WealthQuest Variable Annuity II                              --           (15)          --
     Investrac Gold Variable Annuity                              (1)           --           (13)
     Investrac Gold Annuitized Variable Annuity                   --            --           --
     WealthQuest III Variable Annuity - No Rider                  --            --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --            --           --
     WealthQuest III Variable Annuity - 3% Roll-up                --            --           --
     WealthQuest III Variable Annuity - 5% Roll-up                --            --           --
     WQ III Group Unallocated Variable Annuity                    --            --           --

------------------------------------------------------------ -------------- ------------ ------------- --------------
                Investment income (loss) - net                    --            (4)          (13)
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        --            --            15

   Realized gains (losses) on sales of investments                --           (91)          101

------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
     Net realized gains (losses) on investments                   --           (91)          116
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  3            175           40

------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
     Net gains (losses) on investments                             3            84           156
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         3            80           143
============================================================ ============== ============ ============= ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity       Fidelity     Fidelity
                                                              Aggressive                     Asset Mgr.     Contra
                                                                Growth      Asset Manager      Growth        Fund
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           --             --              --            5
   Mortality and expense charges
     WealthQuest Variable Annuity II                              --             --              --           --
     Investrac Gold Variable Annuity                              --             --              --           --
     Investrac Gold Annuitized Variable Annuity                   --             --              --           --
     WealthQuest III Variable Annuity - No Rider                  (1)            --              --          (21)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --             --              --           (2)
     WealthQuest III Variable Annuity - 3% Rollup                 --             --              --           --
     WealthQuest III Variable Annuity - 5% Rollup                 --             --              --           (5)
     WQ III Group Unallocated Variable Annuity                    (2)            --              --           (9)

------------------------------------------------------------ -------------- --------------- -------------- ----------
                Investment income (loss) - net                    (3)            --              --          (32)
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        27             --              --            1

   Realized gains (losses) on sales of investments                28             --               1           141

------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net realized gains (losses) on investments                   55             --               1           142
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

   Net change in unrealized appreciation or depreciation
   of investments                                                 12             --              (1)          661

------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net gains (losses) on investments                            67             --              --           803
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

Net increase (decrease) in net assets resulting from
operations                                                        64             --              --           771
============================================================ ============== =============== ============== ==========

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity     Fidelity
                                                               Index 500     Growth Opp.     MidCap
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           72              4            --
   Mortality and expense charges
     WealthQuest Variable Annuity II                              --             --            --
     Investrac Gold Variable Annuity                              --             --            --
     Investrac Gold Annuitized Variable Annuity                   --             --            --
     WealthQuest III Variable Annuity - No Rider                 (13)            (1)          (20)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             (4)            --            (9)
     WealthQuest III Variable Annuity - 3% Roll-up                --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up                (6)            --            (3)
     WQ III Group Unallocated Variable Annuity                   (11)            (2)           (8)

------------------------------------------------------------ -------------- --------------- ---------- --------------
                Investment income (loss) - net                    38              1           (40)
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        --             --            67

   Realized gains (losses) on sales of investments                154             9            188

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net realized gains (losses) on investments                   154             9            255
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 12              62           604

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net gains (losses) on investments                            166             71           859
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        204             72           819
============================================================ ============== =============== ========== ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity     Fidelity
                                                                              Investment    Growth &
                                                             Equity Income    Grade Bond     Income
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           --             --            --
   Mortality and expense charges
     WealthQuest Variable Annuity II                              --             --            --
     Investrac Gold Variable Annuity                              --             --            --
     Investrac Gold Annuitized Variable Annuity                   --             --            --
     WealthQuest III Variable Annuity - No Rider                  --             --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --             --            --
     WealthQuest III Variable Annuity - 3% Roll-up                --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up                --             --            --
     WQ III Group Unallocated Variable Annuity                    --             --            --

------------------------------------------------------------ -------------- --------------- ---------- --------------
                Investment income (loss) - net                    --             --            --
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        --             --            --

   Realized gains (losses) on sales of investments                --             --            --

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net realized gains (losses) on investments                   --             --            --
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  1              1             1

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net gains (losses) on investments                             1              1             1
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         1              1             1
============================================================ ============== =============== ========== ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity     Fidelity
                                                                                Value       Value
                                                                 Value        Strategies     Leaders
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           --             --            --
   Mortality and expense charges
     WealthQuest Variable Annuity II                              --             --            --
     Investrac Gold Variable Annuity                              --             --            --
     Investrac Gold Annuitized Variable Annuity                   --             --            --
     WealthQuest III Variable Annuity - No Rider                  --             --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --             --            --
     WealthQuest III Variable Annuity - 3% Roll-up                --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up                --             --            --
     WQ III Group Unallocated Variable Annuity                    --             --            --

------------------------------------------------------------ -------------- --------------- ---------- --------------
                Investment income (loss) - net                    --             --            --
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        --             --            --

   Realized gains (losses) on sales of investments                --             --            --

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net realized gains (losses) on investments                   --             --            --
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  7             --             1

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net gains (losses) on investments                             7             --             1
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         7             --             1
============================================================ ============== =============== ========== ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                           AIM Variable Investment Funds
---------------------------------------------------------------------------------------------------------------------
                        Operations                               AIM           AIM           AIM            AIM
                                                                             Global                      Small Co.
                                                              Dynamics     Health Care    Technology      Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          --            --            --             --
   Mortality and expense charges
     WealthQuest Variable Annuity II                             --            --            --             --
     Investrac Gold Variable Annuity                             --            --            --             --
     Investrac Gold Annuitized Variable Annuity                  --            --            --             --
     WealthQuest III Variable Annuity - No Rider                 --            (1)           --             --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            (1)           (1)            --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --            --             --
     WealthQuest III Variable Annuity - 5% Roll-up               --            (1)           --             --
     WQ III Group Unallocated Variable Annuity                   --            (2)           (2)            (2)

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                   --            (5)           (3)            (2)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --            --            --             --

   Realized gains (losses) on sales of investments                6            13             7             19

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                   6            13             7             19
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 4            49             11            26

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           10            62             18            45
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       10            57             15            43
============================================================ ============ ============== ============= ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                        Operations                                AIM           AIM           AIM
                                                                                           Financial
                                                              Real Estate    Utilities     Services
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           26             26            5
   Mortality and expense charges
     WealthQuest Variable Annuity II                              --            --            --
     Investrac Gold Variable Annuity                              --            --            --
     Investrac Gold Annuitized Variable Annuity                   --            --            --
     WealthQuest III Variable Annuity - No Rider                  (4)           (1)           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             (5)           (3)           --
     WealthQuest III Variable Annuity - 3% Roll-up                --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up                (1)           --            --
     WQ III Group Unallocated Variable Annuity                    (6)           (1)           (1)

------------------------------------------------------------ -------------- ------------- ------------ --------------
                Investment income (loss) - net                    10             21            4
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        67            --            --

   Realized gains (losses) on sales of investments                375            48           12

------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------
     Net realized gains (losses) on investments                   442            48           12
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (122)           4             5

------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------
     Net gains (losses) on investments                            320            52           17
------------------------------------------------------------ -------------- ------------- ------------ --------------
------------------------------------------------------------ -------------- ------------- ------------ --------------

Net increase (decrease) in net assets resulting from
operations                                                        330            73           21
============================================================ ============== ============= ============ ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                               MFS        MFS Capital       MFS           MFS
                                                               Emerging                                  Investors
                                                                Growth        Opport.      Research        Trust
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          --             12             8            11
   Mortality and expense charges
     WealthQuest Variable Annuity II                             (22)          (14)          (16)          (13)
     Investrac Gold Variable Annuity                             --             --            --            --
     Investrac Gold Annuitized Variable Annuity                  --             --            --            --
     WealthQuest III Variable Annuity - No Rider                 (1)            (1)           (1)           (5)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --             --            --            (1)
     WealthQuest III Variable Annuity - 3% Roll-up               --             --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up               (3)            (1)           --            (1)
     WQ III Group Unallocated Variable Annuity                   (1)            (1)           (1)           (1)

------------------------------------------------------------ ------------- -------------- ------------ --------------
                Investment income (loss) - net                   (27)           (5)          (10)          (10)
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --             --            --            --

   Realized gains (losses) on sales of investments              (271)          (85)          (43)           11

------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------
     Net realized gains (losses) on investments                 (271)          (85)          (43)           11
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                480            93            154           119

------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------
     Net gains (losses) on investments                           209             8            111           130
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------

Net increase (decrease) in net assets resulting from
operations                                                       182             3            101           120
============================================================ ============= ============== ============ ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                         Van Eck Worldwide Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Van Eck       Van Eck
                                                                             Emerging
                                                             Hard Assets     Markets
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          --             5
   Mortality and expense charges
     WealthQuest Variable Annuity II                             (1)           (8)
     Investrac Gold Variable Annuity                             --            --
     Investrac Gold Annuitized Variable Annuity                  --            --
     WealthQuest III Variable Annuity - No Rider                 --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --
     WQ III Group Unallocated Variable Annuity                   --            --

------------------------------------------------------------ ------------- ------------- ------------- --------------
                Investment income (loss) - net                   (1)           (3)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --            --

   Realized gains (losses) on sales of investments                12            42

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net realized gains (losses) on investments                   12            42
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 34           129

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net gains (losses) on investments                            46           171
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        45           168
============================================================ ============= ============= ============= ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                        Operations                            AN Growth      AN Equity    AN Balanced    AN Money
                                                                              Income                      Market
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           34            143           86            203
   Mortality and expense charges
     WealthQuest Variable Annuity II                             (10)          (47)          (13)          (12)
     Investrac Gold Variable Annuity                             (25)          (51)          (15)           (2)
     Investrac Gold Annuitized Variable Annuity                  --             (1)           (1)           --
     WealthQuest III Variable Annuity - No Rider                 (3)            (9)          (15)          (10)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --             (4)           (2)           (3)
     WealthQuest III Variable Annuity - 3% Roll-up               --             --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --             (2)           (2)           (2)
     WQ III Group Unallocated Variable Annuity                   (1)            (1)           (2)          (19)

------------------------------------------------------------ ------------- -------------- ------------ --------------
                Investment income (loss) - net                   (5)            28            36            155
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       --             200           79            --

   Realized gains (losses) on sales of investments               (33)           52            55            --

------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------
     Net realized gains (losses) on investments                  (33)           252           134           --
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 86           (210)         (200)          --

------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------
     Net gains (losses) on investments                            53            42           (66)           --
------------------------------------------------------------ ------------- -------------- ------------ --------------
------------------------------------------------------------ ------------- -------------- ------------ --------------

Net increase (decrease) in net assets resulting from
operations                                                        48            70           (30)           155
============================================================ ============= ============== ============ ==============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                        Operations                                AN          AN High      AN Small/         AN
                                                              Government                                International
                                                                 Bond        Yield Bond      MidCap        Stock
------------------------------------------------------------ -------------- ------------- ------------- -------------
------------------------------------------------------------ -------------- ------------- ------------- -------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                           90             64           --             8
   Mortality and expense charges
     WealthQuest Variable Annuity II                              (2)           (1)           (1)           (2)
     Investrac Gold Variable Annuity                              --            --            (1)           --
     Investrac Gold Annuitized Variable Annuity                   --            --            --            --
     WealthQuest III Variable Annuity - No Rider                 (15)           (6)           (1)           (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             (1)           (2)           (1)           --
     WealthQuest III Variable Annuity - 3% Roll-up                (1)           --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up                (1)           (1)           --            --
     WQ III Group Unallocated Variable Annuity                    (3)           (1)           (1)           (1)

------------------------------------------------------------ -------------- ------------- ------------- -------------
                Investment income (loss) - net                    67             53           (5)            4
------------------------------------------------------------ -------------- ------------- ------------- -------------
------------------------------------------------------------ -------------- ------------- ------------- -------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund        --            --            --            --

   Realized gains (losses) on sales of investments               (20)            9             19            22

------------------------------------------------------------ -------------- ------------- ------------- -------------
------------------------------------------------------------ -------------- ------------- ------------- -------------
     Net realized gains (losses) on investments                  (20)            9             19            22
------------------------------------------------------------ -------------- ------------- ------------- -------------
------------------------------------------------------------ -------------- ------------- ------------- -------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (11)          (100)           14            19

------------------------------------------------------------ -------------- ------------- ------------- -------------
------------------------------------------------------------ -------------- ------------- ------------- -------------
     Net gains (losses) on investments                           (31)           (91)           33            41
------------------------------------------------------------ -------------- ------------- ------------- -------------
------------------------------------------------------------ -------------- ------------- ------------- -------------

Net increase (decrease) in net assets resulting from
operations                                                        36            (38)           28            45
============================================================ ============== ============= ============= =============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                        Operations                              T Rowe     T Rowe Price   T Rowe Price     T Rowe
                                                                Price                                       Price
                                                                Equity     International                   MidCap
                                                                Income         Stock      Ltd Term Bond    Growth
------------------------------------------------------------ ------------- -------------- -------------- ------------
------------------------------------------------------------ ------------- -------------- -------------- ------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          136            58             92            --
   Mortality and expense charges
     WealthQuest Variable Annuity II                             (32)           (9)            (7)          (26)
     Investrac Gold Variable Annuity                             (3)            --             --            (5)
     Investrac Gold Annuitized Variable Annuity                  --             --             --            --
     WealthQuest III Variable Annuity - No Rider                 (24)          (10)            (5)           (5)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            (5)            --             (1)           --
     WealthQuest III Variable Annuity - 3% Roll-up               --             --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up               (5)            (1)            (1)           (2)
     WQ III Group Unallocated Variable Annuity                   (10)           (5)            (5)           (7)

------------------------------------------------------------ ------------- -------------- -------------- ------------
                Investment income (loss) - net                    57            33             73           (45)
------------------------------------------------------------ ------------- -------------- -------------- ------------
------------------------------------------------------------ ------------- -------------- -------------- ------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       416            13             --            288

   Realized gains (losses) on sales of investments               295            26            (19)           362

------------------------------------------------------------ ------------- -------------- -------------- ------------
------------------------------------------------------------ ------------- -------------- -------------- ------------
     Net realized gains (losses) on investments                  711            39            (19)           650
------------------------------------------------------------ ------------- -------------- -------------- ------------
------------------------------------------------------------ ------------- -------------- -------------- ------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (503)           438           (26)           32

------------------------------------------------------------ ------------- -------------- -------------- ------------
------------------------------------------------------------ ------------- -------------- -------------- ------------
     Net gains (losses) on investments                           208            477           (45)           682
------------------------------------------------------------ ------------- -------------- -------------- ------------
------------------------------------------------------------ ------------- -------------- -------------- ------------

Net increase (decrease) in net assets resulting from
operations                                                       265            510            28            637
============================================================ ============= ============== ============== ============

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            year ended DECEMBER 31, 2005

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                              Lazard Retirement Series
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Lazard        Lazard
                                                                            Emerging
                                                              SmAllCap       Markets
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                          --             1
   Mortality and expense charges
     WealthQuest Variable Annuity II                            (12)           (5)
     Investrac Gold Variable Annuity                             --            --
     Investrac Gold Annuitized Variable Annuity                  --            --
     WealthQuest III Variable Annuity - No Rider                 --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --
     WQ III Group Unallocated Variable Annuity                   --            --

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                  (12)           (4)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund       65            14

   Realized gains (losses) on sales of investments               79            47

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                  144           61
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (111)          78

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           33            139
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       21            135
============================================================ ============ ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                              Alger     Alger       Alger
                                                                                       Income &
                                                               SmAllCap      Growth      Growth
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Operations
   Investment income (loss) - net                                 (4)         (16)         4
   Net realized gains (losses) on investments                     14           18          9
   Net change in unrealized appreciation or depreciation of
   investments                                                    142         286          19

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Net increase (decrease) in net assets resulting from              152         288          32
operations
------------------------------------------------------------- ------------ ----------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              --          --           7
     Investrac Gold Variable Annuity                              --          --          --
     Investrac Gold Annuitized Variable Annuity                   --          --          --
     WealthQuest III Variable Annuity - No Rider                   3           3           9
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --           12          10
     WealthQuest III Variable Annuity - 3% Roll-up                --          --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --          --          --
     WQ III Group Unallocated Variable Annuity                    238         405         283

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              65          (19)       (145)
     Investrac Gold Variable Annuity                              --          --          --
     Investrac Gold Annuitized Variable Annuity                   --          --          --
     WealthQuest III Variable Annuity - No Rider                  31          (82)        (16)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             96          --           12
     WealthQuest III Variable Annuity - 3% Roll-up                --          --          --
     WealthQuest III Variable Annuity - 5% Roll-up                 8          (32)         15
     WQ III Group Unallocated Variable Annuity                    62           58        (121)

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Increase (decrease) in net assets from                            503         345          54
policy transactions
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

Increase (decrease) in net assets                                 655         633          86

Net assets at the beginning of year                               618        2,299       1,236
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

Net assets at the end of year                                    1,273       2,932       1,322
============================================================= ============ =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger          Alger        Alger
                                                                           MidCap      Leveraged
                                                              Balanced     Growth       AllCap
------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------
Operations
   Investment income (loss) - net                                24         (15)          (4)
   Net realized gains (losses) on investments                    49          168          12
   Net change in unrealized appreciation or depreciation
   of investments                                               145          42           89

------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------
Net increase (decrease) in net assets resulting from            218          195          97
operations
------------------------------------------------------------ ----------- ------------ ------------ -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --            2           --
     Investrac Gold Variable Annuity                            --           --           --
     Investrac Gold Annuitized Variable Annuity                 --           --           --
     WealthQuest III Variable Annuity - No Rider                 15           9            4
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           11           --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --           --
     WQ III Group Unallocated Variable Annuity                  398          549          121

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (92)        (12)         (11)
     Investrac Gold Variable Annuity                            --           --           --
     Investrac Gold Annuitized Variable Annuity                 --           --           --
     WealthQuest III Variable Annuity - No Rider                226         (35)           1
     WealthQuest III Variable Annuity - 6 yr. Ratchet            11         (12)          --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up              (2)         (54)          (1)
     WQ III Group Unallocated Variable Annuity                 (225)        (172)        (30)

------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------
Increase (decrease) in net assets from                          331          286          84
policy transactions
------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------

Increase (decrease) in net assets                               549          481          181

Net assets at the beginning of year                            2,686        1,841         640
------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------

Net assets at the end of year                                  3,235        2,322         821
============================================================ =========== ============ ============ ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                              Federated Insurance Series - Class II - Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated    Federated
                                                               Capital     US Gov't    High Income
                                                                Income     Securities  Bond-Prim.Sh.
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Operations
   Investment income (loss) - net                                 20           21          194
   Net realized gains (losses) on investments                    (41)          4           --
   Net change in unrealized appreciation or depreciation
   of investments                                                 46          (20)        (145)

------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Net increase (decrease) in net assets resulting from              25           5            49
operations
------------------------------------------------------------ ------------- ----------- ------------- ---------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --            27           2
     Investrac Gold Variable Annuity                             --           --           --
     Investrac Gold Annuitized Variable Annuity                  --           --           --
     WealthQuest III Variable Annuity - No Rider                 --           --            17
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --           --
     WQ III Group Unallocated Variable Annuity                    80          --           410

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (141)        (147)        (272)
     Investrac Gold Variable Annuity                             --           --           --
     Investrac Gold Annuitized Variable Annuity                  --           --           --
     WealthQuest III Variable Annuity - No Rider                  21           4           122
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --            22
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up               (1)          --            93
     WQ III Group Unallocated Variable Annuity                   (57)          1           (40)

------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Increase (decrease) in net assets from                           (98)        (115)         354
policy transactions
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------

Increase (decrease) in net assets                                (73)        (110)         403

Net assets at the beginning of year                              555          939         2,630
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------

Net assets at the end of year                                    482          829         3,033
============================================================ ============= =========== ============= =========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                              Federated Insurance Series - Class II - Class II
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Federated    Federated   Federated    Federated
                                                               MidCap                 Quality                 m.
                                                               Growth     Equity      Bond-       Kaufmann-Pri
                                                             Strategies     Income    Prim. Sh.       Sh.
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Operations
   Investment income (loss) - net                               (14)          12         --           --
   Net realized gains (losses) on investments                    1            15         --           --
   Net change in unrealized appreciation or depreciation
   of investments                                               151          (6)         --            1

----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Net increase (decrease) in net assets resulting from            138           21         --            1
operations
----------------------------------------------------------- ------------- ----------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --            1          --           --
     Investrac Gold Variable Annuity                            --           --          --           --
     Investrac Gold Annuitized Variable Annuity                 --           --          --           --
     WealthQuest III Variable Annuity - No Rider                 4           --          --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --           --
     WealthQuest III Variable Annuity - 3% Rollup               --           --          --           --
     WealthQuest III Variable Annuity - 5% Rollup               --           --          --           --
     WQ III Group Unallocated Variable Annuity                  105          129          23           4

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (228)          30         --           --
     Investrac Gold Variable Annuity                            --           --          --           --
     Investrac Gold Annuitized Variable Annuity                 --           --          --           --
     WealthQuest III Variable Annuity - No Rider                 24           4           6            4
     WealthQuest III Variable Annuity - 6 yr. Ratchet           (10)         (3)         --           --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up              (3)          (94)         3           --
     WQ III Group Unallocated Variable Annuity                  (71)         (2)          8            7

----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Increase (decrease) in net assets from                         (179)          65          40          15
policy transactions
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------

Increase (decrease) in net assets                               (41)          86          40          16

Net assets at the beginning of year                            1,341         913         --           --
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------

Net assets at the end of year                                  1,300         999          40          16
=========================================================== ============= =========== =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity      Fidelity    Fidelity
                                                            Growth &      Equity                   High
                                                             Income       Income        Growth       Income
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Operations
   Investment income (loss) - net                             --             6           (18)          27
   Net realized gains (losses) on investments                 --            83          (319)         (21)
   Net change in unrealized appreciation or
   depreciation of investments                                 4            (8)          407          (3)

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from           4            81            70           3
operations
--------------------------------------------------------- ------------- ------------ ------------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                          --            --           --           --
     Investrac Gold Variable Annuity                           1            37            81           3
     Investrac Gold Annuitized Variable Annuity               --            --           --           --
     WealthQuest III Variable Annuity - No Rider              --            --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet         --            --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up            --            --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up            --            --           --           --
     WQ III Group Unallocated Variable Annuity                --            --           --           --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                          --            --           --           --
     Investrac Gold Variable Annuity                          (1)          (336)        (600)         (48)
     Investrac Gold Annuitized Variable Annuity               --            --           --           (1)
     WealthQuest III Variable Annuity - No Rider              --            --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet         --            --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up            --            --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up            --            --           --           --
     WQ III Group Unallocated Variable Annuity                --            --           --           --

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Increase (decrease) in net assets from                        --           (299)        (519)         (46)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Increase (decrease) in net assets                              4           (218)        (449)         (43)

Net assets at the beginning of year                            58          2,173        2,514         219
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Net assets at the end of year                                  62          1,955        2,065         176
========================================================= ============= ============ ============= ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity    Fidelity    Fidelity     Fidelity
                                                                Money                Investment      Asset
                                                               Market     Overseas   Grade Bond     Manager
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Operations
   Investment income (loss) - net                                 5          (5)          9           15
   Net realized gains (losses) on investments                    --          (4)          4           (4)
   Net change in unrealized appreciation or depreciation
   of investments                                                --          119         (9)          11

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Net increase (decrease) in net assets resulting from              5          110          4           22
operations
------------------------------------------------------------ ------------ ---------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --          --          --            2
     Investrac Gold Variable Annuity                              3          22          12            4
     Investrac Gold Annuitized Variable Annuity                  --          --          --           --
     WealthQuest III Variable Annuity - No Rider                 --          --          --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --          --          --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --          --          --           --
     WQ III Group Unallocated Variable Annuity                   --          --          --           --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --          --          --          (83)
     Investrac Gold Variable Annuity                            (38)        (32)        (69)         (94)
     Investrac Gold Annuitized Variable Annuity                  --          (1)         --           --
     WealthQuest III Variable Annuity - No Rider                 --          --          --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --          --          --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --          --          --           --
     WQ III Group Unallocated Variable Annuity                   --          --          --           --

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Increase (decrease) in net assets from                          (35)        (11)        (57)         (171)
policy transactions
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Increase (decrease) in net assets                               (30)         99         (53)         (149)

Net assets at the beginning of year                              364         635         389         1,096
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Net assets at the end of year                                    334         734         336          947
============================================================ ============ ========== ============ ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Fidelity    Fidelity    Fidelity
                                                                                       Asset
                                                                                       Mgr.
                                                              Index 500    Contrafund    Growth
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Operations
   Investment income (loss) - net                                 45          (69)         11
   Net realized gains (losses) on investments                     85          153         (24)
   Net change in unrealized appreciation or depreciation
   of investments                                                145          896          34

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Net increase (decrease) in net assets resulting from             275          980          21
operations
------------------------------------------------------------ ------------- ----------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              16           9           1
     Investrac Gold Variable Annuity                             132          133          16
     Investrac Gold Annuitized Variable Annuity                  --           --          --
     WealthQuest III Variable Annuity - No Rider                 --           --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --          --
     WQ III Group Unallocated Variable Annuity                   --           --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (1,071)       (297)        (77)
     Investrac Gold Variable Annuity                            (581)         (16)        (42)
     Investrac Gold Annuitized Variable Annuity                  --           (3)         --
     WealthQuest III Variable Annuity - No Rider                 --           --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --          --
     WQ III Group Unallocated Variable Annuity                   --           --          --

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Increase (decrease) in net assets from                         (1,504)       (174)       (102)
policy transactions
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

Increase (decrease) in net assets                              (1,229)        806         (81)

Net assets at the beginning of year                             9,422        6,429        992
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

Net assets at the end of year                                   8,193        7,235        911
============================================================ ============= =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity      Fidelity    Fidelity
                                                              Balanced   Growth Opp.    MidCap
------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------
Operations
   Investment income (loss) - net                               --           (4)         (13)
   Net realized gains (losses) on investments                   --           (91)         116
   Net change in unrealized appreciation or depreciation
   of investments                                                3           175          40

------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------
Net increase (decrease) in net assets resulting from             3            80          143
operations
------------------------------------------------------------ ----------- ------------- ---------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --            8           --
     Investrac Gold Variable Annuity                             1           --           33
     Investrac Gold Annuitized Variable Annuity                 --           --           --
     WealthQuest III Variable Annuity - No Rider                --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --           --
     WQ III Group Unallocated Variable Annuity                  --           --           --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --          (291)         --
     Investrac Gold Variable Annuity                             30          (14)        (157)
     Investrac Gold Annuitized Variable Annuity                 --           --           --
     WealthQuest III Variable Annuity - No Rider                --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --           --
     WQ III Group Unallocated Variable Annuity                  --           --           --

------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------
Increase (decrease) in net assets from                           31         (297)        (124)
policy transactions
------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------

Increase (decrease) in net assets                                34         (217)         19

Net assets at the beginning of year                              21         1,405         919
------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------

Net assets at the end of year                                    55         1,188         938
============================================================ =========== ============= ========== ============

                              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         Year Ended DECEMBER 31, 2005

                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                             Aggressive      Asset     Asset Mgr.
                                                               Growth       Manager      Growth     Contrafund
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Operations
   Investment income (loss) - net                                (3)          --           --          (32)
   Net realized gains (losses) on investments                    55           --            1           142
   Net change in unrealized appreciation or depreciation
   of investments                                                12           --           (1)          661

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from             64           --           --           771
operations
------------------------------------------------------------ ------------ ------------ ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --           --           --           --
     Investrac Gold Variable Annuity                             --           --           --           --
     Investrac Gold Annuitized Variable Annuity                  --           --           --           --
     WealthQuest III Variable Annuity - No Rider                  3           --           --           52
     WealthQuest III Variable Annuity - 6 yr. Ratchet             7           --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --           --            7
     WQ III Group Unallocated Variable Annuity                   267          --           --          1,330

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --           --           --           --
     Investrac Gold Variable Annuity                             --           --           --           --
     Investrac Gold Annuitized Variable Annuity                  --           --           --           --
     WealthQuest III Variable Annuity - No Rider                  7           --           --           350
     WealthQuest III Variable Annuity - 6 yr. Ratchet             2           --           --           100
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --           --           21
     WQ III Group Unallocated Variable Annuity                  (108)         --           (3)          30

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                           178          --           (3)         1,890
policy transactions
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

Increase (decrease) in net assets                                242          --           (3)         2,661

Net assets at the beginning of year                              678           5            3          3,647
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

Net assets at the end of year                                    920           5           --          6,308
============================================================ ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                               Index
                                                                500      Growth Opp.    MidCap
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                38           1          (40)
   Net realized gains (losses) on investments                   154           9          255
   Net change in unrealized appreciation or depreciation
   of investments                                                12          62          604

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            204          72          819
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           --          --
     Investrac Gold Variable Annuity                            --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 48           5           89
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --           3
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               7           --           28
     WQ III Group Unallocated Variable Annuity                 1,236         211         845

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --           --          --
     Investrac Gold Variable Annuity                            --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 64          52          379
     WealthQuest III Variable Annuity - 6 yr. Ratchet           (19)         --          192
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              (88)         67          (29)
     WQ III Group Unallocated Variable Annuity                 (590)         (5)          32

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          658          330        1,539
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                               862          402        2,358

Net assets at the beginning of year                            4,506         508        3,830
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                  5,368         910        6,188
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                             Equity      Investment   Growth &
                                                               Income    Grade Bond     Income
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                               --           --          --
   Net realized gains (losses) on investments                   --           --          --
   Net change in unrealized appreciation or depreciation
   of investments                                                1            1           1

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from             1            1           1
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           --          --
     Investrac Gold Variable Annuity                            --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                --           --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --          --
     WQ III Group Unallocated Variable Annuity                   16          34           3

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --           --          --
     Investrac Gold Variable Annuity                            --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 4           97           50
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --           1
     WQ III Group Unallocated Variable Annuity                   20          18           13

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                           40          149          67
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                                41          150          68

Net assets at the beginning of year                             --           --          --
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                    41          150          68
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                                            Value     Value
                                                               Value     Strategies    Leaders
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                               --           --          --
   Net realized gains (losses) on investments                   --           --          --
   Net change in unrealized appreciation or depreciation
   of investments                                                7           --           1

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from             7           --           1
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           --          --
     Investrac Gold Variable Annuity                            --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                --           --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --          --
     WQ III Group Unallocated Variable Annuity                   68          10           2

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --           --          --
     Investrac Gold Variable Annuity                            --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 9           --           19
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --          --
     WQ III Group Unallocated Variable Annuity                   23          --           1

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          100          10           22
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                               107          10           23

Net assets at the beginning of year                             --           --          --
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                   107          10           23
============================================================ =========== ============ =========== ============

                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          Year Ended DECEMBER 31, 2005

                                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
                                          AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------
                       Net Changes                             AIM          AIM           AIM           AIM
                                                                          Global                     Small Co.
                                                            Dynamics    Health Care   Technology       Growth
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Operations
   Investment income (loss) - net                              --           (5)           (3)           (2)
   Net realized gains (losses) on investments                   6           13             7             19
   Net change in unrealized appreciation or depreciation
   of investments                                               4           49            11             26

----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Net increase (decrease) in net assets resulting from           10           57            15             43
operations
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                           --           --            --            --
     Investrac Gold Variable Annuity                           --           --            --            --
     Investrac Gold Annuitized Variable Annuity                --           --            --            --
     WealthQuest III Variable Annuity - No Rider                2            1             4             2
     WealthQuest III Variable Annuity - 6 yr. Ratchet          --           --            --            --
     WealthQuest III Variable Annuity - 3% Roll-up             --           --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up             --           24            --            --
     WQ III Group Unallocated Variable Annuity                 16           175           137           203

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           --           --            --            --
     Investrac Gold Variable Annuity                           --           --            --            --
     Investrac Gold Annuitized Variable Annuity                --           --            --            --
     WealthQuest III Variable Annuity - No Rider               --            4            11             14
     WealthQuest III Variable Annuity - 6 yr. Ratchet          --            5             5            --
     WealthQuest III Variable Annuity - 3% Roll-up             --           --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up             --           --            --            --
     WQ III Group Unallocated Variable Annuity                (15)         (62)          (111)          (31)

----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Increase (decrease) in net assets from                          3           147           46            188
policy transactions
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Increase (decrease) in net assets                              13           204           61            231

Net assets at the beginning of year                            92           599           593           455
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Net assets at the end of year                                  105          803           654           686
=========================================================== ========== ============== ============ ===============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------
                     Net Changes                            AIM       AIM Utilities  AIM
                                                            Real                     Financial
                                                           Estate                    Services
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Operations
   Investment income (loss) - net                            10            21            4
   Net realized gains (losses) on investments               442            48           12
   Net change in unrealized appreciation or
   depreciation of investments                             (122)            4            5

------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Net increase (decrease) in net assets resulting from        330            73           21
operations
------------------------------------------------------- ------------- -------------- ---------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                        --             --           --
     Investrac Gold Variable Annuity                        --             --           --
     Investrac Gold Annuitized Variable Annuity             --             --           --
     WealthQuest III Variable Annuity - No Rider             17             1           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet       --             --           --
     WealthQuest III Variable Annuity - 3% Roll-up          --             --           --
     WealthQuest III Variable Annuity - 5% Roll-up           24            22           --
     WQ III Group Unallocated Variable Annuity              637            196          119

   Policy terminations, withdrawal payments and
   charges:
     WealthQuest Variable Annuity II                        --             --           --
     Investrac Gold Variable Annuity                        --             --           --
     Investrac Gold Annuitized Variable Annuity             --             --           --
     WealthQuest III Variable Annuity - No Rider             37            162           3
     WealthQuest III Variable Annuity - 6 yr. Ratchet      (213)           367          --
     WealthQuest III Variable Annuity - 3% Roll-up           9             --           --
     WealthQuest III Variable Annuity - 5% Roll-up          (1)            13           --
     WQ III Group Unallocated Variable Annuity             (328)           62          (77)

------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Increase (decrease) in net assets from                      182            823          45
policy transactions
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------

Increase (decrease) in net assets                           512            896          66

Net assets at the beginning of year                        2,082           212          323
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------

Net assets at the end of year                              2,594          1,108         389
======================================================= ============= ============== ========== ==============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                             MFS Variable Insurance Trust - Initial Class Shares
--------------------------------------------------------------------------------------------------------------
                       Net Changes                             MFS      MFS Capital   MFS             MFS
                                                            Emerging                               Investors
                                                             Growth       Opport.      Research      Trust
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Operations
   Investment income (loss) - net                             (27)          (5)          (10)        (10)
   Net realized gains (losses) on investments                 (271)         (85)         (43)         11
   Net change in unrealized appreciation or depreciation
   of investments                                              480           93          154          119

---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Net increase (decrease) in net assets resulting from           182           3           101          120
operations
---------------------------------------------------------- ------------ ------------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            3            1           --           --
     Investrac Gold Variable Annuity                           --           --           --           --
     Investrac Gold Annuitized Variable Annuity                --           --           --           --
     WealthQuest III Variable Annuity - No Rider               24           --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           7           --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up             --           --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up             --           --           --            2
     WQ III Group Unallocated Variable Annuity                 102           80           45          119

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                          (361)        (163)        (159)        (183)
     Investrac Gold Variable Annuity                           --           --           --           --
     Investrac Gold Annuitized Variable Annuity                --           --           --           --
     WealthQuest III Variable Annuity - No Rider               28           (6)          (7)         (18)
     WealthQuest III Variable Annuity - 6 yr. Ratchet           1           (6)          --            6
     WealthQuest III Variable Annuity - 3% Roll-up             --           --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up             --           (1)          (1)          (2)
     WQ III Group Unallocated Variable Annuity                (86)          (46)         (5)          (5)

---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Increase (decrease) in net assets from                        (282)        (141)        (127)        (81)
policy transactions
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------

Increase (decrease) in net assets                             (100)        (138)         (26)         39

Net assets at the beginning of year                           2,611        1,649        1,623        1,992
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------

Net assets at the end of year                                 2,511        1,511        1,597        2,031
========================================================== ============ ============= =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                      Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets     Markets
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
   Investment income (loss) - net                               (1)         (3)
   Net realized gains (losses) on investments                    12          42
   Net change in unrealized appreciation or depreciation
   of investments                                                34         129

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from             45         168
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           3
     Investrac Gold Variable Annuity                            --          --
     Investrac Gold Annuitized Variable Annuity                 --          --
     WealthQuest III Variable Annuity - No Rider                --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --
     WQ III Group Unallocated Variable Annuity                  --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             74        (110)
     Investrac Gold Variable Annuity                            --          --
     Investrac Gold Annuitized Variable Annuity                 --          --
     WealthQuest III Variable Annuity - No Rider                --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --
     WQ III Group Unallocated Variable Annuity                  --          --

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                           74        (107)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Increase (decrease) in net assets                               119          61

Net assets at the beginning of year                              45         607
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Net assets at the end of year                                   164         668
============================================================ =========== =========== ============ ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          AN Growth   AN Equity   AN            AN Money
                                                                           Income     Balanced      Market
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Operations
   Investment income (loss) - net                               (5)          28          36          155
   Net realized gains (losses) on investments                   (33)        252         134          --
   Net change in unrealized appreciation or depreciation
   of investments                                                86        (210)       (200)         --

------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Net increase (decrease) in net assets resulting from             48          70         (30)         155
operations
------------------------------------------------------------ ----------- ----------- ----------- -------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             2           17          1            3
     Investrac Gold Variable Annuity                             50          62          15           1
     Investrac Gold Annuitized Variable Annuity                 --          --          --           --
     WealthQuest III Variable Annuity - No Rider                 11          24          40         4,123
     WealthQuest III Variable Annuity - 6 yr. Ratchet            3           1          --           350
     WealthQuest III Variable Annuity - 3% Roll-up              --          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --           7          --           924
     WQ III Group Unallocated Variable Annuity                   83         250         236         4,757

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (175)       (687)       (155)        (478)
     Investrac Gold Variable Annuity                           (482)       (757)       (179)         (27)
     Investrac Gold Annuitized Variable Annuity                 --          (3)         (3)          --
     WealthQuest III Variable Annuity - No Rider                 29          98         378        (4,193)
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --         (228)       (148)        (212)
     WealthQuest III Variable Annuity - 3% Roll-up              --          (12)        --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --          (53)        (31)        (708)
     WQ III Group Unallocated Variable Annuity                 (109)         6         (266)       (2,114)

------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Increase (decrease) in net assets from                         (588)      (1,275)      (112)        2,426
policy transactions
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------

Increase (decrease) in net assets                              (540)      (1,205)      (142)        2,581

Net assets at the beginning of year                            3,499       9,939       4,397        6,369
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------

Net assets at the end of year                                  2,959       8,734       4,255        8,950
============================================================ =========== =========== =========== =============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                     Net Changes                            AN         AN High         AN             AN
                                                        Government                               International
                                                           Bond      Yield Bond   Small/MidCap      Stock
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Operations
   Investment income (loss) - net                           67           53            (5)            4
   Net realized gains (losses) on investments              (20)           9            19             22
   Net change in unrealized appreciation or
   depreciation of investments                             (11)         (100)          14             19

------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Net increase (decrease) in net assets resulting from        36          (38)           28             45
operations
------------------------------------------------------- ------------ ------------ -------------- -------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                        --           --            --            --
     Investrac Gold Variable Annuity                        --           --            --            --
     Investrac Gold Annuitized Variable Annuity             --           --            --            --
     WealthQuest III Variable Annuity - No Rider            24            3             7             6
     WealthQuest III Variable Annuity - 6 yr. Ratchet       --           14            --             9
     WealthQuest III Variable Annuity - 3% Roll-up          --           --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up          --           --            --            --
     WQ III Group Unallocated Variable Annuity              503          154           121           252

   Policy terminations, withdrawal payments and
   charges:
     WealthQuest Variable Annuity II                       (20)          21           (150)          (13)
     Investrac Gold Variable Annuity                        (1)          --           (47)           --
     Investrac Gold Annuitized Variable Annuity             --           --            --            --
     WealthQuest III Variable Annuity - No Rider            223          98            17             24
     WealthQuest III Variable Annuity - 6 yr. Ratchet       (8)          25            (4)            2
     WealthQuest III Variable Annuity - 3% Roll-up           3           --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up          42           (5)           (4)           --
     WQ III Group Unallocated Variable Annuity             (128)        (47)           11             18

------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Increase (decrease) in net assets from                      638          263          (49)           298
policy transactions
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------

Increase (decrease) in net assets                           674          225          (21)           343

Net assets at the beginning of year                        2,155         951           737           372
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------

Net assets at the end of year                              2,829        1,176          716           715
======================================================= ============ ============ ============== =============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          T Rowe        T Rowe     T Rowe        T Rowe
                                                             Price          Price                    Price
                                                             Equity      InternationalPrice Ltd     MidCap
                                                               Income       Stock     Term Bond     Growth
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                57          33           73         (45)
   Net realized gains (losses) on investments                   711          39          (19)         650
   Net change in unrealized appreciation or depreciation
   of investments                                              (503)         438         (26)         32

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            265          510          28          637
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             10           2           2           34
     Investrac Gold Variable Annuity                             6           --          --           19
     Investrac Gold Annuitized Variable Annuity                 --           --          --           --
     WealthQuest III Variable Annuity - No Rider                 81           2           23           6
     WealthQuest III Variable Annuity - 6 yr. Ratchet            3           --           1           --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               2            1           1           --
     WQ III Group Unallocated Variable Annuity                 1,277         729         716          504

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (343)        (156)       (149)        (316)
     Investrac Gold Variable Annuity                             69          (6)         --          (152)
     Investrac Gold Annuitized Variable Annuity                 --           --          --           --
     WealthQuest III Variable Annuity - No Rider                316          97          222         (73)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            24          --          (3)         (17)
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up              (34)         80           86         (52)
     WQ III Group Unallocated Variable Annuity                 (475)         62         (187)        (258)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          936          811         712         (305)
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                              1,201        1,321        740          332

Net assets at the beginning of year                            7,865        2,644       2,185        4,946
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                  9,066        3,965       2,925        5,278
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2005

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                          Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Lazard      Lazard
                                                                         Emerging
                                                              SmAllCap    Markets
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
   Investment income (loss) - net                               (12)        (4)
   Net realized gains (losses) on investments                   144          61
   Net change in unrealized appreciation or depreciation
   of investments                                              (111)         78

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from             21         135
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             3           5
     Investrac Gold Variable Annuity                            --          --
     Investrac Gold Annuitized Variable Annuity                 --          --
     WealthQuest III Variable Annuity - No Rider                --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --
     WQ III Group Unallocated Variable Annuity                  --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (149)        (5)
     Investrac Gold Variable Annuity                            --          --
     Investrac Gold Annuitized Variable Annuity                 --          --
     WealthQuest III Variable Annuity - No Rider                --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --
     WQ III Group Unallocated Variable Annuity                  --          --

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                         (146)        --
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Increase (decrease) in net assets                              (125)        135

Net assets at the beginning of year                             977         369
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Net assets at the end of year                                   852         504
============================================================ =========== =========== ============ ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger          Alger     Alger
                                                                                      Income &
                                                              SmAllCap     Growth       Growth
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                               (3)         (18)         (4)
   Net realized gains (losses) on investments                    10         (59)         (10)
   Net change in unrealized appreciation or depreciation
   of investments                                                72          163          96

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from             79          86           82
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             4            1           2
     Investrac Gold Variable Annuity                            --           --          --
     Group Unallocated Variable Annuity                         --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 14          17           6
     WealthQuest III Variable Annuity - 6 yr. Ratchet            2           --           15
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               4           --           9
     WQ III Group Unallocated Variable Annuity                  147          393         172

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (47)        (104)        (20)
     Investrac Gold Variable Annuity                            --           --          --
     Group Unallocated Variable Annuity                         --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 6           354          37
     WealthQuest III Variable Annuity - 6 yr. Ratchet           (4)          (3)         (3)
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              (2)         (101)        (26)
     WQ III Group Unallocated Variable Annuity                  (16)        (83)         (94)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          108          474          98
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                               187          560         180

Net assets at the beginning of year                             431         1,739       1,056
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                   618         2,299       1,236
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger          Alger     Alger
                                                                           MidCap     Leveraged
                                                              Balanced     Growth       AllCap
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                8          (14)         (4)
   Net realized gains (losses) on investments                    65          73          (4)
   Net change in unrealized appreciation or depreciation
   of investments                                                66          84           57

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            139          143          49
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           21          --
     Investrac Gold Variable Annuity                            --           --          --
     Group Unallocated Variable Annuity                         --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 22          87           8
     WealthQuest III Variable Annuity - 6 yr. Ratchet            19           7          --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --            6           1
     WQ III Group Unallocated Variable Annuity                  310          306         110

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             45          --          (12)
     Investrac Gold Variable Annuity                            --           --          --
     Group Unallocated Variable Annuity                         --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --          --
     WealthQuest III Variable Annuity - No Rider                 48          26         (135)
     WealthQuest III Variable Annuity - 6 yr. Ratchet           (6)          (9)         (2)
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              (37)         --          (37)
     WQ III Group Unallocated Variable Annuity                  (82)        (238)        (33)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          319          206        (100)
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                               458          349         (51)

Net assets at the beginning of year                            2,228        1,492        691
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                  2,686        1,841        640
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated
                                                               Capital     US Gov't
                                                                Income     Securities
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Operations
   Investment income (loss) - net                                 17           30
   Net realized gains (losses) on investments                    (11)          11
   Net change in unrealized appreciation or depreciation
   of investments                                                 39          (19)

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Net increase (decrease) in net assets resulting from              45           22
operations
------------------------------------------------------------ ------------- ----------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --            3
     Investrac Gold Variable Annuity                             --           --
     Group Unallocated Variable Annuity                          --           --
     Investrac Gold Annuitized Variable Annuity                  --           --
     WealthQuest III Variable Annuity - No Rider                 --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --
     WQ III Group Unallocated Variable Annuity                    59          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (6)         (161)
     Investrac Gold Variable Annuity                             --           --
     Group Unallocated Variable Annuity                          --           --
     Investrac Gold Annuitized Variable Annuity                  --           --
     WealthQuest III Variable Annuity - No Rider                 (51)         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --
     WealthQuest III Variable Annuity - 5% Roll-up               (8)          --
     WQ III Group Unallocated Variable Annuity                   (3)          --

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Increase (decrease) in net assets from                           (9)         (158)
policy transactions
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

Increase (decrease) in net assets                                 36         (136)

Net assets at the beginning of year                              519         1,075
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

Net assets at the end of year                                    555          939
============================================================ ============= =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated   Federated
                                                             High Income   MidCap
                                                                Bond-      Growth      Equity
                                                              Prim. Sh.    Strategies    Income
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Operations
   Investment income (loss) - net                                163          (15)         6
   Net realized gains (losses) on investments                     11          (32)        (1)
   Net change in unrealized appreciation or depreciation
   of investments                                                 51          217          88

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Net increase (decrease) in net assets resulting from             225          170          93
operations
------------------------------------------------------------ ------------- ----------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              6            1           4
     Investrac Gold Variable Annuity                             --           --          --
     Group Unallocated Variable Annuity                          --           --          --
     Investrac Gold Annuitized Variable Annuity                  --           --          --
     WealthQuest III Variable Annuity - No Rider                  52           10         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --           2
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --          --
     WQ III Group Unallocated Variable Annuity                   267           94          67

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (500)        (146)        (7)
     Investrac Gold Variable Annuity                             --           --          --
     Group Unallocated Variable Annuity                          --           --          --
     Investrac Gold Annuitized Variable Annuity                  --           --          --
     WealthQuest III Variable Annuity - No Rider                 (43)          5           73
     WealthQuest III Variable Annuity - 6 yr. Ratchet             69          (6)         (10)
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                12          (4)          43
     WQ III Group Unallocated Variable Annuity                   (38)         (25)        (52)

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Increase (decrease) in net assets from                          (175)         (71)        120
policy transactions
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

Increase (decrease) in net assets                                 50           99         213

Net assets at the beginning of year                             2,580        1,242        700
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

Net assets at the end of year                                   2,630        1,341        913
============================================================ ============= =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity    Fidelity      Fidelity    Fidelity
                                                             Growth &    Equity                    High
                                                               Income      Income       Growth       Income
------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------
Operations
   Investment income (loss) - net                               (1)          5           (28)          17
   Net realized gains (losses) on investments                   (1)          4          (139)         (38)
   Net change in unrealized appreciation or depreciation
   of investments                                                4          195          209           40

------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------
Net increase (decrease) in net assets resulting from             2          204           42           19
operations
------------------------------------------------------------ ----------- ----------- ------------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --          --           --           --
     Investrac Gold Variable Annuity                             9           79          148           3
     Group Unallocated Variable Annuity                         --          --           --           --
     Investrac Gold Annuitized Variable Annuity                 --          --           --           --
     WealthQuest III Variable Annuity - No Rider                --          --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --           --           --
     WQ III Group Unallocated Variable Annuity                  --          --           --           --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --          --           --           --
     Investrac Gold Variable Annuity                            (8)        (385)        (144)        (107)
     Group Unallocated Variable Annuity                         --          --           --           --
     Investrac Gold Annuitized Variable Annuity                 --          --           --           (1)
     WealthQuest III Variable Annuity - No Rider                --          --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --           --           --
     WQ III Group Unallocated Variable Annuity                  --          --           --           --

------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------
Increase (decrease) in net assets from                           1         (306)          4          (105)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------

Increase (decrease) in net assets                                3         (102)          46          (86)

Net assets at the beginning of year                              55        2,275        2,468         305
------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------

Net assets at the end of year                                    58        2,173        2,514         219
============================================================ =========== =========== ============= ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity     Fidelity    Fidelity     Fidelity
                                                               Money                  Investment     Asset
                                                              Market      Overseas    Grade Bond    Manager
----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------
Operations
   Investment income (loss) - net                               (1)          (1)          15          16
   Net realized gains (losses) on investments                   --           (9)          28          (4)
   Net change in unrealized appreciation or depreciation
   of investments                                               --           78          (29)         29

----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            (1)          68           14          41
operations
----------------------------------------------------------- ------------ ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           --          --            8
     Investrac Gold Variable Annuity                             4           24           8            5
     Group Unallocated Variable Annuity                         --           --          --           --
     Investrac Gold Annuitized Variable Annuity                 --           --          --           --
     WealthQuest III Variable Annuity - No Rider                --           --          --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --           --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --          --           --
     WQ III Group Unallocated Variable Annuity                  --           --          --           --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --           --          --          (94)
     Investrac Gold Variable Annuity                            (8)          26         (225)        (37)
     Group Unallocated Variable Annuity                         --           --          --           --
     Investrac Gold Annuitized Variable Annuity                 --           (1)         --           --
     WealthQuest III Variable Annuity - No Rider                --           --          --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --           --
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up              --           --          --           --
     WQ III Group Unallocated Variable Annuity                  --           --          --           --

----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------
Increase (decrease) in net assets from                          (4)          49         (217)        (118)
policy transactions
----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------

Increase (decrease) in net assets                               (5)          117        (203)        (77)

Net assets at the beginning of year                             369          518         592         1,173
----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------

Net assets at the end of year                                   364          635         389         1,096
=========================================================== ============ ============ =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Fidelity     Fidelity    Fidelity
                                                                                        Asset
                                                                                        Mgr.
                                                              Index 500    Contrafund     Growth
------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------
Operations
   Investment income (loss) - net                                 2           (60)          11
   Net realized gains (losses) on investments                    (29)          87          (44)
   Net change in unrealized appreciation or depreciation
   of investments                                                830           775          76

------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------
Net increase (decrease) in net assets resulting from             803           802          43
operations
------------------------------------------------------------ ------------- ------------ ----------- ----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              38           33           7
     Investrac Gold Variable Annuity                             168           117          17
     Group Unallocated Variable Annuity                          --            --          --
     Investrac Gold Annuitized Variable Annuity                  --            --          --
     WealthQuest III Variable Annuity - No Rider                 --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --          --
     WQ III Group Unallocated Variable Annuity                   --            --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (650)         (541)       (108)
     Investrac Gold Variable Annuity                            (460)         (151)        (35)
     Group Unallocated Variable Annuity                          --            --          --
     Investrac Gold Annuitized Variable Annuity                  --            (3)         --
     WealthQuest III Variable Annuity - No Rider                 --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --          --
     WQ III Group Unallocated Variable Annuity                   --            --          --

------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------
Increase (decrease) in net assets from                          (904)         (545)       (119)
policy transactions
------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------

Increase (decrease) in net assets                               (101)          257         (76)

Net assets at the beginning of year                             9,523         6,172       1,068
------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------

Net assets at the end of year                                   9,422         6,429        992
============================================================ ============= ============ =========== ==========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity      Fidelity    Fidelity
                                                              Balanced    Growth Opp.    MidCap
------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------
Operations
   Investment income (loss) - net                                 1           (11)        (12)
   Net realized gains (losses) on investments                    (3)         (104)         61
   Net change in unrealized appreciation or depreciation
   of investments                                                 1           191         129

------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------
Net increase (decrease) in net assets resulting from             (1)           76         178
operations
------------------------------------------------------------ ------------ ------------- --------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --            12         --
     Investrac Gold Variable Annuity                              3           --           27
     Group Unallocated Variable Annuity                          --           --          --
     Investrac Gold Annuitized Variable Annuity                  --           --          --
     WealthQuest III Variable Annuity - No Rider                 --           --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --          --
     WQ III Group Unallocated Variable Annuity                   --           --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --          (239)        --
     Investrac Gold Variable Annuity                            (26)          (21)       (118)
     Group Unallocated Variable Annuity                          --           --          --
     Investrac Gold Annuitized Variable Annuity                  --           --          --
     WealthQuest III Variable Annuity - No Rider                 --           --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --          --
     WQ III Group Unallocated Variable Annuity                   --           --          --

------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------
Increase (decrease) in net assets from                          (23)         (248)        (91)
policy transactions
------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------

Increase (decrease) in net assets                               (24)         (172)         87

Net assets at the beginning of year                              45          1,577        832
------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------

Net assets at the end of year                                    21          1,405        919
============================================================ ============ ============= ========= ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity    Fidelity    Fidelity     Fidelity
                                                                                      Asset
                                                             Aggressive   Asset       Mgr.
                                                               Growth      Manager      Growth    Contrafund
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Operations
   Investment income (loss) - net                                (2)         --          --          (19)
   Net realized gains (losses) on investments                    21          --          --           64
   Net change in unrealized appreciation or depreciation
   of investments                                                37          --          --           369

------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Net increase (decrease) in net assets resulting from             56          --          --           414
operations
------------------------------------------------------------ ------------ ----------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --          --          --           --
     Investrac Gold Variable Annuity                             --          --          --           --
     Group Unallocated Variable Annuity                          --          --          --           --
     Investrac Gold Annuitized Variable Annuity                  --          --          --           --
     WealthQuest III Variable Annuity - No Rider                 13          --          --           85
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --          --          --            6
     WealthQuest III Variable Annuity - 3% Roll-up               --          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --          --          --           13
     WQ III Group Unallocated Variable Annuity                   244          1          --           610

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --          --          --           --
     Investrac Gold Variable Annuity                             --          --          --           --
     Group Unallocated Variable Annuity                          --          --          --           --
     Investrac Gold Annuitized Variable Annuity                  --          --          --           --
     WealthQuest III Variable Annuity - No Rider                 22          --          --           399
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --          --          --           (5)
     WealthQuest III Variable Annuity - 3% Roll-up               --          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --          --          --           (1)
     WQ III Group Unallocated Variable Annuity                  (91)         --          --          (109)

------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Increase (decrease) in net assets from                           188          1          --           998
policy transactions
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------

Increase (decrease) in net assets                                244          1          --          1,412

Net assets at the beginning of year                              434          4           3          2,235
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------

Net assets at the end of year                                    678          5           3          3,647
============================================================ ============ =========== =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity    Fidelity
                                                                            Growth
                                                             Index 500       Opp.        MidCap
----------------------------------------------------------- ------------ ------------- ----------- -----------
----------------------------------------------------------- ------------ ------------- ----------- -----------
Operations
   Investment income (loss) - net                                9           (1)          (24)
   Net realized gains (losses) on investments                   51            6            70
   Net change in unrealized appreciation or depreciation
   of investments                                               319           26          599

----------------------------------------------------------- ------------ ------------- ----------- -----------
----------------------------------------------------------- ------------ ------------- ----------- -----------
Net increase (decrease) in net assets resulting from            379           31          645
operations
----------------------------------------------------------- ------------ ------------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           --           --
     Investrac Gold Variable Annuity                            --           --           --
     Group Unallocated Variable Annuity                         --           --           --
     Investrac Gold Annuitized Variable Annuity                 --           --           --
     WealthQuest III Variable Annuity - No Rider                30            6            56
     WealthQuest III Variable Annuity - 6 yr. Ratchet            1           --            10
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up              16           --            3
     WQ III Group Unallocated Variable Annuity                  995          199          391

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --           --           --
     Investrac Gold Variable Annuity                            --           --           --
     Group Unallocated Variable Annuity                         --           --           --
     Investrac Gold Annuitized Variable Annuity                 --           --           --
     WealthQuest III Variable Annuity - No Rider                262           19          686
     WealthQuest III Variable Annuity - 6 yr. Ratchet           (6)          --            83
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up             (56)          --            27
     WQ III Group Unallocated Variable Annuity                 (210)         (51)         104

----------------------------------------------------------- ------------ ------------- ----------- -----------
----------------------------------------------------------- ------------ ------------- ----------- -----------
Increase (decrease) in net assets from                         1,032         173         1,360
policy transactions
----------------------------------------------------------- ------------ ------------- ----------- -----------
----------------------------------------------------------- ------------ ------------- ----------- -----------

Increase (decrease) in net assets                              1,411         204         2,005

Net assets at the beginning of year                            3,095         304         1,825
----------------------------------------------------------- ------------ ------------- ----------- -----------
----------------------------------------------------------- ------------ ------------- ----------- -----------

Net assets at the end of year                                  4,506         508         3,830
=========================================================== ============ ============= =========== ===========

                                 AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                         STATEMENT OF CHANGES IN NET ASSETS
                                            Year Ended DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                               SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                                            AIM Variable Investment Funds
----------------------------------------------------------------------------------------------------------------------
                        Net Changes                          AIM              AIM            AIM            AIM
                                                                            Global                       Small Co.
                                                              Dynamics    Health Care    Technology        Growth
------------------------------------------------------------ ----------- -------------- -------------- ---------------
------------------------------------------------------------ ----------- -------------- -------------- ---------------
Operations
   Investment income (loss) - net                               --            (2)            (1)            (1)
   Net realized gains (losses) on investments                    6            20             10              2
   Net change in unrealized appreciation or depreciation
   of investments                                                6            25             29              48

------------------------------------------------------------ ----------- -------------- -------------- ---------------
------------------------------------------------------------ ----------- -------------- -------------- ---------------
Net increase (decrease) in net assets resulting from             12           43             38              49
operations
------------------------------------------------------------ ----------- -------------- -------------- ---------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --            --             --             --
     Investrac Gold Variable Annuity                            --            --             --             --
     Group Unallocated Variable Annuity                         --            --             --             --
     Investrac Gold Annuitized Variable Annuity                 --            --             --             --
     WealthQuest III Variable Annuity - No Rider                 6             2             14              11
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --            --             --              1
     WealthQuest III Variable Annuity - 3% Roll-up              --            --             --             --
     WealthQuest III Variable Annuity - 5% Roll-up              --             4             --             --
     WQ III Group Unallocated Variable Annuity                   19           137            119            226

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --            --             --             --
     Investrac Gold Variable Annuity                            --            --             --             --
     Group Unallocated Variable Annuity                         --            --             --             --
     Investrac Gold Annuitized Variable Annuity                 --            --             --             --
     WealthQuest III Variable Annuity - No Rider                --            (1)           (20)             8
     WealthQuest III Variable Annuity - 6 yr. Ratchet           (8)           (1)            32             --
     WealthQuest III Variable Annuity - 3% Roll-up              --            --             --             --
     WealthQuest III Variable Annuity - 5% Roll-up              --            15             --             --
     WQ III Group Unallocated Variable Annuity                  (19)         (127)           103            (31)

------------------------------------------------------------ ----------- -------------- -------------- ---------------
------------------------------------------------------------ ----------- -------------- -------------- ---------------
Increase (decrease) in net assets from                          (2)           29             248            215
policy transactions
------------------------------------------------------------ ----------- -------------- -------------- ---------------
------------------------------------------------------------ ----------- -------------- -------------- ---------------

Increase (decrease) in net assets                                10           72             286            264

Net assets at the beginning of year                              82           527            307            191
------------------------------------------------------------ ----------- -------------- -------------- ---------------
------------------------------------------------------------ ----------- -------------- -------------- ---------------

Net assets at the end of year                                    92           599            593            455
============================================================ =========== ============== ============== ===============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        AIM Variable Investment Funds
--------------------------------------------------------------------------------------------------------------
                        Net Changes                              AIM       AIM         INVESCO        AIM
                                                                 Real                              Financial
                                                                Estate     Utilities    Telecom    Services
------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------
Operations
   Investment income (loss) - net                                 5            3          --           1
   Net realized gains (losses) on investments                    115           2          19          14
   Net change in unrealized appreciation or depreciation
   of investments                                                363           29        (21)          8

------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------
Net increase (decrease) in net assets resulting from             483           34         (2)         23
operations
------------------------------------------------------------ ------------- ----------- ---------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --           --          --          --
     Investrac Gold Variable Annuity                             --           --          --          --
     Group Unallocated Variable Annuity                          --           --          --          --
     Investrac Gold Annuitized Variable Annuity                  --           --          --          --
     WealthQuest III Variable Annuity - No Rider                  39          --           1          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --          --           3
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --           1           2
     WQ III Group Unallocated Variable Annuity                   308           54         21          85

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --           --          --          --
     Investrac Gold Variable Annuity                             --           --          --          --
     Group Unallocated Variable Annuity                          --           --          --          --
     Investrac Gold Annuitized Variable Annuity                  --           --          --          --
     WealthQuest III Variable Annuity - No Rider                  64           5         (29)         (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             50          --         (32)         --
     WealthQuest III Variable Annuity - 3% Roll-up                17          --          --          --
     WealthQuest III Variable Annuity - 5% Roll-up               (4)          --          (6)        (12)
     WQ III Group Unallocated Variable Annuity                    5            24        (139)       (64)

------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------
Increase (decrease) in net assets from                           479           83        (183)        13
policy transactions
------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------

Increase (decrease) in net assets                                962          117        (185)        36

Net assets at the beginning of year                             1,120          95         185         287
------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------

Net assets at the end of year                                   2,082         212         --          323
============================================================ ============= =========== ========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                             MFS Variable Insurance Trust - Initial Class Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          MFS             MFS      MFS             MFS
                                                             Emerging      Capital                 Investors
                                                               Growth      Opport      Research      Trust
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                               (30)        (13)         (1)          (9)
   Net realized gains (losses) on investments                  (289)        (149)        (71)        (29)
   Net change in unrealized appreciation or depreciation
   of investments                                               598          329         283          223

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            279          167         211          185
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             4            2           1            6
     Investrac Gold Variable Annuity                            --           --          --           --
     Group Unallocated Variable Annuity                         --           --          --           --
     Investrac Gold Annuitized Variable Annuity                 --           --          --           --
     WealthQuest III Variable Annuity - No Rider                 3            4          --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --            1
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               6            6          --            3
     WQ III Group Unallocated Variable Annuity                   76          78           34          72

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (292)        (158)       (148)        (153)
     Investrac Gold Variable Annuity                            --           --          --           --
     Group Unallocated Variable Annuity                         --           --          --           --
     Investrac Gold Annuitized Variable Annuity                 --           --          --           --
     WealthQuest III Variable Annuity - No Rider                (5)         (27)         (2)          44
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --           --          --            9
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up              (11)         (6)         (37)         24
     WQ III Group Unallocated Variable Annuity                  (40)         --          (21)        (57)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                         (259)        (101)       (173)        (51)
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                                20          66           38          134

Net assets at the beginning of year                            2,591        1,583       1,585        1,858
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                  2,611        1,649       1,623        1,992
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                      Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets     Markets
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
   Investment income (loss) - net                               --          (4)
   Net realized gains (losses) on investments                    3           17
   Net change in unrealized appreciation or depreciation
   of investments                                                4          112

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from             7          125
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --           3
     Investrac Gold Variable Annuity                            --          --
     Group Unallocated Variable Annuity                         --          --
     Investrac Gold Annuitized Variable Annuity                 --          --
     WealthQuest III Variable Annuity - No Rider                --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --
     WQ III Group Unallocated Variable Annuity                  --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (3)         (64)
     Investrac Gold Variable Annuity                            --          --
     Group Unallocated Variable Annuity                         --          --
     Investrac Gold Annuitized Variable Annuity                 --          --
     WealthQuest III Variable Annuity - No Rider                --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --          --
     WealthQuest III Variable Annuity - 3% Roll-up              --          --
     WealthQuest III Variable Annuity - 5% Roll-up              --          --
     WQ III Group Unallocated Variable Annuity                  --          --

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                          (3)         (61)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Increase (decrease) in net assets                                4           64

Net assets at the beginning of year                              41         543
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Net assets at the end of year                                    45         607
============================================================ =========== =========== ============ ============

                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          Year Ended DECEMBER 31, 2004

                                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
                                   American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------
                        Net Changes                           AN Growth    AN Equity    AN            AN Money
                                                                             Income      Balanced      Market
------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------
Operations
   Investment income (loss) - net                                (2)           42           32           (2)
   Net realized gains (losses) on investments                   (76)          (46)          66           --
   Net change in unrealized appreciation or depreciation
   of investments                                                281          735          101           --

------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------
Net increase (decrease) in net assets resulting from             203          731          199           (2)
operations
------------------------------------------------------------ ------------ ------------- ----------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             14            8            3            --
     Investrac Gold Variable Annuity                             63           107           41            1
     Group Unallocated Variable Annuity                          --           --           --            --
     Investrac Gold Annuitized Variable Annuity                  --           --           --            --
     WealthQuest III Variable Annuity - No Rider                 102          161          351          3,193
     WealthQuest III Variable Annuity - 6 yr. Ratchet             3            8            1            101
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --            6            277
     WQ III Group Unallocated Variable Annuity                   120          100          218          1,836

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (219)        (303)        (203)         (318)
     Investrac Gold Variable Annuity                            (271)        (391)         (99)         (82)
     Group Unallocated Variable Annuity                          --           --           --            --
     Investrac Gold Annuitized Variable Annuity                  --           (3)          (3)           --
     WealthQuest III Variable Annuity - No Rider                 90            99          178         (4,929)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             1           (34)         (53)           9
     WealthQuest III Variable Annuity - 3% Roll-up               --            13          (39)          --
     WealthQuest III Variable Annuity - 5% Roll-up               --            20           88          (342)
     WQ III Group Unallocated Variable Annuity                   59           (6)          (39)        (1,333)

------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------
Increase (decrease) in net assets from                          (38)         (221)         450         (1,587)
policy transactions
------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------

Increase (decrease) in net assets                                165          510          649         (1,589)

Net assets at the beginning of year                             3,334        9,429        3,748         7,958
------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------

Net assets at the end of year                                   3,499        9,939        4,397         6,369
============================================================ ============ ============= =========== ==============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                        Net Changes                              AN       AN High    AN               AN
                                                             Government   Yield                 pInternational
                                                                Bond        Bond     Small/MidCa    Stock
------------------------------------------------------------ ------------ ---------- ----------- -------------
------------------------------------------------------------ ------------ ---------- ----------- -------------
Operations
   Investment income (loss) - net                                38          42         (7)          (1)
   Net realized gains (losses) on investments                   (46)         14         (14)          4
   Net change in unrealized appreciation or depreciation
   of investments                                                175         22          70           38

------------------------------------------------------------ ------------ ---------- ----------- -------------
------------------------------------------------------------ ------------ ---------- ----------- -------------
Net increase (decrease) in net assets resulting from             167         78          49           41
operations
------------------------------------------------------------ ------------ ---------- ----------- -------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              3          --         --           --
     Investrac Gold Variable Annuity                             --          --         --           --
     Group Unallocated Variable Annuity                          --          --         --           --
     Investrac Gold Annuitized Variable Annuity                  --          --         --           --
     WealthQuest III Variable Annuity - No Rider                 287         98          17           15
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           1         --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --          --         --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --          --         --            6
     WQ III Group Unallocated Variable Annuity                   303         135        103           69

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (187)         3         (29)         (1)
     Investrac Gold Variable Annuity                            (162)       (13)        (28)         --
     Group Unallocated Variable Annuity                          --          --         --           --
     Investrac Gold Annuitized Variable Annuity                  --          --         --           --
     WealthQuest III Variable Annuity - No Rider                 224         56          19           18
     WealthQuest III Variable Annuity - 6 yr. Ratchet            (5)         69         --           --
     WealthQuest III Variable Annuity - 3% Roll-up               (4)         --         --           --
     WealthQuest III Variable Annuity - 5% Roll-up              (181)         5          4           --
     WQ III Group Unallocated Variable Annuity                  (270)       (10)        (12)          10

------------------------------------------------------------ ------------ ---------- ----------- -------------
------------------------------------------------------------ ------------ ---------- ----------- -------------
Increase (decrease) in net assets from                            8          344         74          117
policy transactions
------------------------------------------------------------ ------------ ---------- ----------- -------------
------------------------------------------------------------ ------------ ---------- ----------- -------------

Increase (decrease) in net assets                                175         422        123          158

Net assets at the beginning of year                             1,980        529        614          214
------------------------------------------------------------ ------------ ---------- ----------- -------------
------------------------------------------------------------ ------------ ---------- ----------- -------------

Net assets at the end of year                                   2,155        951        737          372
============================================================ ============ ========== =========== =============

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          T Rowe         T Rowe     T Rowe      T Rowe
                                                             Price          Price                  Price
                                                             Equity      International Price Ltd   MidCap
                                                               Income       Stock      Term Bond     Growth
------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------
Operations
   Investment income (loss) - net                                42           7            53         (42)
   Net realized gains (losses) on investments                   272           20          (18)         80
   Net change in unrealized appreciation or depreciation
   of investments                                               610          254          (31)        654

------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------
Net increase (decrease) in net assets resulting from            924          281           4          692
operations
------------------------------------------------------------ ----------- ------------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             23           3            1           29
     Investrac Gold Variable Annuity                             3           --           --           19
     Group Unallocated Variable Annuity                         --           --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --           --          --
     WealthQuest III Variable Annuity - No Rider                134           72           9           88
     WealthQuest III Variable Annuity - 6 yr. Ratchet            28          --            5           1
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up               10          --            1           10
     WQ III Group Unallocated Variable Annuity                  910          440          492         576

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (272)         (51)        (376)       (139)
     Investrac Gold Variable Annuity                             16          --           --          (13)
     Group Unallocated Variable Annuity                         --           --           --          --
     Investrac Gold Annuitized Variable Annuity                 --           --           --          --
     WealthQuest III Variable Annuity - No Rider                269          323          (27)        (15)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            1           --           (6)         (7)
     WealthQuest III Variable Annuity - 3% Roll-up              --           --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up              (20)          5           (35)         10
     WQ III Group Unallocated Variable Annuity                 (128)          6          (140)         44

------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------
Increase (decrease) in net assets from                          974          798          (76)        603
policy transactions
------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------

Increase (decrease) in net assets                              1,898        1,079         (72)       1,295

Net assets at the beginning of year                            5,967        1,565        2,257       3,651
------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------

Net assets at the end of year                                  7,865        2,644        2,185       4,946
============================================================ =========== ============= =========== ===========

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                          Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Lazard     Lazard
                                                                          Emerging
                                                              SmAllCap     Markets
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Operations
   Investment income (loss) - net                               (13)         (2)
   Net realized gains (losses) on investments                    76          47
   Net change in unrealized appreciation or depreciation
   of investments                                                54          56

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Net increase (decrease) in net assets resulting from             117         101
operations
------------------------------------------------------------ ------------ ---------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              2           1
     Investrac Gold Variable Annuity                             --          --
     Group Unallocated Variable Annuity                          --          --
     Investrac Gold Annuitized Variable Annuity                  --          --
     WealthQuest III Variable Annuity - No Rider                 --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
     WQ III Group Unallocated Variable Annuity                   --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (223)       (89)
     Investrac Gold Variable Annuity                             --          --
     Group Unallocated Variable Annuity                          --          --
     Investrac Gold Annuitized Variable Annuity                  --          --
     WealthQuest III Variable Annuity - No Rider                 --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
     WQ III Group Unallocated Variable Annuity                   --          --

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Increase (decrease) in net assets from                          (221)       (88)
policy transactions
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Increase (decrease) in net assets                               (104)        13

Net assets at the beginning of year                             1,081        356
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Net assets at the end of year                                    977         369
============================================================ ============ ========== ============ ============

                                                                                                                         (continued)
American National Variable Annuity Separate Account
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General...American National Variable Annuity Separate Account (Separate Account) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on
     April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 67 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund,
     American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable
     Insurance Funds, Lazard Retirement Series, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe
     Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Van Eck Worldwide Insurance Trust.  The American
     National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc.
     (SM&R) which is a wholly-owned subsidiary of the Sponsor.

     There were eight new subaccounts added to the Separate Account on May 1, 2005. These subaccounts have no beginning balance on the Statement of Changes in Net Assets for the year ended December 31, 2005. Activity in these subaccounts is for the period from May 1, 2005 to December 31, 2005.

Basis of Presentation...The financial statements of the Separate Account have been prepared on an accrual basis in accordance with
     U.S. generally accepted accounting principles.

Investments...Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes...The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the
     Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates...The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period.  Operating results in the future could vary from the amounts derived from management's estimates.

(2)      SECURITY PURCHASES AND SALES

For the year ended December 31, 2005, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                     559                       60
Alger Growth Portfolio                                        566                      238
Alger Income & Growth                                         361                      303
Alger Balanced                                                 812                      457
Alger MidCap Growth                                           720                      371
Alger Leveraged AllCap                                        153                       73
Federated Capital Income                                       135                      212
Federated U.S. Government Securities                           188                      281
Federated High Income Bond                                   1,032                      484
Federated MidCap Growth Strategies                             152                      346
Federated Equity Income                                        327                      251
Federated Quality Bond                                          43                        3
Federated Kaufmann                                              16                        2
Fidelity Growth & Income                                         3                        1
Fidelity Equity Income                                         148                      366
Fidelity Growth                                                 65                      602
Fidelity High Income                                            33                       52
Fidelity Money Market                                           12                       42
Fidelity Overseas                                               30                       44
Fidelity Investment Grade Bond                                  63                      101
Fidelity Asset Manager                                          37                      194
Fidelity Index 500                                             307                    1,766
Fidelity Contrafund                                            497                      738
Fidelity Asset Manager Growth                                   51                      143
Fidelity Balanced                                               31                        1
Fidelity Growth Opportunities                                   46                      347
Fidelity Mid Cap                                               116                      238
Fidelity Aggressive Growth II                                  336                      135
Fidelity Asset Manager Growth II                                --                        3
Fidelity Contrafund II                                       2,313                      454
Fidelity Index 500 II                                        1,612                      916
Fidelity Growth Opportunities II                               390                       58
Fidelity Mid Cap II                                          2,087                      520
Fidelity Equity Income II                                       41                        1
Fidelity Investment Grade Bond II                              156                        7
Fidelity Growth & Income II                                     68                        1
Fidelity Value II                                              101                        1
Fidelity Value Strategies II                                    10                       --
Fidelity Value Leaders II                                       23                       --
AIM Dynamics                                                    24                       21
AIM Global Health Care                                         226                       85
AIM Technology                                                 149                      105
AIM Small Company Growth                                       309                      123
AIM Real Estate                                              1,245                      987
AIM Utilities                                                1,067                      224
AIM Financial Services                                         129                       81
                                                          Purchases                   Sales
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            212                      522
MFS Capital Opportunities                                      108                      254
MFS Research                                                   108                      246
MFS Investors Trust                                            210                      301
Van Eck Hard Assets                                             94                       21
Van Eck Emerging Markets                                        12                      122
AN Growth                                                      207                      800
AN Equity Income                                               984                   2,031
AN Balanced                                                  1,177                    1,175
AN Money Market                                             9,959                     7,378
AN Government Bond                                           1,130                      425
AN High Yield Bond                                            561                      246
AN Small-Cap/Mid-Cap                                          230                      284
AN International Stock                                        409                      107
T. Rowe Price Equity Income                                 3,033                    1,624
T. Rowe Price International Stock                            1,232                      375
T. Rowe Price Limited-Term Bond                             1,294                      509
T. Rowe Price Mid-Cap Growth                                1,127                    1,189
Lazard Retirement Small Cap                                   154                      247
Lazard Emerging Markets                                        119                     109
------------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $    39,149              $    29,403

(3)      POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges...Mortality risk and expense risk charges were assessed daily against the Separate Account's net asset value. This fee was assessed during 2005 on policies in both the accumulation period and the annuity period, and varied by product as follows:

         WealthQuest II Variable Annuity             1.15%

         Investrac Gold Variable Annuity             1.25%

         Investrac Gold Group Unallocated            0.85%

         Group Unallocated Variable Annuity          1.15%

         WealthQuest III Variable Annuity            1.15% (with No Riders)

         WealthQuest III Variable Annuity                     1.20% (6 year ratchet)

         WealthQuest III Variable Annuity            1.30% (3% Guaranteed Death Benefit Rider)

         WealthQuest III Variable Annuity            1.45% (5% Guaranteed Death Benefit Rider)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate Account's net asset value for the Group Unallocated Variable Annuity changed to 0.35% plus a monthly administration fee based on total contract value as follows:

         $0 - 500,000                                         0.90%

         $500,001 - 1,000,000                                 0.70%

         $1,000,001 - 3,000,000                      0.50%

         $3,000,001 - 5,000,000                      0.25%

         $5,000,001 and above                                 0%

Monthly Administrative Charges... American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders' accounts.

Surrender Charge... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue.  The surrender charge ranges from a maximum of 7% to 0%
depending upon the product and year of withdrawal.

Transfer Charge... A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges... Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging from zero to 3.5%.
American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)      FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders' account balance (see preceding note).  Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return
(all numbers are percentages):

                                    At December 31                                              For the year ended December 31,

           Units           Unit Fair Value          Net Assets       Investment *       Expense Ratio **        Total Return***

           (000s)        Lowest to Highest            (000s)          Income Ratio      Lowest to Highest       Lowest to Highest

Alger Small
Capitalization:
2005        1,547               $0.75 to 0.83        $1,273              --                1.20 to 1.55           15.08 to 16.32
2004          868                0.65 to 0.72           618              --                1.20 to 1.55           14.77 to 16.16
2003          709                0.57 to 0.62           431              --                1.20 to 1.55           40.16 to 41.81
2002          465                0.40 to 0.44           199              --                1.20 to 1.55          -27.37 to -27.11
2001          299                0.55 to 0.60           173            0.04                1.25 to 1.77          -30.37 to -27.48
Alger Growth:
2005        3,868                0.73 to 0.77          2,932           0.22                1.20 to 1.55           10.31 to 11.81
2004        3,381                0.67 to 0.69          2,299             --                1.20 to 1.55             3.87 to 5.13
2003        2,678                0.64 to 0.65          1,739             --                1.20 to 1.55           32.42 to 34.16
2002        2,033                0.48 to 0.49            986           0.05                1.20 to 1.55         -34.04 to -33.80
2001        1,656                0.73 to 0.74          1,212           0.29                1.25 to 1.77         -13.36 to -12.89
Alger Income
& Growth:
2005        1,726               $0.74 to 0.78         $1,322           1.06                1.20 to 1.55             1.85 to 3.08
2004        1,664                0.72 to 0.76          1,236           0.50                1.20 to 1.55             6.18 to 7.47
2003        1,524                0.68 to 0.71          1,056           0.30                1.20 to 1.55            27.84 to 28.96
2002        1,297                0.53 to 0.55           700            0.67                1.20 to 1.55          -32.17 to -31.93
2001        1,017                0.78 to 0.80           803            0.45                1.25 to 1.77          -15.82 to -15.37
Alger Balanced:
2005       3,151                 1.00 to 1.04          3,235           1.66                1.20 to 1.55              6.75 to 8.04
2004       2,821                 0.94 to 0.97          2,686           1.03                1.20 to 1.55              2.95 to 4.20
2003       2,427                 0.91 to 0.93          2,228           1.85                1.20 to 1.55            17.20 to 19.08
2002       1,640                 0.77 to 0.78          1,277           1.94                1.20 to 1.55          -13.66 to -13.35
2001         834                 0.89 to 0.90            749           0.72                1.25 to 1.77            -3.65 to  -3.13
Alger MidCap
Growth:
2005       2,113                 1.06 to 1.11           2,322         3.70                 1.20 to 1.55              8.14 to 9.41
2004       1,832                 0.98 to 1.02           1,841           --                 1.20 to 1.55             11.30 to 12.65
2003       1,602                 0.88 to 0.90           1,435           --                 1.20 to 1.55            45.52 to 46.84
2002       1,333                 0.60 to 0.61             811           --                 1.20 to 1.55           -30.64 to -30.37
2001         886                 0.86 to 0.88             772           --                 1.25 to 1.77             -8.16 to -7.66
Alger Leveraged
AllCap:
2005        1,177                0.64 to 0.71             821            --                1.20 to 1.55            12.69 to 13.97
2004        1,046                0.56 to 0.62             640            --                1.20 to 1.55              6.52 to 7.81
2003        1,216                0.53 to 0.58             691            --                1.20 to 1.55            32.39 to 34.22
2002          763                0.40 to 0.43             324           0.01               1.20 to 1.55          -34.94 to -34.71
2001          390                0.61 to 0.66             249            --                1.25 to 1.77           -17.40 to -16.95
Federated Capital
Income:
2005          572                0.82 to 0.86             482           4.87               1.20 to 1.55              4.58 to 5.73
2004          694                0.78 to 0.81             555           4.18               1.20 to 1.55              8.23 to 9.54
2003          706                0.72 to 0.74             519           6.15               1.20 to 1.55              18.63 to 19.76
2002          751                0.61 to 0.62             462           5.20               1.20 to 1.5             -25.13 to -24.87
2001          619                0.81 to 0.82             505           4.27               1.25 to 1.7             -14.78 to -14.75
Federated  U.S. Government
Securities:
2005          617                1.00 to 1.35             829           3.61               1.20 to 1.55              0.35 to 0.92
2004          702                1.34                     939           4.71               1.25                               2.32
2003          823                1.31                   1,075           3.85               1.25                               1.09
2002        1,418                1.29                   1,832           3.73               1.25                               7.67
2001        1,412                1.20                   1,694           3.68               1.49                               5.71
Federated  High Income
Bond:
2005        2,458                1.21 to 1.26           3,033           7.76               1.20 to 1.55                1.08 to 2.23
2004        2,174                1.19 to 1.23           2,630           7.30               1.20 to 1.55                8.76 to 10.07
2003        2,338                1.10 to 1.12           2,580           6.49               1.20 to 1.55              20.34 to 21.43
2002        2,310                0.91 to 0.92           2,105          10.02               1.20 to 1.55               -0.19 to 0.17
2001        2,605                0.91 to 0.92           2,369          10.40               1.25 to 1.77               -0.39 to 0.00
Federated MidCap
Growth Strategies:
2005        1,137              $0.81 to 1.36            $1,300            --                1.20 to 1.55             10.97 to 12.54
2004        1,256               0.73 to 1.22            1,341             --                1.20 to 1.55             13.65 to 15.03
2003        1,275               0.64 to 1.07            1,242             --                1.20 to 1.55             37.93 to 39.18
2002        1,302               0.47 to 0.78              957             --                1.20 to 1.55           -27.49 to -27.23
2001        1,381               0.64 to 1.07            1,448             --                1.25 to 1.77           -23.74 to -23.34
Federated Equity
Income:
2005        1,013               0.85 to 1.16              999            2.42               1.20 to 1.55             1.75 to 2.97
2004          952               0.84 to 1.14              913            1.81               1.20 to 1.55             11.10 to 12.45
2003          795               0.75 to 1.02              700            1.51               1.20 to 1.55             25.31 to 26.39
2002          805               0.60 to 0.81              564            2.25               1.20 to 1.55            -21.97 to -21.70
2001          965               0.77 to 1.04              942            1.84               1.25 to 1.77           -12.55 to -12.08
Federated
Quality Bond:
2005           40               1.00 to 1.01               40               --              1.20 to 1.55               0.39 to 1.20
Federated Kaufmann:
2005           13               1.20 to 1.21               16               --              1.20 to 1.55             19.83 to 20.52
Fidelity Growth
& Income:
2005           65                      0.97                62              1.58             1.40                              6.14
2004           63                      0.91                58             0.86              1.40                              4.23
2003           63                      0.87                55             1.41              1.40                              22.05
2002          123                      0.71                88             0.6               1.40                             -17.71
2001          106                      0.87                92             1.23              1.25 to 1.40                    -10.34
Fidelity Equity
Income:
2005         750                       2.61              1,955            5.28               1.40                              4.39
2004         870                       2.50              2,173            1.92               0.95 to 1.40             9.97 to 10.14
2003       1,001                       2.27              2,275            1.73               0.95 to 1.40             28.52 to 28.71
2002       1,134               1.77 to 1.90              2,004            2.37               0.95 to 1.40            -18.08 to -17.71
2001       1,343               2.16 to 2.31              2,899            1.76               0.95 to 1.40            -6.37 to -5.96
Fidelity Growth:
2005        879                2.35                      2,065            0.53               1.40                              4.33
2004       1,117               2.25                      2,514            0.28               0.95 to 1.40              1.94 to 2.09
2003       1,117               2.21                      2,468            0.27               0.95 to 1.40              31.00 to 31.20
2002       1,238               1.69 to 1.86              2,089            0.26               0.95 to 1.40             -31.06 to -30.75
2001       1,504               2.45 to 2.68              3,682            0.08               0.95 to 1                -18.73 to -18.38
Fidelity High
Income:
2005         121               1.46                        176            14.82               0.95 to 1.4              1.43 to 1.60
2004         152               1.44                        219             7.73               0.95 to 1.40             8.07 to 8.23
2003         230               1.33                        305             6.97               0.95 to 1.40            25.50 to 25.69
2002         246               1.06 to 1.14                261            11.26               0.95 to 1.40            2.01 to 2.50
2001         0                 1.04 to 1.11                312            13.40               0.95 to 1.40          -12.88 to -12.49
Fidelity Money
Market:
2005          252              $1.33                      $334              2.93              1.40                         1.61
2004          279               1.31                       364              1.13              0.95 to 1.40           -0.20 to -0.05
2003          282               1.31                       369              0.98              0.95 to 1.40            -0.41 to -0.26
2002          443               1.31 to 1.42               583              1.74              0.95 to 1.40             0.30 to 0.74
2001          502               1.31 to 1.40               658              3.07              0.95 to 1.40             2.78 to 3.25
Fidelity Overseas:
2005          404               1.82 to 1.83               734              1.02              0.95 to 1.40             17.39 to 17.57
2004          410               1.55                       635              1.18              0.95 to 1.40             12.05 to 12.22
2003          375               1.38                       518              1.47              0.95 to 1.40             41.38 to 41.59
2002          358               0.98 to 1.04               350              0.74              0.95 to 1.40            -21.38 to -20.24
2001          349               1.24 to 1.31               433              5.06              0.95 to 1.40            -22.31 to -21.11
Fidelity Investment
Grade Bond:
2005          185               1.82                       336              6.23              1.40                       0.77
2004          215               1.81                       389              7.72              0.95 to 1.40               3.00 to 3.15
2003          337               1.76                       592              5.35              0.95 to 1.40               3.74 to 3.90
2002          336               1.69 to 1.75               569              3.41              0.95 to 1.40               8.86 to 9.32
2001          278               1.55 to 1.60               432              5.78              0.95 to 1.40               6.98 to 7.45
Fidelity Asset
Manager:
2005          642               1.26 to 1.89               947              2.74              1.25 to 1.40              2.60 to 3.03
2004          759               1.22 to 1.84             1,096              2.74              1.25 to 1.40              4.00 to 4.16
2003          852               1.17 to 1.77             1,173              3.74              1.25 to 1.40            16.34 to 16.51
2002        1,156               1.01 to 1.52             1,340              4.48              1.25 to 1.40            -9.99 to -9.73
2001        1,690               1.00 to 1.69             2,143              4.31              1.35 to 1.49            -5.42 to -5.27
Fidelity
Index 500:
2005        4,871               1.28 to 2.75             8,193              1.80              0.95 to 1.40             3.37 to 3.50
2004        5,892               1.24 to 2.66             9,422              1.31              0.95 to 1.40             9.07 to 9.24
2003        6,545               1.13 to 2.44             9,523              1.51              0.95 to 1.40            26.63 to 26.82
2002        7,654               0.89 to 2.26             8,638              1.37              0.95 to 1.40          -23.31 to -23.20
2001        8,678               1.16 to 2.93            12,819              1.20              0.95 to 1.49          -13.16 to -12.95
Fidelity
Contrafund:
2005        3,388               1.76 to 3.10             7,235              0.30              0.95 to 1.40            15.31 to 15.49
2004        3,525               1.52 to 2.69             6,429              0.33              0.95 to 1.40            13.87 to 14.04
2003        3,914               1.34 to 2.36             6,172              0.48              0.95 to 1.40            26.68 to 26.87
2002        4,563               1.05 to 2.00             5,567              0.90              0.95 to 1.40          -10.56 to -10.46
2001        5,315               1.18 to 2.23             7,200              0.79              0.95 to 1.49          -13.33 to -13.09
Fidelity Asset
Manager Growth:
2005          713               1.14 to 1.68               911              2.28              0.95 to 1.40            2.45 to 2.63
2004          800               1.11 to 1.64               992              2.39              0.95 to 1.40            4.51 to 4.66
2003          907               1.06 to 1.57             1,068              3.08              0.95 to 1.40           21.62 to 21.81
2002        1,142               0.87 to 1.35             1,088              2.90              0.95 to 1.40          -16.70 to -16.56
2001        1,277               1.04 to 1.61             1,459              3.06              0.95 to 1.49           -8.58 to -8.30
Fidelity Balanced:
2005           53              $1.04                       $55              1.49              1.40                            4.29
2004           21               0.99                        21              4.88              1.40                            4.00
2003           48               0.96                        45              2.38              1.40                           16.09
2002           47               0.82                        39              3.04              1.40                            -9.97
2001           47               0.91                        43              3.31              1.35                            -3.46
Fidelity Growth
Opportunities:
2005         1,185             0.76 to 1.01              1,188              0.88              1.25 to 1.40              7.38 to 7.54
2004         1,511             0.71 to 0.94              1,405              0.56              1.25 to 1.40              5.70 to 5.86
2003         1,800             0.67 to 0.88              1,577              0.78              1.25 to 1.40            28.07 to 28.26
2002         1,823             0.52 to 0.69              1,248              1.13              1.25 to 1.40          -22.95 to -22.80
2001         2,150             0.68 to 0.89              1,909              0.39              1.35 to 1.49          -15.64 to -15.48
Fidelity Mid Cap:
2005           351             2.67                      938                1.65              1.40                            16.66
2004           402             2.29                      919                 --               1.40                            23.18
2003           448             1.86                      832                0.41              1.40                            36.71
2002           420             1.36                      570                0.98              1.40                           -11.05
2001           427             1.53                      652                  --              1.35                             -4.53
Fidelity Aggressive
Growth II:
2005           967             0.93 to 0.95              920                3.38              1.20 to 1.55              6.35 to 7.36
2004           765             0.87 to 0.89              678                  --              1.20 to 1.55              8.27 to 9.58
2003           535             0.80 to 0.81              434                  --              1.20 to 1.55            28.28 to 29.45
2002           115             0.62 to 0.63               72                  --              1.20 to 1.55          -27.76 to -27.50
2001            24             0.86                       20                  --              1.35 to 1.77          -13.87 to -13.63
Fidelity Asset
Manager II:
2005             4             1.04                        5                2.39              1.20 to 1.55                     3.42
2004             5             1.00                        5                2.47              1.20 to 1.55             3.56 to 4.81
2003             5             0.96                        4                  --              1.20 to 1.55           15.85 to 16.91
2002             5             0.82                        4                3.84              1.20 to 1.55          -10.44 to -10.12
2001             5             0.90 to 0.91                4                  --              1.35 to 1.77            -6.06 to -5.66
Fidelity
Contrafund II:
2005         5,073            1.20 to 1.26                 6,308            0.12              1.20 to 1.55            14.85 to 16.21
2004         3,400            1.05 to 1.08                 3,647            0.17              1.20 to 1.55            13.38 to 14.76
2003         2,380            0.93 to 0.94                 2,235            0.24              1.20 to 1.55            26.23 to 27.37
2002         1,608            0.73 to 0.74                1,190             0.40              1.20 to 1.55           -11.01 to -10.69
2001           512            0.82 to 0                     424             0.04              1.35 to 1.77          -14.00 to -13.64
Fidelity
Index 500 II:
2005         6,087            0.85 to 0.89                5,368             1.46              1.20 to 1.55              2.95 to 4.19
2004         5,311            0.83 to 0.85                4,506             1.00              1.20 to 1.55              8.64 to 9.96
2003         3,999            0.76 to .078               3,095              0.95              1.20 to 1.55            26.12 to 27.47
2002         2,675            0.60 to 0.61               1,629              0.93              1.20 to 1.55          -23.65 to -23.38
2001         1,425            0.79 to 0.80               1,133              0.31              1.35 to 1.77          -13.85 to -13.49
Fidelity Growth
Opportunities II:
2005         1,081           $0.81 to 0.85               $910              0.57                1.20 to 1.55             6.66 to 8.30
2004           648            0.77 to 0.78               508               0.26                1.20 to 1.55             5.24 to 6.52
2003           413            0.73 to 0.74               304               0.66                1.20 to 1.55           27.42 to 28.07
2002           241            0.57                       139               0.76                1.20 to 1.55        -23.22 to -22.95
2001           181            0.74                       134                --                 1.35 to 1.77        -16.14 to -15.78
Fidelity Mid Cap II:
2005         3,393            1.78 to 1.85             6,188               1.35                1.20 to 1.55          16.20 to 17.64
2004         2,460            1.53 to 1.57             3,830                 --                1.20 to 1.55          22.73 to 24.22
2003         1,448            1.25 to 1.27             1,825               0.18                1.20 to 1.55          36.13 to 37.36
2002           663            0.92                       610               0.55                1.20 to 1.55        -11.43 to -11.11
2001           151            1.03 to 1.04               156                --                 1.35 to 1.77             3.31 to 3.59
Fidelity Equity
Income II:
2005            37            1.09 to 1.10                41                 --                1.20 to 1.55            9.46 to 10.09
Fidelity Investment
Grade Bond II:
2005           149           1.01                       150                  --                1.20 to 1.55           0.56 to 1.13
Fidelity Growth &
Income II:
2005           61           1.11 to 1.12                 68                  --                1.20 to 1.55          10.95 to 11.85
Fidelity
Value II:
2005            97         1.10                        107                 0.61                1.20 to 1.55           9.75 to 10.00
Fidelity Value
Strategies II:
2005            9         1.18                         10                   --                1.55                           17.84
Fidelity Value
Leaders II:
2005            20         1.13                         23                 0.87                1.20 to 1.55          12.52 to 13.16
AIM Dynamics:
2005           114         0.91 to 0.93                105                   --                1.20 to 1.55            9.29 to 10.33
2004           110         0.83 to 0.85                 92                   --                1.20 to 1.55           11.59 to 12.94
2003           110         0.74 to 0.75                 82                   --                1.20 to 1.55           35.70 to 37.47
2002           165         0.55                         90                   --                1.20 to 1.55          -32.96 to -32.72
2001             5         0.81                          4                   --                1.35 to 1.77          -18.92 to -18.70
AIM Global
Health Care:
2005           722         1.08 to 1.12                803                   --                1.20 to 1.55           6.49 to 7.77
2004           579         1.01 to 1.04                599                   --                1.20 to 1.55           5.91 to 7.19
2003           544         0.96 to 0.97                527                   --                1.20 to 1.55           25.82 to 27.00
2002           294         0.76                        225                   --                1.20 to 1.55         -25.72 to -25.45
2001            99         1.02 to 1.03                102                 1.00                1.35 to 1.77          2.22 to 2.50
AIM Technology:
2005         1,156         0.55 to 0.57                654                   --                1.20 to 1.55          0.85 to 1.82
2004         1,065         0.55 to 0.56                593                   --                1.20 to 1.55          3.02 to 4.27
2003           573         0.53 to 0.54                307                   --                1.20 to 1.55         43.06 to 44.35
2002           196         0.37                         73                   --                1.20 to 1.55        -47.67 to -47.49
2001            75         0.70 to 0.71                 53                    --               1.35 to 1.77        -29.63 to -29.43
AIM Small
Company Growth:
2005           731        $0.91 to 0.94                $686                   --               1.20 to 1.55          3.83 to 4.91
2004           508         0.88 to 0.90                 455                   --               1.20 to 1.55          12.14 to 13.50
2003           243         0.78 to 0.79                 191                   --               1.20 to 1.55          31.38 to 32.68
2002           140         0.60                          83                   --               1.20 to 1.55        -32.19 to -31.95
2001           10          0.87 to 0.88                   9                   --               1.35 to 1.77         -12.76 to -12.52
AIM Real Estate:
2005           1,131       2.22 to 2.31               2,594                3.99                1.20 to 1.55          12.48 to 13.79
2004           1,032       1.97 to 2.03               2,082                2.94                1.20 to 1.55          34.48 to 36.10
2003             754       1.47 to 1.49               1,120                2.57                1.20 to 1.55          36.69 to 37.92
2002             138       1.08                         149                1.95                1.20 to 1.55            4.72 to 5.09
2001              16       1.03                          17                3.05                1.35 to 1.77            2.55 to 2.83
AIM Utilities:
2005            1,199      0.90 to 0.94                1,108               3.94                1.20 to 1.55          15.04 to 16.63
2004              263      0.79 to 0.81                  212               1.92                1.20 to 1.55          21.65 to 23.12
2003              145      0.65                           95               1.72                1.20 to 1.55          15.66 to 16.72
2002               47      0.56                           27               0.74                1.20 to 1.55         -21.56 to -21.28
2001               16       0.71                          11               1.51                1.35 to 1.77         -29.04 to -28.85
AIM Financial
Services:
2005              329      1.15 to 1.19                 389                1.39                 1.20 to 1.55          4.54 to 5.54
2004              288      1.10 to 1.12                 323                0.69                 1.20 to 1.55          7.00 to 8.30
2003              277      1.02 to 1.04                 287                 0.65                1.20 to 1.55        27.59 to 28.75
2002              149      0.81                         120                0.93                 1.20 to 1.55       -16.23 to -15.93
2001               75      0.96                          72                 0.99                1.35 to 1.77       -4.34 to -4.08
MFS
Emerging Growth:
2005            2,713      0.55 to 1.22               2,511                 --                   1.20 to 1.55         7.51 to 8.81
2004            2,882      0.51 to 1.13               2,611                 --                   1.20 to 1.55        11.22 to 12.57
2003            3,100      0.46 to 1.01               2,591                 --                   1.20 to 1.55        28.13 to 29.39
2002            2,894      0.36 to 0.79               1,957                 --                   1.20 to 1.55       -34.79 to -34.56
2001            3,058      0.55 to 1.20               3,270                 --                   1.35 to 1.77       -34.31
MFS Capital
Opportunities:
2005            1,554      0.65 to 1.16               1,511               0.74                   1.20 to 1.55       0.12 to 1.33
2004            1,665      0.65 to 1.16               1,649               0.36                   1.20 to 1.55      10.73 to 12.07
2003            1,723      0.59 to 1.04               1,583               0.22                   1.20 to 1.55      25.43 to 26.57
2002            1,935       0.47 to 0.83              1,478               0.07                   1.20 to 1.55     -30.79 to -30.53
2001            2,238     0.68 to 1.19                2,490               0.01                   1.35 to 1.77     -24.82 to -24.42
MFS Research:
2005            1,625     0.76 to 1.05                1,597                0.47                  1.20 to 1.55      6.14 to 7.42
2004            1,739     0.72 to 0.99                1,623                1.07                  1.20 to 1.55     14.06 to 15.44
2003            1,944     0.63 to 0.86                1,585                0.65                  1.20 to 1.55     22.79 to 23.90
2002            2,142     0.51 to 0.70                1,409                0.30                  1.20 to 1.55    -25.71 to -25.45
2001            2,222     0.69 to 0.94                2,021                0.01                  1.35 to 1.77      -22.35 to -22.22
MFS
Investors Trust:
2005            2,111    $0.90 to 1.00               $2,031                0.54                  1.20 to 1.55         5.66 to 6.94
2004            2,187     0.85 to 0.95                1,992                0.61                  1.20 to 1.55         9.64 to 10.97
2003            2,233     0.77 to 0.86                1,858                0.64                  1.20 to 1.55        20.27 to 21.36
2002            2,038     0.64 to 0.71               1,435                 0.56                  1.20 to 1.55       -22.19 to -21.92
2001            2,215     0.83 to 0.91                2,011                0.56                  1.35 to 1.77      -17.43 to -16.99
Van Eck
Hard Assets:
2005               79     2.08                         164                 0.16                  1.25                       49.79
2004               32     1.39                          45                   --                  1.25                       22.43
2003               36     1.14                          41                0.97                   1.25                        43.28
2002              196     0.79                         155                 0.48                  1.25                        -4.01
2001              207     0.83                         171                 0.98                  1.25                       -11.55
Van Eck
Emerging Markets:
2005             373      1.79                         668                 0.80                  1.25                        30.36
2004             443      1.37                         607                 0.54                  1.25                        24.32
2003             492      1.10                         543                 0.11                  1.25                        52.27
2002             569      0.72                         413                 0.21                  1.25                        -4.11
2001             733      0.76                         554                   --                  1.25                        -3.02
AN Growth:
2005           2,446      0.76 to 1.76                 2,959               1.04                  0.95 to 1.55          1.73 to 2.77
2004           2,850      0.75 to 1.73                 3,499               1.20                  0.95 to 1.55          5.80 to 7.08
2003           2,663      0.71 to 1.63                 3,334               0.80                  0.95 to 1.55          25.12 to 26.26
2002           2,956      0.56 to 1.49                 3,071               0.55                  0.95 to 1.55        -28.74 to -28.49
2001           3,373      0.78 to 2.08                 4,975               1.00                  0.95 to 1.77        -17.58 to -17.49
AN Equity Income:
2005           5,467      1.01 to 2.54                 8,734               3.68                  0.95 to 1.55          0.71 to 1.92
2004           6,139      1.00 to 2.51                 9,939               1.70                  0.95 to 1.55          7.63 to 8.93
2003           6,103      0.93 to 2.33                 9,429               1.41                  0.95 to 1.55         22.81 to 23.93
2002           6,214      0.76 to 2.03                 8,194               1.45                  0.95 to 1.55       -15.48 to -15.17
2001           6,931      0.90 to 2.39                 11,037              3.72                  0.95 to 1.77        -14.79 to -13.45
AN Balanced:
2005           3,394     1.04 to 1.97                  4,255               3.82                  0.95 to 1.55         -1.08 to 0.11
2004           3,401     1.05 to 1.99                  4,397               3.26                  0.95 to 1.55           4.40 to 5.66
2003           2,898     1.00 to 1.90                  3,748               2.31                  0.95 to 1.55         18.20 to 18.92
2002           2,810     0.85 to 1.64                  3,279               3.69                  0.95 to 1.55        -8.09 to -7.76
2001           3,157     0.92 to 1.78                 4,060                3.28                  0.95 to 1.77        -6.52 to -6.26
AN Money Market:
2005           8,425     1.02 to 1.23                  8,950               2.65                  1.20 to 1.55          1.03 to 2.28
2004           6,072     1.00 to 1.21                  6,369               0.74                  1.20 to 1.55         -0.78 to -0.43
2003           7,593     1.01 to 1.11                  7,958               0.57                  1.20 to 1.55         -1.01 to -0.11
2002          10,749     1.02 to 1.23                 11,344               0.95                  1.20 to 1.55         -0.58 to -0.23
2001           9,383     1.03 to 1.24                  9,942               2.33                  1.25 to 1.77          1.27 to 1.42
AN Government Bond:
2005           2,321    $1.17 to 1.24                 $2,829               3.60                  1.20 to 1.55           0.71 to 1.92
2004           1,794     1.16 to 1.22                  2,155               2.74                  1.20 to 1.55           0.16 to 1.37
2003           1,786     1.15 to 1.20                  2,119               7.10                  1.20 to 1.55           0.40 to 1.61
2002           1,006     1.15 to 1.18                  1,180               6.86                  1.20 to 1.55           6.53 to 6.91
2001             168     1.07 to 1.11                    184              26.18                  1.25 to 1.77           5.42 to 6.00
AN High Yield Bond:
2005             992     1.16 to 1.21                 1,176                6.04                  1.20 to 1.55        -3.85 to -2.69
2004             776     1.20 to 1.24                  951                 6.67                  1.20 to 1.55         9.89 to 11.22
2003             477     1.09 to 1.12                  529                 8.65                  1.20 to 1.55         16.65 to 18.09
2002             185     0.94 to 0.96                  175                 8.40                  1.20 to 1.55        -4.31 to -3.95
2001             159     0.98 to 1.00                  157                14.23                  1.25 to 1.77        -1.29 to -0.73
AN Small-Cap/Mid-Cap:
2005           2,801     0.24 to 0.26                  716                   --                  1.20 to 1.55           2.40 to 3.50
2004           3,038     0.23 to 0.25                  737                   --                  1.20 to 1.55           6.67 to 7.96
2003           2,745     0.22 to 0.23                  614                   --                  1.20 to 1.55         79.22 to 83.43
2002             942     0.12 to 0.13                  118                   --                  1.20 to 1.55       -57.34 to -57.20
2001             370     0.28 to 0.30                  105                   --                  1.35 to 1.77       -55.34 to -55.16
AN International Stock:
2005             820     0.81 to 1.05                  715                 1.56                  1.20 to 1.55          5.16 to 7.56
2004             440     0.77 to 0.99                  372                 0.99                  1.20 to 1.55        12.76 to 14.12
2003             274     0.68 to 0.88                  214                 1.22                  1.20 to 1.55         33.59 to 36.04
2002             186     0.51 to 0.66                  108                 1.43                  1.20 to 1.55       -20.55 to -20.04
2001              45     0.64 to 0.82                   30                 0.81                  1.35 to 1.77       -24.60 to -24.28
T. Rowe Price Equity Income:
2005           6,526     1.30 to 1.53                9,066                  6.52                 1.20 to 1.55           2.32 to 3.58
2004           5,776     1.27 to 1.49                7,865                  3.99                 1.20 to 1.55         13.15 to 14.52
2003           4,925     1.12 to 1.32                5,967                  1.62                 1.20 to 1.55         23.57 to 24.69
2002           4,234     0.90 to 1.06                4,217                  1.90                 1.20 to 1.55       -14.48 to -14.17
2001           3,273     1.05 to 1.24                3,939                  2.36                 1.25 to 1.77         -1.53 to -0.21
T. Rowe Price International Stock:
2005           4,177     0.87 to 1.25                3,965                  2.14                 1.20 to 1.55         14.25 to 15.41
2004           3,091     0.76 to 1.09               2,644                   1.29                 1.20 to 1.55         12.02 to 13.37
2003           1,939     0.68 to 0.97                1,565                  1.37                 1.20 to 1.55         28.52 to 29.69
2002           1,618     0.53 to 0.75                1,069                  1.10                 1.20 to 1.55       -19.57 to -19.28
2001           1,207     0.65 to 0.93                1,087                  1.78                 1.25 to 1.77       -23.58 to -23.17
T. Rowe Price Limited-Term Bond:
2005           2,394     1.16 to 1.30                2,925                  3.59                 1.20 to 1.55           0.18 to 1.47
2004           1,789     1.16 to 1.29               2,185                   3.24                 1.20 to 1.55          -0.47 to 0.73
2003           1,829     1.17 to 1.30                2,257                  4.02                 1.20 to 1.55          2.67 to 3.53
2002           1,531    1.14 to 1.26                 1,876                  4.88                 1.20 to 1.55           3.75 to 4.22
2001           1,066    1.10 to 1.21                 1,276                  5.92                 1.25 to 1.77           6.50 to 7.08
T. Rowe Price Mid-Cap Growth:
2005           3,156    $1.36 to 2.17               $5,278                  5.64                  1.20 to 1.55        12.97 to 14.21
2004           3,305     1.20 to 1.91                4,946                    --                  1.20 to 1.55        16.52 to 17.93
2003           2,726     1.03 to 1.64                3,651                    --                  1.20 to 1.55        36.26 to 37.50
2002           2,183     0.76 to 1.20                2,271                    --                  1.20 to 1.55      -22.48 to -22.20
2001           2,073     0.98 to 1.54                2,920                    --                  1.35 to 1.77       -2.66 to -2.25
Lazard Retirement Small Cap:
2005             472     1.81                          852                  7.08                  1.25                         2.70
2004             556     1.76                          977                    --                  1.25                         13.46
2003             698     1.55                        1,081                    --                  1.25                         35.52
2002             760     1.14                          869                  0.43                  1.25                        -18.67
2001             787     1.41                        1,106                  0.31                  1.25                        17.18
Lazard Retirement Emerging Markets:
2005             233     2.16                          504                  3.47                  1.25                         39.03
2004             237     1.55                          369                  0.72                  1.25                         28.96
2003             295     1.21                          356                   0.06                 1.25                        51.04
2002             281     0.80                          224                  0.51                  1.25                        -2.65
2001             407     0.82                          334                  0.43                  1.25                        -6.23
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units;
inclusion of these expenses in the calculation would result in a reduction in the total return presented.  As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.

INDEPENDENT AUDITORS' REPORT

TO THE STOCKHOLDERS AND
BOARD OF DIRECTORS OF
AMERICAN NATIONAL INSURANCE COMPANY:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of
December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National
Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 13, 2006

Houston, Texas

CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
Premiums:
Life.............................................................      $   333,496      $  337,498        $  336,747
Annuity..........................................................           64,660          35,429            24,520
Accident and health..............................................          338,437         350,939           405,039
Property and casualty............................................        1,248,153       1,182,310         1,030,899
Other policy revenues.............................................          131,309         123,253           112,787
Net investment income.............................................          788,523         739,321           631,385
Realized gains on investments.....................................           85,077          54,404            32,866
Other income......................................................           55,819          56,182            54,473
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total revenues..................................................        3,045,474       2,879,336         2,628,716
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES Death and other benefits:
Life.............................................................          247,557         242,866           248,686
Annuity..........................................................          112,523          92,340            57,224
Accident and health..............................................          249,877         253,877           288,902
Property and casualty............................................          947,438         817,606           778,127
Increase (decrease) in liability for future policy benefits:
Life.............................................................           22,683          33,867            31,693
Annuity..........................................................           (25,269)          (32,617)         (18,596)
Accident and health..............................................            (7,307)           (2,062)         3,088
Interest credited to policy account balances......................          292,074         296,319           257,510
Commissions for acquiring and servicing policies..................          437,614         450,451           489,839
Other operating costs and expenses................................          373,299         356,163           355,971
Taxes, licenses and fees..........................................           59,798          59,470            55,913
Increase in deferred policy acquisition costs.....................           (25,066)          (71,135)        (197,559)
Minority interest and participating policyholders share of operations        23,146          13,524            10,520
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses.....................................        2,708,367       2,510,669         2,361,318
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income from operations before equity in earnings of
unconsolidated affiliates and federal income taxes.............          337,107         368,667           267,398
Equity in earnings of unconsolidated affiliates...................            5,762           6,339             4,327
Income from operations before federal income taxes................          342,869         375,006           271,725
Provision (benefit) for federal income taxes:
Current..........................................................          114,772         138,074            94,792
Deferred.........................................................            (7,782)          (18,661)          (5,232)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income.........................................................      $   235,879      $  255,593        $  182,165
============================================================================================================================
============================================================================================================================
Net income per common share - basic................................      $      8.91      $     9.65        $     6.88
============================================================================================================================
============================================================================================================================
Net income per common share - diluted..............................      $      8.87      $     9.63        $     6.87
============================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                  December 31,
                                                                                            2005               2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, other than investments in unconsolidated affiliates Debt securities:
Bonds held-to-maturity, at amortized cost....................................      $   7,215,825       $   7,770,976
Bonds available-for-sale, at market..........................................          3,479,761           2,314,395
Marketable equity securities, at market:
Preferred stocks.............................................................             52,062              42,464
Common stocks................................................................          1,067,059           1,052,436
Mortgage loans on real estate.................................................          1,243,543           1,139,014
Policy loans..................................................................            333,967             335,865
Investment real estate, net of accumulated depreciation of $134,763 and $143,112          548,960             562,370
Short-term investments........................................................            155,622              48,836
Other invested assets.........................................................            159,804              99,011
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments............................................................         14,256,603          13,365,367
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cash...........................................................................             59,427             112,558
Investments in unconsolidated affiliates.......................................             69,998              69,319
Accrued investment income......................................................            185,810             182,825
Reinsurance ceded receivables..................................................            493,935             489,474
Prepaid reinsurance premiums...................................................             76,515             119,247
Premiums due and other receivables.............................................            279,070             250,886
Deferred policy acquisition costs..............................................          1,182,713           1,133,031
Property and equipment, net....................................................             90,790              88,087
Other assets...................................................................            278,827             296,002
Separate account assets........................................................            543,193             464,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total assets.................................................................      $  17,516,881       $  16,570,827
============================================================================================================================
============================================================================================================================
LIABILITIES
Policyholder funds
Future policy benefits:
Life.........................................................................      $   2,303,375       $   2,281,050
Annuity......................................................................            469,822             388,783
Accident and health..........................................................            108,282             115,771
Policy account balances........................................................          7,457,057           7,009,002
Policy and contract claims.....................................................          1,390,178           1,305,218
Participating policyholder share...............................................            157,762             150,810
Other policyholder funds.......................................................            989,229             960,941
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total policyholder liabilities...............................................         12,875,705          12,211,575
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Current federal income taxes...................................................             20,276               (6,795)
Deferred federal income taxes..................................................             52,584             101,521
Notes payable..................................................................            139,034             128,503
Other liabilities..............................................................            505,810             380,164
Minority interests in subsidiaries.............................................              2,232               (3,930)
Separate account liabilities...................................................            543,193             464,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total liabilities............................................................         14,138,834          13,275,069
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
Capital stock..................................................................             30,832              30,832
Additional paid-in capital.....................................................             17,658               9,974
Accumulated other comprehensive income.........................................            139,024             214,755
Retained earnings..............................................................          3,305,523           3,149,156
Treasury stock, at cost........................................................              (99,544)          (100,683)
Unamortized restricted stock...................................................              (15,446)            (8,276)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total stockholders' equity......................................................          3,378,047           3,295,758
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholders' equity                                            $  17,516,881       $  16,570,827
============================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance at beginning and end of year...........................       $   30,832       $    30,832       $   30,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
Balance at beginning of year......................................            9,974             7,841            7,841
Issuance of treasury shares as restricted stock...................            7,684             2,133                --
Balance at end of year.........................................           17,658             9,974            7,841
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of year......................................          214,755           208,712           74,668
Change in unrealized gains on marketable securities, net..........            (66,956)          6,612          133,500
Foreign exchange adjustments......................................                87                (33)            (248)
Change in fair value of interest rate swap........................                --                 --            1,221
Minimum pension liability adjustment..............................             (8,862)             (536)            (429)
Balance at end of year.........................................          139,024           214,755          208,712
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance at beginning of year......................................        3,149,156         2,972,498        2,869,259
Net income........................................................          235,879           255,593          182,165
Cash dividends to common stockholders ($2.97, $2.96, $2.96 per share)         (79,315)          (78,848)         (78,839)
Cash dividends to minority stockholders of subsidiaries...........                (37)              (87)             (87)
Redemption premium on subsidiary preferred stock..................               (160)              --                 --
Balance at end of year.........................................        3,305,523         3,149,156        2,972,498
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TREASURY STOCK
Balance at beginning of year......................................           (100,683)          (99,097)         (99,097)
Net issuance of restricted stock..................................            1,139              (1,586)              --
Balance at end of year.........................................            (99,544)         (100,683)         (99,097)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED STOCK
Balance at beginning of year......................................             (8,276)           (8,764)          (9,774)
Net issuance of restricted stock..................................             (8,823)             (546)             --
Amortization of restrictions......................................            1,653             1,034            1,010
Balance at end of year.........................................            (15,446)           (8,276)          (8,764)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
Balance at end of year.........................................       $3,378,047       $ 3,295,758       $3,112,022
============================================================================================================================
============================================================================================================================

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                              2005             2004              2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income........................................................       $  235,879       $   255,593       $  182,165
Other comprehensive income
Change in unrealized gains on marketable securities, net.........            (66,956)          6,612          133,500
Foreign exchange adjustments.....................................                87                (33)            (248)
Change in fair value of interest rate swap.......................                --                 --            1,221
Minimum pension liability adjustment.............................             (8,862)             (536)            (429)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total...........................................................            (75,731)          6,043          134,044
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Comprehensive income..............................................       $  160,148       $   261,636       $  316,209
============================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOW
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income........................................................   $       235,879    $      255,593   $       182,165
Adjustments to reconcile net income to net cash provided by
operating activities:
Increase in liabilities for policyholders' funds.................           216,075           155,738           151,566
Decrease in reinsurance ceded receivable.........................              4,461           68,192            88,577
Charges to policy account balances...............................            (130,219)         (108,643)        (137,821)
Interest credited to policy account balances.....................           292,074           296,319           257,510
Deferral of policy acquisition costs.............................            (424,550)         (421,352)        (459,964)
Amortization of deferred policy acquisition costs................           399,481           354,279           257,498
Deferred federal income tax benefit..............................              (7,782)          (16,792)          (5,232)
Depreciation.....................................................            15,046            34,969            25,842
Accrual and amortization of discounts and premiums...............             6,063             6,777             (6,177)
Gain from sale or disposal of investments, net...................             (85,077)          (54,404)         (35,375)
Equity in earnings of unconsolidated affiliates..................              (5,762)           (6,339)          (4,327)
Decrease (increase) in premiums receivable.......................             (28,184)          6,142             6,472
Increase in accrued investment income............................              (2,985)          (14,694)         (32,163)
Capitalization of interest on policy and mortgage loans..........              8,253            6,594            (17,084)
Other changes, net...............................................             (45,713)        105,868           105,047
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities.......................           447,060           668,247           376,534
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
Proceeds from sale or maturity of investments:
Bonds............................................................         1,317,935           813,248           824,372
Stocks...........................................................           242,015           229,203           263,032
Real estate......................................................            67,155            17,306            22,655
Other invested assets............................................            69,266           144,424            64,157
Principal payments received on:
Mortgage loans...................................................           207,065           226,087           192,422
Policy loans.....................................................            11,039             8,059            38,965
Purchases of investments:
Bonds............................................................          (1,843,744)       (2,074,345)      (3,619,592)
Stocks...........................................................            (215,231)         (297,687)        (228,178)
Real estate......................................................             (15,686)          (11,788)        (186,280)
Mortgage loans...................................................            (311,768)         (360,958)        (168,941)
Policy loans.....................................................             (19,278)          (19,254)         (28,706)
Other invested assets............................................            (101,180)         (117,399)          (9,071)
Increase (decrease) in short-term investments, net................            (106,786)         61,859           324,768
Increase (decrease) in investment in unconsolidated affiliates, net                (679)          7,787             (9,937)
Increase in property and equipment, net...........................             (17,730)          (22,961)         (14,391)
--------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net cash used in investing activities...........................            (717,607)       (1,396,419)      (2,534,725)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITES
Policyholders' deposits to policy account balances................         1,211,864         1,553,930         2,638,617
Policyholders' withdrawals from policy account balances...........            (925,664)         (747,339)        (315,515)
Increase (decrease) in notes payable..............................            10,531             9,459           (182,896)
Dividends to stockholders.........................................             (79,315)          (78,935)         (78,926)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities.......................           217,416           737,115         2,061,280
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH....................................             (53,131)          8,943            (96,911)
Cash:
Beginning of the year............................................           112,558           103,615           200,526
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
End of the year..................................................   $        59,427   $       112,558   $       103,615
============================================================================================================================

See accompanying notes to consolidated financial statements.

1     NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries
(collectively "American National") operate primarily in the insurance industry.
Operating on a multiple product line basis, American National offers a broad line of insurance coverages, including individual and group life, health and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (96%) of revenues is generated by the insurance business. Business is conducted in all states and the District of
Columbia, as well as Puerto Rico, Guam and American Samoa. Through a subsidiary,
American National also conducts business in Mexico. Various distribution systems are utilized, including home service, multiple line, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
The consolidated financial statements include the accounts of American National
Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of
Generally Accepted Accounting Principles as defined in the United States of
America (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note
15.)

Certain reclassifications have been made to the 2004 and 2003 financial information to conform to the 2005 presentation.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES
Accounting and reporting for nontraditional insurance products
In July of 2003, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 03-1, "Accounting and Reporting by Insurance Enterprises
for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."
This SOP provides guidance for insurance companies in the accounting and reporting of interest-sensitive insurance products and separate accounts. The new guidance is effective for financial statements for fiscal years beginning after December 15, 2003. American National adopted SOP 03-1 on January 1, 2004.
The adoption of this statement did not have a material effect on American
National's financial statements.

Consolidation of variable interest entities
In December of 2003, the FASB issued Interpretation No. 46, "Consolidation of
Variable Interest Entities." This interpretation addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. American National determined that it has no significant variable interest entities to which this interpretation would apply.

Pension disclosures
FAS No. 132 (revised), "Employers' Disclosures about Pensions and Other
Postretirement Benefits" was issued in December of 2003. This statement revises employers' disclosures about pension plans and other postretirement benefits, but does not change the measurement or recognition of those plans. The statement retains the existing disclosures and requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans. The new disclosure requirements are effective for financial statements for periods ending after
December 15, 2003, and are included in the notes to these consolidated financial statements.

Additional disclosures on securities
At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the
FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. On November 3, 2005 FASB Staff Position 115-1 provided further guidance on the application of the unrealized loss disclosures.
The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These disclosures are included in Note 3 to these consolidated financial statements.

Stock-based compensation
FAS No. 123 (revised), "Share-Based Payment" was issued in December of 2004.
This statement revises the original requirements of FAS No. 123, "Accounting for
Stock Based Compensation" to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first fiscal year after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No. 123 was issued in 1995, and the adoption of the revision did not have a material impact on American National's financial statements.

INVESTMENTS
Marketable securities
Debt securities: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity. Bonds held as available-for-sale are carried at market.

Preferred stocks: All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks: All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains: For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Impairments: All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that
American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans
Policy loans are carried at cost.

Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances
Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2005 and 2004, was immaterial.

CASH AND CASH EQUIVALENTS
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT
These assets consist of buildings occupied by the companies, electronic data processing equipment and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies'
experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due.
Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation.
Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2005. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES
A portion of the life insurance portfolio is written on a participating basis.
Participating business comprised approximately 7.6% of the life insurance in force at December 31, 2005 and 5.0% of life premiums in 2005. Of the total participating business, 65.9% was written by Farm Family Life Insurance Company
(Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force.
Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2005. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

STOCK-BASED COMPENSATION
American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American
National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

3    INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2005:                            Amortized    Gross Unrealized Gains  Gross Unrealized  Estimated Market Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES:
Bonds held-to-maturity:
U. S. Government and agencies              $  243,968       $          296        $     (5,569)       $      238,695
States and political subdivisions             221,764                5,031                (1,634)            225,161
Foreign governments                             5,952                  772                    --                6,724
Public utilities                              567,666               12,118                (4,128)            575,656
All other corporate bonds                   5,415,436              116,662               (71,231)          5,460,867
Mortgage-backed securities                    761,039                4,454               (11,467)            754,026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total bonds held-to-maturity               7,215,825                 139,333            (94,029)          7,261,129
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
U. S. Government and agencies                  64,337                  389                  (499)             64,227
States and political subdivisions             244,637                2,349                (2,567)            244,419
Foreign governments                               821                    --                   (30)                791
Public utilities                              344,729               14,064                (1,087)            357,706
All other corporate bonds                   2,390,053               27,798               (34,368)          2,383,483
Mortgage-backed securities                    437,973                  918                (9,756)            429,135
Total bonds available-for-sale             3,482,550               45,518               (48,307)          3,479,761
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total debt securities                    10,698,375                 184,851           (142,336)         10,740,890
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES:
Preferred stock                              51,205                2,173                (1,316)             52,062
Common stock                                  820,130              274,644               (27,715)          1,067,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities              871,335                 276,817            (29,031)          1,119,121
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities              $11,569,710     $       461,668        $   (171,367)       $   11,860,011
============================================================================================================================
============================================================================================================================

December 31, 2004:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES:
Bonds held-to-maturity:
U. S. Government and agencies              $  242,260       $        2,440        $     (4,037)       $      240,663
States and political subdivisions             240,399                9,428                  (786)            249,041
Foreign governments                            11,727                   89                   --                11,816
Public utilities                              772,998               32,791                  (960)            804,829
All other corporate bonds                   5,683,381              247,858               (31,666)          5,899,573
Mortgage-backed securities                    820,211                9,002                (5,188)            824,025
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total bonds held-to-maturity               7,770,976                 301,608            (42,637)          8,029,947
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
U. S. Government and agencies                  12,588                  424                   (27)             12,985
States and political subdivisions              91,650                4,309                   (98)             95,861
Foreign governments                             4,679                    --                   (10)              4,669
Public utilities                              380,190               25,619                  (226)            405,583
All other corporate bonds                   1,649,971               51,323                (7,352)          1,693,942
Mortgage-backed securities                     98,798                3,030                  (473)            101,355
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total bonds available-for-sale             2,237,876               84,705                (8,186)          2,314,395
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total debt securities                    10,008,852                 386,313            (50,823)         10,344,342
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES:
Preferred stock                                43,355                1,372                (2,263)             42,464
Common stock                                  752,754              316,254               (16,572)          1,052,436
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities              796,109                 317,626            (18,835)          1,094,900
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities              $10,804,961      $      703,939        $    (69,658)       $   11,439,242
============================================================================================================================

DEBT SECURITIES
The amortized cost and estimated market value, by contractual maturity, of debt securities at December 31, 2005, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

----------------------------------------------------------------------------------------------------------------------------
                                                           Bonds Held-to-Maturity            Bonds Available-for-Sale
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         Amortized         Estimated        Amortized         Estimated
                                                                            Market                             Market
                                                            Cost             Value             Cost             Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due in one year or less..........................       $  385,804       $ 388,109        $ 221,971          $  230,342
Due after one year through five years............           1,048,114        1,077,167           585,663          592,144
Due after five years through ten years...........           4,248,062        4,271,695         1,973,680        1,954,324
Due after ten years..............................             766,482          763,994           253,300          263,677
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            6,448,462        6,500,965         3,034,614        3,040,487
Without single maturity date.....................             767,363          760,164           447,936          439,274
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        $7,215,825        $7,261,129       $3,482,550        $3,479,761
============================================================================================================================

Available-for-sale securities are sold throughout the year for various reasons.
Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from sales of available-for-sale securities..............       $308,763         $221,520          $227,140
Gross gains realized.............................................           67,384            62,474           60,499
Gross losses realized............................................            4,408             2,795            1,167
Proceeds from bonds called or otherwise redeemed by the issuer....       $1,251,187       $696,082          $632,642
Gross gains realized.............................................            7,255             3,982            4,622
Gross losses realized............................................              420               640              678
============================================================================================================================

In 2005, securities with an amortized cost of $28,014,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. At the time of the transfer, no unrealized gain or loss was recognized.

In 2004, securities with an amortized cost of $11,673,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $349,000 was established at the time of the transfer. Additionally in 2004, held-to-maturity securities with an amortized cost of $11,751,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $11,766,000, with net realized gains of $15,000.

In 2003, securities with an amortized cost of $25,313,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized gain of $1,520,000 was established at the time of the transfer. Additionally in 2003, held-to-maturity securities with an amortized cost of $81,861,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $88,097,000, with net realized gains of $6,236,000.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES
Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $87,714,000,
$121,817,000 and $116,971,000 for 2005, 2004 and 2003, respectively.

The change in the net unrealized gains on investments for the years ended
December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                           2005              2004               2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale..........................................     $(79,308)         $(7,616)           $ 30,290
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks..................................................        1,748              (1,358)             483
Common stocks.....................................................       (52,753)          30,898            192,369
Index options.....................................................           75                 (38)               (37)
Amortization of deferred policy acquisition costs.................       24,546              (7,171)           (11,008)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                        (105,692)          14,715            212,097
Provision for federal income taxes...............................       36,892              (4,846)           (74,228)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                       $(68,800)         $  9,869           $137,869
Change in unrealized gains of investments
attributable to participating policyholders' interest............        1,844              (3,257)            (4,369)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total............................................................     $(66,956)         $  6,612           $133,500
=============================================================================================================================

Gross unrealized losses on investment securities and the market value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, for the year ended December 31, 2005, are summarized as follows (in thousands):

-------------------------------------------------------------------------------------------------------------------------------
                                              Less than 12 months          12 Months or more                 Total
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                           Unrealized      Market      Unrealized      Market      Unrealized       Market
                                             Losses         Value        Losses        Value         Losses         Value
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Bonds held-to-maturity:
U. S. Government and agencies..........   $     300    $40,737          $5,269     $177,598       $5,569       $218,335
States and political subdivisions......          273           32,511      1,361          28,078         1,634         60,589
Public utilities.......................        1,831          132,605      2,297          48,128         4,128        180,733
All other corporate bonds..............       19,800        1,146,808     51,431       1,310,487        71,231      2,457,295
Mortgage-backed securities.............        4,596          314,045      6,871         233,827        11,467        547,872
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total held-to-maturity................       26,800        1,666,706     67,229       1,798,118        94,029      3,464,824
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
U. S. Government and agencies..........          496           57,060          3             197           499         57,257
States and political subdivisions......        2,399          153,814        168           9,600         2,567        163,414
Foreign governments....................            --                --         30             791            30            791
Public utilities.......................          796           66,893        291          28,215         1,087         95,108
All other corporate bonds..............       22,016        1,174,471     12,352         406,994        34,368      1,581,465
Mortgage-backed securities.............        9,118          362,019        638          28,802         9,756        390,821
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total available-for-sale..............       34,825        1,814,257     13,482         474,599        48,307      2,288,856
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total debt securities................       61,625        3,480,963     80,711       2,272,717       142,336      5,753,680
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
Preferred stock........................        1,316           19,933          --               --         1,316         19,933
Common stock...........................       27,020          220,304        695           2,355        27,715        222,659
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities....       28,336          240,237        695           2,355        29,031        242,592
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total investments in securities......    $89,961     $3,721,200       $81,406    $2,275,072     $171,367      $5,996,272
-------------------------------------------------------------------------------------------------------------------------------

American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds has deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American
National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where market value is less than 80% of book value for nine consecutive months or more.
All securities that have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American
National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of
December 31, 2005, mortgage loans have fixed rates from 5.15% to 10.375% and variable rates from 5.21% to 9.03%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,243,543,000 and $1,139,014,000 at December 31, 2005
and 2004, respectively. Problem loans, on which valuation allowances were established, totaled $9,877,000 and $9,855,000 at December 31, 2005 and 2004,
respectively. The valuation allowances on those loans totaled $1,053,000 at both
December 31, 2005 and 2004.

POLICY LOANS
All of American National's policy loans carried interest rates ranging from
4.50% to 8.00% at December 31, 2005.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                      Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                               2005         2004          2003          2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds.................................    $ 590,117     $ 562,287    $ 455,590       $(8,737)      $   227      $21,345
Preferred stocks......................        3,107         2,879        2,971           110           100          531
Common stocks.........................       23,457        25,909       22,270        64,805        56,031       15,562
Mortgage loans........................       91,245        72,609       86,297             0         (1,016)       (2,720)
Real estate...........................      107,725       113,429       96,533         9,510         6,156        1,657
Other invested assets.................       72,868        57,974       53,948        17,480           471        (10,206)
Investment in unconsolidated affiliates            --             --            --            --            37            --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            888,519       835,087      717,609        83,168        62,006       26,169
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment expenses...................        (99,996)     (95,766)      (86,224)           --             --            --
Decrease (increase) in valuation                   --             --            --        1,909         (7,602)      6,697
allowances............................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                          $ 788,523     $ 739,321    $ 631,385       $85,077       $54,404      $32,866
=============================================================================================================================

Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $13,633,000 in 2005, $6,678,000 in 2004 and $32,074,000 in
2003.

4     CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS:
Management believes American National's bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December
31 is summarized as follows:

------------------------------------
                     2005      2004
------------------------------------
------------------------------------
AAA........           18%       15%
AA.........            6%        5%
A..........           43%       45%
BBB........           28%       31%
BB.........            2%        2%
Below BB...            3%        2%
------------------------------------
------------------------------------
                     100%      100%
====================================

COMMON STOCK:
American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

------------------------------------------------------------------------
                                          2005              2004
------------------------------------------------------------------------
------------------------------------------------------------------------
Materials......................              3%                3%
Industrials....................             10%               10%
Consumer goods.................             19%               19%
Energy and utilities...........             11%               10%
Financials.....................             26%               28%
Information technology.........             11%               11%
Health care....................             10%                9%
Communications.................              4%                4%
Mutual funds...................              6%                6%
------------------------------------------------------------------------
------------------------------------------------------------------------
                                           100%              100%
========================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at
December 31 are summarized as follows:

-------------------------------------------------------------------------------------------------------------
                                               Mortgage Loans                   Investment Real Estate
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                          2005               2004               2005             2004
 Office buildings..............             27%                24%                22%              17%
 Shopping centers..............             34%                39%                24%              24%
 Commercial....................              3%                 3%                 2%               5%
 Hotels/Motels.................             15%                13%                 3%               4%
 Industrial....................             15%                14%                47%              46%
 Other.........................              6%                 7%                 2%               4%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           100%               100%               100%             100%
=============================================================================================================

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

-----------------------------------------------------------------------------------------------------------
                                             Mortgage Loans                  Investment Real Estate
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                          2005             2004              2005              2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
New England....................              8%               7%                1%                1%
Middle Atlantic................             11%              12%                0%                0%
East North Central.............             12%              12%                9%               11%
West North Central.............              2%               2%                5%                5%
South Atlantic.................             13%              16%               22%               22%
East South Central.............              4%               4%               12%               11%
West South Central.............             29%              30%               46%               45%
Mountain.......................              6%               5%                3%                3%
Pacific........................             15%              12%                2%                2%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                           100%             100%              100%              100%
===========================================================================================================

5     FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value.
Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES:
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans.
Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:
The carrying amount for policy loans approximates their fair value, because the policy loans cannot be separated from the policy contract.

SHORT-TERM INVESTMENTS:
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS:
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

NOTES PAYABLE:
The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS:
American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31, 2005 or 2004.

VALUES:
The carrying amounts and estimated fair values of financial instruments at
December 31 are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                    2005                                2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                      Carrying Amount      Estimated     Carrying Amount      Estimated
                                                                          Fair Value                          Fair Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS:
 Bonds:
 Held-to-maturity................................        $7,215,825     $7,261,129        $7,770,976      $8,029,947
 Available-for-sale..............................          3,479,761       3,479,761          2,314,395        2,314,395
 Preferred stock.................................             52,062          52,062             42,464           42,464
 Common stock....................................          1,067,059       1,067,059          1,052,436        1,052,436
 Mortgage loans on real estate...................          1,243,543       1,268,875          1,139,014        1,212,127
 Policy loans....................................            333,967         333,967            335,865          335,865
 Short-term investments..........................            155,622         155,622             48,836           48,836
FINANCIAL LIABILITIES:
 Investment contracts............................          5,750,391       5,750,391          5,368,147        5,368,147
 Notes payable...................................            139,034         139,034            128,503          128,503
-----------------------------------------------------------------------------------------------------------------------------

6     DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31,
2005, 2004 and 2003 are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                Life and      Accident and   Property and       Total
                                                                Annuity          Health        Casualty
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2002............................      $ 718,277       $ 101,501       $  54,717      $ 874,495
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Additions..............................................        282,945          10,823         161,289        455,057
Amortization...........................................         (113,526)        (17,522)      (126,450)       (257,498)
Effect of change in unrealized gains on available-for-sale       (11,003)            --               --          (11,003)
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net change.............................................        158,416            (6,699)       34,839        186,556
Acquisitions...........................................          2,215           2,809               --          5,024
Foreign exchange effect ...............................             (117)             --               --            (117)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2003............................        878,791          97,611          89,556      1,065,958
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Additions..............................................        198,639          14,097         212,678        425,414
Amortization...........................................         (138,151)        (19,182)      (196,946)       (354,279)
Effect of change in unrealized gains on available-for-sale        (7,173)            --               --           (7,173)
securities..............................................
Net change.............................................         53,315            (5,085)       15,732         63,962
Acquisitions...........................................          2,755             357                --         3,112
Foreign exchange effect ...............................               (1)            --               --               (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004............................      $ 934,860       $  92,883       $ 105,288      $1,133,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Additions..............................................        170,016          17,830         236,704        424,550
Amortization...........................................         (154,296)        (18,917)      (226,268)       (399,481)
Effect of change in unrealized gains on available-for-sale      24,544               --               --         24,544
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net change.............................................         40,264            (1,087)       10,436         49,613
Acquisitions...........................................              --               --               --              --
Foreign exchange effect ...............................             69               --               --             69
Balance at December 31, 2005............................      $ 975,193       $  91,796       $ 115,724      $1,182,713
============================================================================================================================
============================================================================================================================
2005 Premiums...........................................      $ 398,156       $ 338,437       $1,248,153     $1,984,746
============================================================================================================================
============================================================================================================================
2004 Premiums...........................................      $ 372,927       $ 350,939       $1,182,310     $1,906,176
============================================================================================================================
============================================================================================================================
2003 Premiums...........................................      $ 361,267       $ 405,039       $1,030,899     $1,797,205
============================================================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National's Mexican subsidiaries are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders'
equity section of the balance sheet.

7     FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

-----------------------------------------------------------------------------------------------------------------------------
         Policy Issue Year                                    Interest Rate                               Percentage of
                                                                                                          Future Policy
                                                                                                        Benefits So Valued
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ordinary
1996-2006.....................     7.5% for years 1 through 5, graded to 5.5% at the end of year 25, ...............  7%
                                    and level thereafter
1981-1995.....................     8% for years 1 through 5, graded to 6% at the end of year 25, and ..............  16%
                                    level thereafter
1976-1980.....................     7% for years 1 through 5, graded to 5% at the end of year 25, and ...............  9%
                                    level thereafter
1972-1975.....................     6% for years 1 through 5, graded to 4% at the end of year 25, and ...............  4%
                                    level thereafter
1969-1971.....................     6% for years 1 through 5, graded to 3.5% at the end of year 30,   ...............  3%
                                    and level thereafter
1962-1968.....................     4.5% for years 1 through 5, graded to 3.5% at the end of year 15, ...............  6%
                                    and level thereafter
1948-1961.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...............  4%
                                    and level thereafter
1947 and prior................     Statutory rates of 3% or 3.5%                                     ...............  1%
Participating business acquired    Level rates of 3% to 5.5%                                         ...............  8%
Industrial
1948-1967.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...............  2%
                                    and level thereafter
1947 and prior................     Statutory rates of 3%                                             ...............  2%
Universal Life
                                    Future policy benefits for universal life are equal to the        ............... 38%
                                    current account value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%
=============================================================================================================================

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on
American National's experience.

ANNUITIES:
Fixed annuities included in future policy benefits are calculated using a level interest rate of 5%. Mortality and withdrawal assumptions are based on American
National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE:
Interest assumptions used for future policy benefits on health policies are calculated using graded interest rates ranging from 3.5% to 8%. Morbidity and termination assumptions are based on American National's experience.

8     LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands):

--------------------------------------------------------------------------------------------------
                                                   2005              2004             2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at January 1.....................     $1,275,405        $ 1,245,350       $ 1,220,678
Less reinsurance recoverables...........        455,395            500,583           567,114
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net beginning balance....................        820,010            744,767           653,564
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Incurred related to:
Current year............................      1,191,939          1,085,422         1,072,097
Prior years.............................           (70,435)          (29,546)         (25,517)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total incurred...........................      1,121,504          1,055,876         1,046,580
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Paid related to:
Current year............................        706,105            648,984           651,639
Prior years.............................        330,829            331,649           303,738
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total paid...............................      1,036,934            980,633           955,377
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net balance at December 31...............        904,580            820,010           744,767
Plus reinsurance recoverables...........        454,872            455,395           500,583
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at December 31...................     $1,359,452        $ 1,275,405       $ 1,245,350
==================================================================================================

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

9     REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be
$700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,378,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies,
American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2005, amounts recoverable from reinsurers with a carrying value of $59,122,799 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands.
American National holds collateral related to these credit reinsurers totaling
$47,556,862. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than
90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National has amounts receivable from reinsurers totaling $493,935,000 at December 31, 2005. Of this total, $33,090,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American
National's financial position.

As a result of the September 11, 2001 terrorist attack on the United States,
American National accrued losses (primarily on reinsurance assumed) as of
December 31, 2001 totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During subsequent years, claims were paid and reinsurance recovered, reducing the amount accrued to $211,295,000, with $187,965,000 of reinsurance in place as of December 31, 2005. American
National has evaluated the reinsurers providing the coverage for these claims, and management believes that all the ceded amounts are recoverable. The failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on American National's financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2005                  2004                  2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct premiums.......................................        $2,123,294            $2,010,400            $1,844,723
Reinsurance premiums assumed from other companies.....          199,835               262,786              395,549
Reinsurance premiums ceded to other companies.........          (338,383)             (367,010)             (443,067)
Net premiums..........................................        $1,984,746            $1,906,176            $1,797,205
=============================================================================================================================
=============================================================================================================================
Reinsurance recoveries................................        $ 373,579             $ 229,816             $236,469
=============================================================================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2005                  2004                  2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct life insurance in force........................        $63,194,458           $60,676,603           $58,301,547
Reinsurance risks assumed from other companies........         856,414               726,927               434,863
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total life insurance in force.........................      64,050,872            61,403,530            58,736,410
Reinsurance risks ceded to other companies............       (23,903,319)          (21,539,440)          (18,767,137)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net life insurance in force...........................        $40,147,553           $39,864,090           $39,969,273
=============================================================================================================================

10NOTES PAYABLE

At December 31, 2005, American National's subsidiaries had notes payable to third-party lenders totaling $139,034,000. Of this balance, $3,951,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2006. The remaining notes payable balance totaling $135,083,000 is made up of eight notes owed by various joint ventures, in which American
National's real estate holding companies are partners, and which are consolidated in these financial statements. These joint venture notes have interest rates ranging from 5.00% to 8.07% and maturities from 2008 to 2027. All of these notes are secured by the joint ventures, and American National's liability for these notes is limited to the amount of its investment in the joint ventures, which totaled $38,682,000 at December 31, 2005.

11FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

----------------------------------------------------------------------------------------------------------------------------
                                          2005                           2004                           2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  Amount         Rate            Amount        Rate             Amount        Rate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income tax on pre-tax income    $120,004        35.00%    $131,252        35.00%     $ 95,104       35.00%
Tax-exempt investment income        (4,652)       (1.36)           (4,027)      (1.07)            (3,883)      (1.43)
Dividend exclusion..........        (5,797)       (1.69)           (5,908)      (1.58)            (5,701)      (2.10)
Miscellaneous tax credits, net      (1,099)       (0.32)           (1,435)      (0.38)            (1,837)      (0.68)
Losses on foreign operations       2,526        0.74              2,373        0.63              2,649        0.97
Other items, net............        (3,992)       (1.16)           (2,842)      (0.76)           3,228        1.19
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                $106,990       31.21%    $119,413       31.84%     $ 89,560       32.95%
============================================================================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2005 and
December 31, 2004 are as follows (in thousands):

--------------------------------------------------------------------------------------------------
                                                                      2005             2004
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  DEFERRED TAX ASSETS:
  Marketable securities, principally due to impairment losses    $  31,223         $  35,835
  Investment in real estate and other invested assets,
principally due to
  investment valuation allowances.........................         11,539            13,230
  Policyholder funds, principally due to policy reserve            217,612           209,897
discount...................................................
  Policyholder funds, principally due to unearned premium           37,434            37,222
reserve....................................................
  Interest expense on note.................................         10,891            10,891
  Non-qualified pension....................................         25,671            19,406
  Participating policyholders' surplus.....................         27,500            24,522
  Other assets.............................................         13,781             3,352
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Net deferred tax assets..................................      $  375,651        $ 354,355
==================================================================================================
==================================================================================================

  DEFERRED TAX LIABILITIES:
  Marketable securities, principally due to net unrealized       $ (93,604)        $(140,099)
gains......................................................
  Investment in bonds, principally due to accrual of discount        (13,430)          (9,359)
on bonds...................................................
  Deferred policy acquisition costs, due to difference
between GAAP
  and tax amortization methods............................         (309,810)        (290,632)
  Property, plant and equipment, principally due to
difference between
  GAAP and tax depreciation method........................           (8,437)          (9,965)
  Non-taxable pension......................................           (2,954)          (5,821)
  Net deferred tax liabilities.............................         (428,235)        (455,876)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Total deferred tax......................................      $  (52,584)       $(101,521)
==================================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. In 2004, tax law was changed to allow distribution of this deferred income (designated by federal law as "policyholders' surplus") without taxation so long as it is distributed by December 31, 2006. During 2005, approximately
$56,909,000 of "policyholders' surplus" was distributed to stockholders. The cumulative balance of "policyholders' surplus" was approximately $5,721,000 and
$63,000,000 at December 31, 2005 and December 31, 2004, respectively. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management intends to distribute the remaining deferred amount to stockholders before the December, 2006 deadline.

Federal income taxes totaling approximately $81,921,000, $112,853,000 and
$44,564,000 were paid to the Internal Revenue Service in 2005, 2004 and 2003, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the
Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

12COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon, are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                   Before           Federal Income           Net of
                                                               Federal Income             Tax            Federal Income
                                                                     Tax                Expense                Tax
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2005
Unrealized losses...........................................        $(159,187)            $(55,715)           $(103,472)

Less: reclassification adjustment for net gains realized in                                                    36,516
net income..................................................   56,178               19,662
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss component of comprehensive income.......    $(103,009)           $(36,053)           $ (66,956)
============================================================================================================================
============================================================================================================================
December 31, 2004
Unrealized losses...........................................         $(46,171)            $(16,160)            $(30,011)
Less: reclassification adjustment for net gains realized in          56,343               19,720               36,623
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $    10,172          $     3,560          $     6,612
============================================================================================================================
============================================================================================================================
December 31, 2003
Unrealized gains............................................    $   174,183          $    60,964          $   113,219
Less: reclassification adjustment for net gains realized in          31,202               10,921               20,281
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $   205,385          $    71,885          $   133,500
============================================================================================================================

13STOCKHOLDERS' EQUITY AND MINORITY INTERESTS

COMMON STOCK
American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December
31, were as follows:

---------------------------------------------------------------------------------
Common stock:                    2005              2004              2003
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares issued.........        30,832,449        30,832,449        30,832,449
Treasury shares.......         4,105,617         4,191,617         4,197,617
Restricted shares.....           247,000           161,000           155,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Outstanding shares....        26,479,832        26,479,832        26,479,832
=================================================================================

STOCK-BASED COMPENSATION
American National has one stock-based compensation plan. Under this plan,
American National can grant Non-Qualified Stock Options, Stock Appreciation
Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any
combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Four awards of restricted stock have been granted, with a total of 228,000 shares granted at an exercise price of zero. These awards result in compensation expense to American
National over the vesting period. The amount of compensation expense recorded was $1,654,000 in 2005, $1,034,000 in 2004 and $1,011,000 in 2003.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The
SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $2,151,000 and $1,424,000 at
December 31, 2005 and 2004, respectively. Compensation expense was recorded totaling $1,600,000, $1,655,000 and $346,000 for the years ended December 31,
2005, 2004 and 2003, respectively.

SAR and Restricted Stock (RS) information for 2005, 2004 and 2003 follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                SAR Shares             SAR              RS Shares       RS Weighted-Average
                                                                 Weighted-Average                         Price per Share
                                                                 Price per Share
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2002........          138,550              $76.16             155,000               $7.18
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Granted.................................           15,000                88.35                   --                    --
Exercised...............................           (7,425)               57.00                   --                    --
Canceled................................                 --                   --                   --                    --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2003........          146,125              $78.39             155,000               $7.18
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Granted.................................                --                    --               6,000                    --
Exercised...............................          (48,591)               66.84                   --                    --
Canceled................................           (3,184)               86.59                   --                    --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2004........           94,350              $84.06             161,000               $6.92
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Granted.................................           92,500               100.46              86,000                    --
Exercised...............................          (26,109)               81.27                   --                    --
Canceled................................           (3,366)               89.85                   --                    --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2005........          157,375              $94.04             247,000               $4.51
=============================================================================================================================

The weighted-average contractual remaining life for the 157,375 SAR shares outstanding as of December 31, 2005, is 6.2 years. The weighted-average exercise price for these shares is $94.04 per share. Of the shares outstanding, 27,317 are exercisable at a weighted-average exercise price of $79.68 per share.

The weighted-average contractual remaining life for the 247,000 Restricted Stock shares outstanding as of December 31, 2005, is 7.0 years. The weighted-average exercise price for these shares is $4.51 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE
Basic earnings per share was calculated using a weighted average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as follows:

-----------------------------------------------------------------------------------------
                                          2005              2004             2003
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Unrestricted shares outstanding         26,479,832        26,479,832       26,479,832
Incremental shares from restricted         109,379            72,762           50,525
stock
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total shares for diluted                26,589,211        26,552,594       26,530,357
calculations

Diluted earnings per share                  $8.87            $9.63           $6.87
=========================================================================================

DIVIDENDS
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2005, approximately $1,174,080,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS
At December 31, 2004, two of American National's subsidiaries had preferred stock outstanding to unrelated third parties with a total value of $1,085,000.
These preferred stock issues were purchased by American National in 2005 for a total price of $1,412,000, and subsequently retired.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently,
TMNY purchased five percent of the common stock of Farm Family Holdings, Inc.
from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of
American National and its subsidiaries. The preferred shares cannot be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $3,372,000 and $2,378,000 at December 31, 2005 and
2004, respectively.

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement, which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2005 and 2004.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $7,888,000 and $14,143,000 at December 31, 2005 and 2004, respectively.

14SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

MULTIPLE LINE MARKETING
This segment derives its revenues from the sale of individual life, annuity, accident and health and property and casualty products marketed through American
National, American National Life Insurance Company of Texas, the American
National Property and Casualty Companies and the Farm Family Companies.

HOME SERVICE DIVISION
This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums.
This segment includes business in the United States and Mexico.

INDEPENDENT MARKETING GROUP
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

HEALTH DIVISION
This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

SENIOR AGE MARKETING
This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION
This segment derives its revenues principally from the sale of credit insurance products.

CAPITAL AND SURPLUS
This segment derives its revenues principally from investment instruments.

ALL OTHER
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment.
Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

o    Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.
o    Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.
o    Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.
o Gain or loss on the sale of investments is allocated to capital and surplus.
o Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate. o Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the
     amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 2005, 2004 and 2003 (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                               Premiums and      Net     Expenses and   Equity in     Gain From     Federal        Net
                                             Investment                nconsolidated Operations
                                ther Policy  Income and                 Affiliates     before     Income Tax
                                  Revenue     Realized     Benefits   U                Federal      Expense      Income
                               O                Gains                               Income Taxes   (Benefit)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2005
Multiple Line Marketing.....   $1,297,013        $173,010   $1,382,930            $--$   87,093   $   28,741   $   58,352
Home Service Division.......         208,162      105,477      295,234             --    18,405        6,074       12,331
Independent Marketing Group.          97,212      330,997      392,779             --    35,430       11,692       23,738
Senior Age Marketing........         183,425       17,939      183,267             --    18,097        5,972       12,125
Direct Marketing............          39,706        3,343       40,236             --     2,813          928        1,885
Credit Insurance Division...         163,929       18,778      170,783             --    11,924        3,935        7,989
Health Division.............         141,008        3,823      144,779             --        52           17           35
Capital and Surplus.........             993      186,775       22,631         5,551   170,688       50,170      120,518
All Other...................          40,426       33,458       75,728           211      (1,633)        (539)      (1,094)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                               $2,171,874   $ 873,600    $2,708,367           $5,762$  342,869   $  106,990   $  235,879
============================================================================================================================
============================================================================================================================

2004
Multiple Line Marketing.....      $1,244,260     $173,602   $1,241,349            $--$  176,513   $   58,249   $  118,264
Home Service Division.......         210,407      107,072      292,416             --    25,063        8,271       16,792
Independent Marketing Group.          67,070      302,601      344,603             --    25,068        8,272       16,796
Senior Age Marketing........         199,657       18,652      197,523             --    20,786        6,859       13,927
Direct Marketing............          37,817        3,308       37,615             --     3,510        1,158        2,352
Credit Insurance Division...         144,495       19,747      165,642             --      (1,400)        (462)        (938)
Health Division.............         139,132        4,125      143,764             --        (507)        (167)        (340)
Capital and Surplus.........             900      131,081       12,885         6,143   125,239       36,991       88,248
All Other...................          41,873       33,537       74,872           196       734          242          492
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  $2,085,611     $793,725   $2,510,669        $6,339$  375,006   $  119,413   $  255,593
============================================================================================================================
============================================================================================================================

2003
Multiple Line Marketing.....      $1,136,960     $171,878   $1,188,507            $--$  120,331   $   39,709   $   80,622
Home Service Division.......         212,631      112,098      298,655             --    26,074        8,604       17,470
Independent Marketing Group.          45,421      215,305      250,101             --    10,625        3,506        7,119
Senior Age Marketing........         206,766       19,145      211,854             --    14,057        4,639        9,418
Direct Marketing............          35,256        3,823       39,590             --        (511)        (169)        (342)
Credit Insurance Division...          99,167       17,553      101,562             --    15,158        5,002       10,156
Health Division.............         192,749        9,123      192,449             --     9,423        3,110        6,313
Capital and Surplus.........             975       81,565       13,277         4,017    73,280       24,074       49,206
All Other...................          34,540       33,761       65,323           310     3,288        1,085        2,203
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  $1,964,465     $664,251   $2,361,318        $4,327$  271,725   $   89,560   $  182,165
============================================================================================================================

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products.
The following table provides revenues within each segment by line of business for the years ended December 31, 2005, 2004 and 2003 (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                        Life       Annuity     Accident    Property      Credit         All        Total
                                                             and Health  and Casualty                 Other      Revenues
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  2005
  Multiple Line Marketing.......       $204,862      $37,326      $15,578  $1,212,257           $--           $--  $1,470,023
  Home Service Division.........        298,627        4,094       10,918           --            --            --     313,639
  Independent Marketing Group...         57,831      370,378            --           --            --            --     428,209
  Senior Age Marketing..........         25,403        3,556      172,405           --            --            --     201,364
  Direct Marketing..............         42,683          103          263           --            --            --      43,049
  Credit Insurance Division.....              --            --            --           --      182,707            --     182,707
  Health Division...............          1,954            0      142,877           --            --            --     144,831
  Capital and Surplus...........              --            --            --           --            --      187,768     187,768
  All Other.....................         26,624       12,941        2,835           --            --       31,484      73,884
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     $657,984    $428,398     $344,876   $1,212,257    $182,707     $219,252    $3,045,474
============================================================================================================================
============================================================================================================================

  2004
  Multiple Line Marketing.......       $204,560      $33,657      $16,728  $1,162,917           $--           $--  $1,417,862
  Home Service Division.........        302,838        3,652       10,989           --            --            --     317,479
  Independent Marketing Group...         52,182      317,489            --           --            --            --     369,671
  Senior Age Marketing..........         26,912        3,003      188,394           --            --            --     218,309
  Direct Marketing..............         40,739           92          294           --            --            --      41,125
  Credit Insurance Division.....              --            --            --           --      164,242            --     164,242
  Health Division...............          2,585            --      140,672           --            --            --     143,257
  Capital and Surplus...........              --            --            --           --            --      131,981     131,981
  All Other.....................         28,180       19,323        3,340           --            --       24,567      75,410
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     $657,996    $377,216     $360,417   $1,162,917    $164,242     $156,548    $2,879,336
============================================================================================================================
============================================================================================================================

  2003
  Multiple Line Marketing.......       $206,948      $35,923      $17,888  $1,048,079           $--           $--  $1,308,838
  Home Service Division.........        309,811        3,898       11,020           --            --            --     324,729
  Independent Marketing Group...         43,406      217,320            --           --            --            --     260,726
  Senior Age Marketing..........         28,819        2,966      194,126           --            --            --     225,911
  Direct Marketing..............         38,613          111          355           --            --            --      39,079
  Credit Insurance Division.....              --            --            --           --      116,720            --     116,720
  Health Division...............          2,628            --      199,245           --            --            --     201,873
  Capital and Surplus...........              --            --            --           --            --       82,539      82,539
  All Other.....................         28,683       16,323        3,894           --            --       19,401      68,301
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     $658,908    $276,541     $426,528   $1,048,079    $116,720     $101,940    $2,628,716
============================================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity-type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the
"All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended
December 31, 2005 and 2004 (in thousands):

------------------------------------------------------------------------
                                           2005              2004
------------------------------------------------------------------------
------------------------------------------------------------------------
  Multiple Line Marketing......      $4,097,643        $3,852,370
  Home Service Division........           1,906,420         1,895,931
  Independent Marketing Group..           6,826,403         6,350,877
  Senior Age Marketing.........             417,385           399,464
  Direct Marketing.............             119,553           113,890
  Credit Insurance Division....             490,652           483,328
  Health Division..............             451,407           485,662
  Capital and Surplus..........           2,320,250         2,138,249
  All Other....................             887,168           851,056
------------------------------------------------------------------------
------------------------------------------------------------------------
                                     $17,516,881       $16,570,827
------------------------------------------------------------------------

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through three third-party marketing organizations. Of the total net premium revenue and policy account deposits during 2005, approximately
8% was written through these organizations, which are included in the
Independent Marketing Group and Credit Insurance operating segments. This compares with 8% and 23% in 2004 and 2003, respectively. Of the total business written by these organizations, the majority was policy account deposits for annuities.

15RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended
December 31, are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004              2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory net income of insurance companies.......................        $ 217,819        $ 271,043         $  71,386
Net gain (loss) of non-insurance companies........................           38,660           37,099             (14,479)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined net income...............................................        $ 256,479        $ 308,142         $  56,907
Increases (decreases):
Deferred policy acquisition costs................................           27,156           71,135           197,559
Policyholder funds...............................................           (13,678)         (104,653)          (56,044)
Deferred federal income tax benefit..............................           12,727           16,792             4,751
Premiums deferred and other receivables..........................            7,055               75              (2,764)
Gain on sale of investments......................................              387             (5,785)           (3,244)
Change in interest maintenance reserve...........................            (2,455)           (3,047)          1,817
Asset valuation allowances.......................................            (3,040)           (1,991)          5,100
Investment income................................................            (9,287)           (1,954)           (3,037)
Other adjustments, net............................................               15             (5,323)          (19,066)
Consolidating eliminations and adjustments........................           (39,480)          (17,798)            186
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net income reported herein........................................        $ 235,879        $ 255,593         $ 182,165
=============================================================================================================================
=============================================================================================================================

                                                                             2005              2004              2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory capital and surplus of insurance companies..............        $3,165,093       $2,948,000        $2,631,329
Stockholders' equity of non-insurance companies...................          374,410          310,285           286,264
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined capital and surplus......................................        $3,539,503       $3,258,285        $2,917,593
Increases (decreases):
Deferred policy acquisition costs................................        1,146,714        1,133,031         1,065,958
Policyholder funds...............................................           32,436           36,259           121,050
Deferred federal income taxes....................................          (158,571)         (184,956)         (222,070)
Premiums deferred and other receivables..........................           (90,697)          (90,974)          (90,456)
Reinsurance in "unauthorized companies"..........................           30,876           42,566            50,697
Statutory asset valuation reserve................................          353,597          398,725           360,410
Statutory interest maintenance reserve...........................           13,832           15,858            17,231
Asset valuation allowances.......................................           (20,637)          (15,759)           (8,398)
Investment market value adjustments..............................            (9,902)         79,844            91,376
Non-admitted assets and other adjustments, net....................           33,627           61,630            93,141
Consolidating eliminations and adjustments........................        (1,492,731)       (1,438,751)       (1,284,510)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Stockholders' equity reported herein..............................        $3,378,047       $3,295,758        $3,112,022
=============================================================================================================================

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $83,301,000 at December 31, 2005, on deposit with appropriate regulatory authorities.

16RETIREMENT BENEFITS

PENSION BENEFITS
American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Home Service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the
Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $20,451,000 for 2005, $21,789,000 for 2004 and $15,346,000 for
2003.

The pension cost for the years ended December 31 is made up of the following (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Service cost-benefits earned during period........................        $   9,035        $  8,753          $   8,029
Interest cost on projected benefit obligation.....................           14,737          13,705             13,248
Expected return on plan assets....................................           (11,425)          (10,319)         (10,780)
Amortization of past service cost.................................            4,613           3,630              3,715
Amortization of transition asset..................................               10              93                  5
Amortization of actuarial loss....................................            3,481           5,927              1,129
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total pension cost.............................................        $  20,451        $ 21,789          $  15,346
============================================================================================================================

The following table sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans
(in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                               2005                        2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                       Assets     Accumulated      Assets     Accumulated
                                                                       Exceed       Benefits       Exceed       Benefits
                                                                    Accumulated      Exceed     Accumulated      Exceed
                                                                      Benefits       Assets       Benefits       Assets
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Vested benefit obligation.....................................        $    --      $(229,777)      $(120,663)     $(86,011)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation................................        $    --      $(232,932)      $(123,556)     $(86,011)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation..................................        $    --      $(277,821)      $(146,146)    $(105,227)
Plan assets at fair value (long-term securities)..............             --        158,141       136,720        20,365
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Funded status:
Plan assets in excess of projected benefit obligation........             --         (119,680)       (9,426)      (84,862)
Unrecognized net loss........................................             --         54,169        26,883        11,704
Prior service cost not yet recognized in periodic pension cost            --         17,586              --       22,199
Adjustment required to recognize minimum liability...........             --          (26,833)           --        (14,662)
Offset for intangible asset..................................             --          8,320              --        9,783
Prepaid pension cost included in other assets or other liabilities   $    --         $(66,438)  $  17,457        $(55,838)
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
Assumptions used at December 31 to determine benefit obligations:         2005               2004               2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Weighted-average discount rate on benefit obligation                      5.50%              5.84%              6.00%
Rate of increase in compensation levels                                   3.75%              3.76%              3.69%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Assumptions used at December 31 to determine benefit costs:               2005               2004               2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Weighted-average discount rate on benefit obligation                      5.84%              6.00%              6.72%
Rate of increase in compensation levels                                   3.76%              3.69%              3.86%
Expected long-term rate of return on plan assets                          7.65%              7.00%              7.06%
----------------------------------------------------------------------------------------------------------------------------

American National Employees Retirement Plan weighted-average asset allocations at December 31, 2005 and 2004, by asset category, are as follows:

---------------------------------------------------------------
                               Plan Assets at December 31,
                                 2005              2004
---------------------------------------------------------------
---------------------------------------------------------------
Asset Category
Equity securities.......          43.1%             31.9%
Debt securities.........          46.7%             57.4%
Other...................          10.2%             10.7%
---------------------------------------------------------------
---------------------------------------------------------------
Total...................         100.0%            100.0%
===============================================================

The investment policy for the qualified Retirement Plan's assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to 15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. Any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate-of-return-on-assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S.
government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

  American Nationals' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee
Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

American National did not contribute to the qualified Retirement Plan in 2005, because the plan was over-funded. The over-funded status is dependent on investment market conditions. If the investment market conditions result in the plan no longer being over-funded, American National may contribute to the qualified Retirement Plan in 2006.

The benefit payments, which reflect expected future service, as appropriate, are expected to be as follows:

-------------------------------------------
Year                Pension Benefits
-------------------------------------------
-------------------------------------------
2006                  $12,890,000
2007                    13,641,000
2008                    14,786,000
2009                    16,404,000
2010                    19,340,000
2011-2015              129,701,000
-------------------------------------------

HEALTH BENEFITS
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $6,420,695 and $7,252,853 at December 31, 2005 and 2004, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

OTHER BENEFITS
Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding, those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount, as determined by the
Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,600,000 for 2005, $2,444,270 for 2004 and $2,205,000 for 2003.

17COMMITMENTS AND CONTINGENCIES

COMMITMENTS
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2005, were approximately $3,858,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2005, to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating
$161,803,000, all of which are expected to be funded in 2006. As of December 31,
2005, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National.
The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2005, was approximately $374,996,000, while the total cash values of the related life insurance policies was approximately
$381,348,000.

LITIGATION
American National and its subsidiary American National Life Insurance Company of
Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of
Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

American National is a defendant in a lawsuit alleging misleading sales practices and alleged improper policy surcharges in the sale and pricing of universal life policies. This lawsuit was filed in California as a putative class action. Management believes that the company has meritorious legal defenses against this lawsuit. The provision for possible losses on this case is not material to the consolidated financial statements.

American National is a defendant in a lawsuit alleging failure to refund credit life and disability insurance premiums to persons who paid the underlying indebtedness prior to the insured loan's maturity. This lawsuit was filed in
Georgia as a putative class action. Management believes that the company has meritorious legal defenses against this lawsuit. The provision for possible losses on this case is not material to the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors
American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of
December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005. Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance
Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2005 and 2004 and for
each of the years in the three-year period ended December 31, 2005, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.
KPMG LLP
Houston, Texas
March 13, 2006

                                American National Insurance Company and Subsidiaries

                           SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                            (IN THOUSANDS)

                                                          December 31, 2005

                             Column A                                       Column B            Column C                Column D

                                                                                                                     Amount at Which
                                                                                                 Market               Shown in the
Type of Investment                                                          Cost (a)              Value               Balance Sheet
-------------------------------------------------------------------    --- ------------    --- ------------    --- --------------------

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                              $       243,968     $       238,695     $               243,968
        States, municipalities and political subdivisions                      221,764             225,161                     221,764
        Foreign governments                                                      5,952               6,724                       5,952
        Public utilities                                                       567,666             575,656                     567,666
        All other corporate bonds                                            6,176,475           6,214,893                   6,176,475
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                                       64,337              64,227                      64,227
        States, municipalities and political subdivisions                      244,637             244,419                     244,419
        Foreign governments                                                        821                 791                         791
        Public utilities                                                       344,729             357,706                     357,706
        All other corporate bonds                                            2,828,026           2,812,618                   2,812,618
    Redeemable preferred stock                                                  51,205              52,062                      52,062
                                                                       --- ------------    --- ------------    --- --------------------
          Total fixed maturities                                       $    10,749,580     $    10,792,952     $            10,747,648
                                                                       --- ------------    --- ------------    --- --------------------
  Equity Securities:
    Common stocks:
        Public utilities                                               $        18,055     $        22,165     $                22,165
        Banks, trust and insurance companies                                    68,485             103,636                     103,636
        Industrial, miscellaneous and all other                                733,590             941,258                     941,258
                                                                       --- ------------    --- ------------    --- --------------------
          Total equity securities                                      $       820,130     $     1,067,059     $             1,067,059
                                                                       --- ------------    --- ------------    --- --------------------

  Mortgage loans on real estate                                        $     1,243,543           XXXXXX        $             1,243,543
  Investment real estate                                                       522,278           XXXXXX                        522,278
  Real estate acquired in satisfaction of debt                                  26,682           XXXXXX                         26,682
  Policy loans                                                                 333,967           XXXXXX                        333,967
  Other long-term investments                                                  159,804           XXXXXX                        159,804
  Short-term investments                                                       155,622           XXXXXX                        155,622
                                                                       --- ------------                        --- --------------------
          Total investments                                            $    14,011,606           XXXXXX        $            14,256,603
                                                                       === ============                        === ====================

(a)     Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

                                                                 American National Insurance Company and Subsidiaries

                                                                     SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                                                                       (IN THOUSANDS)

Column A                      Column B         Column C         Column D         Column E       Column F       Column G         Column H          Column I        Column J         Column K

                                             Future Policy                                                                      Benefits,        Amortization
                                                                                                                                 Claims,
                              Deferred         Benefits,                       Other Policy                                      Losses          of Deferred
                                                Losses,
                               Policy           Claims                          Claims and                        Net              and             Policy           Other
                             Acquisition       and Loss         Unearned         Benefits        Premium       Investment      Settlement        Acquisition      Operating        Premiums
                                                                                                               Income                                             Expenses
Segment                         Cost           Expenses         Premiums         Payable         Revenue          (a)           Expenses            Costs            (b)            Written
-------------------------    -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------

2005
Multiple Line Marketing   $     256,475  $       1,847,124  $      626,699  $     1,034,593  $  1,215,717  $     173,010  $         988,497  $       209,433  $      138,388  $     1,134,954
Home Service                    199,214          1,538,739           4,495           31,040       192,039        105,477            118,135           46,636         106,969               --
Independent Marketing           434,981          6,303,777             158           39,931        62,594        330,997             98,984           39,957          50,173               --
Health Insurance                  6,622             21,079           5,560          399,491       127,444          3,823            104,389            4,163          34,975               --
Credit Insurance                 98,102              7,995         235,175           78,053       155,975         18,778             63,487           83,621          24,308          201,748
Senior Age Marketing             77,921            257,081          32,808           34,453       182,931         17,939            133,501            5,815          45,838               --
Direct Marketing                 77,538             56,651             248            6,187        39,030          3,343             19,262            9,856           9,957               --
Capital and Surplus                  --                 --              --               --            --        101,698                 --               --          11,576               --
All other                        31,860            306,090             938            7,341         9,016         33,458             31,140               --          47,126               --
                             -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------
    Total                 $   1,182,713  $      10,338,536  $      906,081  $     1,631,088  $  1,984,746  $     788,523  $       1,557,395  $       399,481  $      469,310  $     1,336,702
                             ===========     ==============    ============    =============    ==========     ==========     ==============     ============    ============     ============

2004
Multiple Line Marketing   $     241,837  $       1,769,986  $      606,082  $       925,326  $  1,166,624  $     173,602  $         868,885  $       184,850  $      138,754  $     1,091,326
Home Service                    205,276          1,520,824           4,428           34,208       193,302        107,072            118,283           44,034         104,672               --
Independent Marketing           405,900          5,861,411             160           33,104        38,640        302,601             78,215           36,415          26,701               --
Health Insurance                  7,786             21,027           5,760          417,659       123,373          4,125             98,698            4,674          40,321               --
Credit Insurance                 90,004             15,391         230,719           63,107       138,138         19,747             55,391           69,370          40,823          164,151
Senior Age Marketing             77,137            232,466          38,766           34,838       199,351         18,652            139,910            5,251          51,071               --
Direct Marketing                 70,409             55,109             262            7,720        37,202          3,308             17,576            9,277           9,343               --
Capital and Surplus                  --                 --              --               --            --         76,677                 --               --           3,589               --
All other                        34,682            318,392           1,137           13,693         9,546         33,537             29,731              408          38,920               --
                             -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------
    Total                 $   1,133,031  $       9,794,606  $      887,314  $     1,529,655  $  1,906,176  $     739,321  $       1,406,689  $       354,279  $      454,194  $     1,255,477
                             ===========     ==============    ============    =============    ==========     ==========     ==============     ============    ============     ============

2003
Multiple Line Marketing   $     236,001  $       1,702,082  $      652,881  $       820,712  $  1,064,074  $     171,878  $         848,728  $       119,219  $      167,336  $     1,035,776
Home Service                    209,918          1,500,737           5,227           33,038       194,539        112,098            117,411           39,501         117,602               --
Independent Marketing           355,064          4,788,745             136           31,084        25,183        215,305             44,122           25,272           6,179               --
Health Insurance                  9,493             20,927           6,299          514,103       172,430          9,123            132,651            3,483          56,969               --
Credit Insurance                 82,360             15,967         244,391           24,023        91,062         17,553             36,314           54,993           9,766           70,580
Senior Age Marketing             77,535            225,668          41,753           39,785       206,384         19,145            143,405            7,345          53,050               --
Direct Marketing                 59,483             52,362             290            7,580        34,588          3,823             20,912            7,277           8,208               --
Capital and Surplus                  --                 --              --               --            --         48,699                 --               --           5,824               --
All other                        36,104            320,900           1,300           11,580         8,945         33,761             29,396              408          32,252               --
                             -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------
    Total                 $   1,065,958  $       8,627,388  $      952,277  $     1,481,905  $  1,797,205  $     631,385  $       1,372,939  $       257,498  $      457,186  $     1,106,356
                             ===========     ==============    ============    =============    ==========     ==========     ==============     ============    ============     ============

(a)   Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital &
      surplus.
(b)   Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

                                                American National Insurance Company and Subsidiaries

                                                                 SCHEDULE IV - REINSURANCE
                                                                       (IN THOUSANDS)

                    Column A                                Column B               Column C                Column D               Column E            Column F

                                                                                   Ceded to                Assumed                                 Percentage of
                                                              Gross                  Other                from Other                 Net           Amount Assumed
                                                             Amount                Companies              Companies                Amount              to Net
                                                         ----------------       ----------------        ---------------        ----------------   -----------------

2005
 Life insurance in force                             $        63,194,458     $       23,903,319     $          856,414     $        40,147,553          2.1%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                455,121                 67,759                 10,794                 398,156          2.7%
   Accident and health insurance                                 349,138                170,610                159,909                 338,437         47.2%
   Property and liability insurance                            1,319,035                100,014                 29,132               1,248,153          2.3%
                                                         ----------------                               ---------------        ----------------
                                                                                ----------------
      Total premiums                                 $         2,123,294     $          338,383     $          199,835     $         1,984,746         10.1%
                                                         ================       ================        ===============        ================

2004
 Life insurance in force                             $        60,676,603     $       21,539,440     $          726,927     $        39,864,090          1.8%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                424,964                 60,299                  8,262                 372,927          2.2%
   Accident and health insurance                                 378,842                182,783                154,880                 350,939         44.1%
   Property and liability insurance                            1,206,594                123,928                 99,644               1,182,310          8.4%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         2,010,400     $          367,010     $          262,786     $         1,906,176         13.8%
                                                         ================       ================        ===============        ================

2003
 Life insurance in force                             $        58,301,547     $       18,767,137     $          434,863     $        39,969,273          1.1%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                419,791                 66,706                  8,182                 361,267          2.3%
   Accident and health insurance                                 427,058                307,916                285,897                 405,039         70.6%
   Property and liability insurance                              997,874                 68,445                101,470               1,030,899          9.8%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         1,844,723     $          443,067     $          395,549     $         1,797,205         22.0%
                                                         ================       ================        ===============        ================

                                                        American National Insurance Company and Subsidiaries

                                                            SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
                                                                            (IN THOUSANDS)

                 Column A                              Column B               Column C                                Column D                               Column E

                                                                                                               Deductions - Describe
                                                                                                  -------------------------------------------------
                                                      Balance at              Additions                 Amounts                                             Balance at
                                                     Beginning of            Charged to             Written off Due                  Amounts                  End of
Description                                             Period                 Expense              to Disposal (a)               Commuted (b)                Period
--------------------------------------------    --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

2005
Investment valuation allowances:
  Mortgage loans on real estate                 $            11,404     $            ----     $                   ----     $               (3,040)     $         14,444
  Investment real estate                                     17,460                 5,359     $                  7,823     $               (2,874)               17,870
  Investment in unconsolidated
    affiliates                                                    0                  ----                         ----                        ----                    0
  Other assets                                                    0                  ----                         ----                        ----                    0
                                                --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

       Total                                    $   28,864              $            5359     $   7,823                    $   (5,914)                 $   32,314
                                                === ================    === ==============    === =====================    === ====================    === =============

2004
Investment valuation allowances:
  Mortgage loans on real estate                 $            10,466      $           ----      $               (1,053)      $                  115      $        11,404
  Investment real estate                                     18,700                  ----      $                 (210)      $                1,450               17,460
  Investment in unconsolidated
    affiliates                                                  695                  ----                         ----                         695                    0
  Other assets                                                    0                  ----                         ----                        ----                    0
                                                --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

       Total                                    $   29,861              $   -                 $   (1,263)                  $   2,260                   $   28,864
                                                === ================    === ==============    === =====================    === ====================    === =============

2003
Investment valuation allowances:
  Mortgage loans on real estate                 $            11,958      $           ----      $                 2,711      $              (1,219)     $         10,466
  Investment real estate                                     16,503                 2,197      $                  ----      $                 ----               18,700
  Investment in unconsolidated
    affiliates                                                7,955                  ----                         ----                       7,260                  695
  Other assets                                                2,124                  ----                        2,124                        ----                 ----
                                                --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

       Total                                    $   38,540              $   2,197             $   4,835                    $   6,041                   $   29,861
                                                === ================    === ==============    === =====================    === ====================    === =============

(a)     Amounts written off due to disposal represent reductions or (additions)
        in the balance due to sales, transfers or other disposals of the asset with which the allowance is
associated.
(b)     Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

PART C ITEM AND CAPTION

Items 24. Financial Statements and Exhibits.

(a) Financial Statements

1. Part A of the Registration Statement. Condensed financial information reflecting the value and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 2003 through December 31, 2005. 2. Part B of the Registration Statement (a) The most recent audited financial statements of the Separate Account as of December 31, 2005 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2005 and for each of the years in the three-year period ended December 31, 2005.

(a) Exhibits

Exhibit “1” — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “2” — Not applicable

Exhibit “3” — Distribution and Administrative Services Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “4” — Form of Variable Annuity Contract (previously filed with Form N-4 for this registration statement(number 333-33856 filed on February 24, 2003)

Exhibit “5” — Form of application used with any variable annuity contract(previously filed with pre-effective amendment number 1(number 333-33856) filed on August 7, 2001)

Exhibit “6a” — Copy of the Articles of Incorporation of the Depositor(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “6b” — Copy of the By-laws of the Depositor (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “7” — Reinsurance Contracts-Not Applicable

Exhibit “8a”- Form of American National Investment Account, Inc. Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “8b” -Form of Variable Insurance Products Fund Participation Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “8c”-Form of Variable Insurance Products Fund I Participation Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “8d”-Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. (previously filed with Form N-4 for this registration statement (number 333-33856 filed on April 3, 2000)

Exhibit “8e” Form of MFS Variable Insurance Trust Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “8f” Form of Federated Insurance Series Fund Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit”8g” Form of Fred Alger American Fund Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit “8h” Form of AIM Variable Investment Funds Participation Agreement (filed herewith)

Exhibit “9” — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith)

Exhibit “10” -Consent of independent accountants (filed herewith)

Exhibit “11” — Not applicable

Exhibit “12” — Not applicable

Exhibit “14” Power of Attorney (previously filed with Registrant's post effective amendment number 7, filed on April 29, 2005.)

ITEM 25..DIRECTORS AND OFFICERS OF DEPOSITOR.

The principal business address of the directors and officers, unless indicated otherwise, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

                 Directors

Name                               Business Address

-------------------------------------------------------------------------------
Arthur Oleen Dummer             955 East Pioneer Road
                                Draper, UT 84020-9334

Dr. Shelby Miller Elliott         3603 Broadmoor
                                Pasadena, TX 77505

George Richard Ferdinandtsen    President, Chief Operating Officer
                                American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

Frances Anne Moody-Dahlberg     The Moody Foundation
                                Highland Park Place
                                4515 Cole Avenue LB 34, Suite 500
                                Dallas, Texas 75205

Robert Lee Moody                Chairman of the Board and Chief Executive Officer
                                2302 Postoffice, Suite 702
                                Galveston, Texas 77550

Russell Shearn Moody            American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

William Lewis Moody, IV         2302 Postoffice, Suite 502
                                Galveston, Texas 77550

James Daniel Yarbrough          Galveston County Judge
                                722 Moody
                                Galveston, Texas 77550

Frank Pieri Williamson          301 Barracuda
                                Galveston, TX 77550

Name            .........       Office
----                            ------
David Alan Behrens              Executive Vice President, Independent
                                Marketing

Billy Joe Garrison              Executive Vice President, Director of
                                Home Service Division

Michael Wade McCroskey *        Executive Vice President and Treasurer

Gregory Victor Ostergren        Executive Vice President, Director of
                                Multiple Line
                                1949 East Sunshine
                                Springfield, MO 65899

James Edward Pozzi              Senior Executive Vice President, Corporate
                                Planning, Systems Life Administration

Ronald Jay Welch                Senior Executive Vice President, Chief
                                Actuary and Chief Corporate Risk Management Officer

Charles Henry Addison           Senior Vice President, Systems Planning
                                and Computing

Albert Louis Amato, Jr.         Senior Vice President, Life Insurance
                                Administration

Scott Frankie Brast             Senior Vice President, Real Estate/
                                Mortgage Loan Investments
                                2525 South Shore Boulevard
                                League City, TX 77573

Frank Vincent Broll, Jr.        Senior Vice President and Actuary

Gordon Dennis Dixon*            Senior Vice President, Securities Investments

Rex David Hemme                 Senior Vice President and Actuary

Bruce Murray LePard             Senior Vice President, Human Resources

James Walter Pangburn           Senior Vice President, Credit Insurance
                                Division

Stephen Edward Pavlicek         Senior Vice President and Controller

Ronald Clark Price              Senior Vice President, Multiple Line Chief
                                Marketing Officer

Steven Harvey Schouweiler       Senior Vice President, Health Insurance
                                Operations

Gareth Wells Tolman             Senior Vice President, Corporate
                                Affairs

John Mark Flippin               Secretary

Dwain Allen Akins               Vice President, Corporate Compliance, Chief
                                Compliance
                                Officer Variable Insurance Products

Julian Antkowiak                Vice President, Director, Computing
                                Division

William Franklin Carlton        Vice President and Assistant
                                Controller, Financial Reporting

James Arthur Collura            Vice President, Marketing Development
                                and Administration

Richard Thomas Crawford         Vice President and Assistant
                                Controller, General Accounting

George Clayton Crume            Vice President, Brokerage Sales

Douglas Alton Culp              Vice President, Financial Institution

Steven Lee Dobbe                Vice President, Broker Dealer Marketing

Debbie Stem Fuentes             Vice President, Health Claims

Franklin James Gerren           Vice President, Payroll Deduction

Bernard Stephen Gerwel          Vice President, Agency Automation
                                1949 East Sunshine
                                Springfield, 65899

Joseph Fant Grant, Jr.          Vice President, Group Actuary

Michael Emmett Hogan            Vice President, Credit Insurance
                                Operations
                                2911 South Shore Blvd., Suite 130
                                League City, TX 77573

Charles Jordan Jones            Vice President, Health Underwriting/
                                New Business

Dwight Diver Judy               Vice President, Financial Marketing
                                2911 South Shore Blvd., Suite 130
                                League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.   Vice President and Medical Director

Robert Jay Kirchner             Vice-President, Real Estate Investments
                                2525 South Shore Boulevard
                                League City, TX 77573

George Arthur Macke             Vice President, General Auditor

George William Marchand         Vice President, Life Underwriting

Edwin Vince Matthews, III       Vice Preseiden, Mortgage Loan Production

Dixie Nell McDaniel             Vice President, Home Service
                                Administration

Meredith Myron Mitchell         Vice President, Director of
                                Life/Annuity Systems

Edward Bruce Pavelka            Vice President, Life Policy
                                Administration

James Truitt Smith              Vice President, Pension Sales

James Patrick Stelling          Vice President, Group/Health Compliance

William Henry Watson, III       Vice President, Chief Health Actuary

Malcolm Latimer Waugh, Jr.      Vice President, Life Claims

George Ward Williamson          Vice President, Asst. Director, Home
                                Service Division

Jimmy Lynn Broadhurst           Asst. Vice President, Director
                                Individual Health/Group Systems

John Thomas Burchett            Asst. Vice President, Financial Accounting

Joseph James Cantu              Asst. Vice President and Illustration
                                Actuary

Thomas Anthony Carpentier       Asst. Vice President, Credit Insurance/Special Markets
                                2911 South Shore Blvd., Suite 130
                                League City, TX 77573

Joseph Wayne Cucco              Asst. Vice President, Advanced Life
                                Sales

Donna Lynn Daulong              Asst. Vice President, General Accounting

Nancy Maureen Day               Asst. Vice President, Pension
                                Administration

John Darrell Ferguson           Asst. Vice President, Creative Services

Denny Walton Fisher, Jr         Ast. Vice President, Mortage Loan Production
                                2525 South Shore Boulevard
                                League City, TX 77573

Deborah Kay Janson              Asst. Vice President, Corporate Research

Kenneth Joseph Juneau           Asst. Vice President, Director,
                                Advisory Systems Engineer

Carol Ann Kratz                 Asst. Vice President, Human Resources

Doris Lanette Leining           Asst. Vice President, Life New Business

Larry Edward Linares            Asst. Vice President, Tax and Budget

Bradley Wayne Manning           Asst. Vice President, General Manager
                                Life Claims

James Brian McEniry             Asst. Vice President, Director of
                                Telecommunications

Katherine Sue Meisetschlaeger   Asst. Vice President, Staff Systems Engineer-
                                Product Development

Zeb Marshall Miller, III        Asst. Vice President, Health
                                Administration

Michael Scott Nimmons           Asst. Vice President, Associate General
                                Auditor, Home Office

Ronald Joseph Ostermayer        Asst. Vice President, Director of Health Systems
                                Administration, HIPPA Security Officer

Michael Christopher Paetz       Asst. Vice President, Director of Group
                                and MGA Operations

Raymond Edward Pittman, Jr.     Asst. Vice President, Director of
                                Marketing/Career Development

Robert Arthur Price             Asst. Vice President, Account
                                Executive/Special Markets

Judith Lynne Regini             Asst. Vice President, Corporate
                                Compliance

Gerald Anthony Schillaci        Asst. Vice President and Actuary

Wayne Allen Smith               Asst. Vice President, Corporate Planning

Morris Joseph Soler             Asst. Vice President, HIPAA Privacy
                                Officer

Clarence Ellsworth Tipton       Asst. Vice President and Assistant
                                Actuary

Daniel Gilbert Trevino, Jr.     Asst. Vice President, Director,
                                Computing Services

James Alexander Tyra            Asst. Vice President, Life Insurance
                                Systems

John Oliver Norton              Actuary

Richard Morris Williams         Life Product Actuary

Jeanette Elizabeth Cernosek     Assistant Secretary

Victor John Krc                 Assistant Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant, American National Variable Annuity Separate Account, is a Separate Account of American National Insurance Company, a Texas insurance company. The Libbie Shearn Moody Trust owns approximately 37.23% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.23% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Ann Moody-Dahlberg, Robert L. Moody and Ross Rankin Moody. Robert L. Moody is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

The Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.55% of the outstanding stock of American National Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of The Moody National Bank. Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert L. Moody for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 52.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation has the following wholly-owned subsidiaries, listed in alphabetical order:

         Gal-Tenn Hotel Corporation       LHH Hospitality, Inc.
         Gal-Tex Management Company       1859 Historic Hotels, Ltd.
         Gal-Tex Woodstock, Inc.          1859 Beverage Company
         Gal-Tex Hospitality Corporation
         Gal-Tex Management Hospitality Company

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity: 6300 WLS, Ltd
Entity Form: a Texas limited partnership
Ownership or other Basis of Control: Eagle AN, L.P. owns a 50% interest.
-----------------------------------
Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------
Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance
Company.
-----------------------------------
Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
Entity Form: a Mexico insurance company
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc. owns 0.10%.
-----------------------------------
Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property Insurance Company.
-----------------------------------
Entity:  American National Financial Corporation (Delaware)
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  American National Financial Corporation (Nevada)
Entity Form: a Nevada corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------
Entity:  American National Property and Casualty Holding Company, LLC
Entity Form:  a Nevada limited liability company
Ownership or Other Basis of Control:  94% owned by American National Insurance Company;
6% owned by Comprehensive Investment Services, Inc.
-----------------------------------
Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.
-----------------------------------
Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------
Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance
Management, Inc.
------------------------------------
Entity:  American National Promotora de Ventas, S.A. de C.V.
Entity Form: a Mexico marketing company
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc. owns 0.10%.
-----------------------------------
Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding Company, LLC.
-----------------------------------
Entity:  American National Reinsurance Company
Entity Form: a Nevis corporation
Ownership or Other Basis of Control: wholly owned by American National Insurance Company.
-----------------------------------
Entity:  ANDV 97, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------
Entity: Anford Pinnacle, L.P.
Form: A Texas limited Partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest
-----------------------------------
Entity: ANH20, Inc..
Form: A Texas Corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANREM Corporation
-----------------------------
Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.
-----------------------------------
Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American
National Property and Casualty Company.
------------------------------------
Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity:  ANPIN, L.P.
Entity Form:  a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle 99, Inc owns a 99% limited partnership interest.  ANPIN owns a 1% general partnership
interest.
-----------------------------------
Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
Management and Research, Inc.
-----------------------------------
Entity:  ANTAC, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  AN/WRI DEVCO #1, Ltd.
Entity Form: a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle AN, LP owns an 80% limited partnership interest.
-----------------------------------
Entity: AN/WRI Partnership, Ltd.
Entity Form: a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle AN, LP owns an 80% limited partnership interest.
-----------------------------------
Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------
Entity:  E&S Direct, Inc.
Entity Form: a Texas coporation
Ownership or Other Basis of Control: WHolly owned subsidiary of Garden
State Life Insurance Company.
-----------------------------------
Entity:  Eagle AN, L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
owns a 1% general partnership interest.
-----------------------------------
Entity:  Eagle Ind., L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest,
and ANIND TX, Inc. owns a 1% general partnership interest.
-----------------------------------
Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P.. owns a 92.85% limited partnership interest.
-----------------------------------
Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------
Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------
Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment
Services, Inc.; 94.3% owned by American National Property and Casualty Holding
Company, LLC, formerly American National Holdings, LLC; 5% owned by TMNY Investments, LLC.
-----------------------------------
Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------
Entity:  First Commerce Center
         Phoenix, LLC
Entity Form: an Arizona limited liability company
Ownership or Other Basis of Control:Eagle AN, L.P. owns a 70% interest.
-----------------------------------
Entity:  Forest View Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
99% limited partnership interest.
-----------------------------------
Entity:  Galveston Island Water Park, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANH20 is a 1% general partner; Preston 121
Partners, Ltd. is a 59% limited partner.
-----------------------------------
Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Life Holdings, Inc.
-----------------------------------
Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV97, Inc. owns a 50% interest
-----------------------------------
Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.
-----------------------------------
Entity:  Lawyers Title of Galveston
Entity Form: a Texas Coporation
Ownership or Other Basis of Control:South Shore Harbour Development, LTD owns
50% of the outstanding stock.
-----------------------------------
Entity:  Loudoun Medical L.L.C. #1
Entity Form: a Maryland limited liability company
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.
-----------------------------------
Entity:  McMilland/Miami LLC.
Entity Form: a Florida limited liability company
Ownership or Other Basis of Control: Wholly owned by Eagle AN, LP.
-----------------------------------
Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Property and Casualty Company.
-----------------------------------
Entity: PCO Battery Brooke Parkway, LP
Entity Form: a Virginia limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity: PCO Carolina Pines, LP
Entity Form: a South Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Jenkins Brothers Road, LP
Entity Form: a South Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Kent Drive, LP
Entity Form: a Georgia limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Omnicron, LP
Entity Form: a Kentucky limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Nashville, LP
Entity Form: a Tennessee limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Northfolk, LP
Entity Form: a Tennessee limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Watkins Road, LP
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  PCO Wilson Business Parkway, LP
Entity Form: a South Carolina limited partnership
Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest;
ANIND, TX Inc. owns a 1% interest.
-----------------------------------
Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest.  Eagle AN, LP owns a 98% limited partnership interest.
-----------------------------------
Entity:  R.A.A.B. of W. Va., Inc.
Entity Form: a West Virginia corporation
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.
-----------------------------------
Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty
Insurance Company.
-----------------------------------
Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
Entity Form: a Massachusetts corporation
Ownership or Other Basis of Control: 100% owned by Rural Agency and
Brokerage, Inc.
-----------------------------------
Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------
Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 19% interest.
-----------------------------------
Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
National Insurance Company.
-----------------------------------
Entity:  Servicios de Administracion American National, S.A. de C.V.
Entity Form: a Mexico company
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc. owns 0.10%.
-----------------------------------
Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation-registered investment company
Ownership or Other Basis of Control: Investment Advisory Agreement with
Securities Management and Research, Inc. Also, American National Insurance
Company and Securities Management and Research own stock of the Company.
-----------------------------------
Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5% general partnership interest.
-----------------------------------
Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
National Life Holdings, Inc.
-----------------------------------
Entity:  Standard Plus, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company
-----------------------------------
Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------
Entity:  TMNY Investments, LLC
Entity Form: a Texas limited liability company
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and Casualty Company owns approximately 17%; approximately 66% owned by employees.
-----------------------------------
Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.7% limited partnership interest.
-----------------------------------
Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

ITEM 27. NUMBER OF CONTRACT OWNERS

As of April 1, 2006, there were 255 owners of the Contracts covered by this Registration Statement.

ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services Agreement:

American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or ( ) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement.”

The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Securities Management and Research, Inc. serves as investment adviser to

(i)SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R, Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and

(ii)American National Investment Accounts, Inc. consisting of American National Equity Income Portfolio, American National High Yield Bond Portfolio, American National International Stock Portfolio, American National Small-Cap/Mid Cap Portfolio, and American National Government Bond Portfolio. Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b) The Registrant’s principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550

Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Teresa E. Axelson	Vice President, Secretary, Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Brenda T. Koelemay	Vice President, Treasurer, Chief Administrative and Financial Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Ronald C. Price	Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Andrew R. Duncan	Vice President, Head of Mutual Funds	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

(c) Compensation fron the Registrant

----------------------------------- ----------------------- --------------------------- ------------------- ---------------------------
               (1)                           (2)                       (3)                     (4)                     (5)
  Name of Principal Underwriter        Net Underwriting       Compensation on               Brokerage           Other Compensation
                                        Discounts and            Redemption                Commissions
                                         Commissions
----------------------------------- ----------------------- --------------------------- ------------------- ---------------------------
----------------------------------- ----------------------- --------------------------- ------------------- ---------------------------

Securities Management & Research,  $5,117,893                 N/A                          N/A                   N/A
Inc.
----------------------------------- ----------------------- --------------------------- ------------------- ---------------------------

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES — Not Applicable

ITEM 32. Undertakings

(a)Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. (b)Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information. (c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.

(d)The registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract. (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the contract; (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants. (4) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(e) Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 27th day of April, 2006.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

By: American National Insurance Company

By:__/s/ Robert L. Moody
Robert L. Moody,
Chairman of the Board,
and Chief Executive Officer

By:__/s/ G. Richard Ferdinandtsen
G. Richard Ferdinandtsen
President
And Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
 (Depositor)

By:__/s/ Robert L. Moody
Robert L. Moody,
Chairman of the Board,
and Chief Executive Officer

By:__/s/ G. Richard Ferdinandtsen
G. Richard Ferdinandtsen
President
And Chief Operating Officer

Attest By:__/s/ J.Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities and on the 27th day of April, 2006:

Signature	Title
/s/ Michael W. McCroskey Michael W. McCroskey	Executive Vice President Investments (Principal Financial Officer)
/s/ Stephen E. Pavlicek Stephen E. Pavlicek	Senior Vice President and Controller (Principal Accounting Officer)
/s/ Robert L. Moody Robert L. Moody	Director, Chairman of the Board and Chief Executive Officer
/s/ G. Richard Ferdinandtsen G. Richard Ferdinandtsen	Director, President and Chief Operating Officer
/s/ Dwain A. Akins by Power of Attorney Arthur O. Dummer	Director
/s/ Dwain A. Akins by Power of Attorney Dr. Shelby M. Elliott	Director
/s/ Dwain A. Akins by Power of Attorney Frances Anne Moody-Dahlberg	Director
/s/ Dwain A. Akins by Power of Attorney Russell S. Moody	Director
/s/ Dwain A. Akins by Power of Attorney W.L. Moody, IV	Director
/s/ Dwain A. Akins by Power of Attorney Frank P. Willamson	Director
/s/ Dwain A. Akins by Power of Attorney James D. Yarbrough	Director